AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2005.



                                                             File Nos. 033-85014
                                                                       811-08810



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]


                        Post-Effective Amendment No. 22               [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               Amendment No. 24                       [X]


                        (Check Appropriate Box Or Boxes)

                            ------------------------


                          FS VARIABLE SEPARATE ACCOUNT


                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                            ("FIRST SUNAMERICA LIFE")
                               (Name of Depositor)

                           733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 996-9786

                            CHRISTINE A. NIXON, ESQ.
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY


                       C/O AIG RETIREMENT SERVICES, INC.


                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                    (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 2, 2005 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on [INSERT DATE if applicable] pursuant to paragraph (a) of Rule 485

                          FS VARIABLE SEPARATE ACCOUNT


                              Cross Reference Sheet

                               PART A - PROSPECTUS


Item Number in Form N-4                                      Caption
-----------------------                                      -------
1.  Cover Page ..........................................    Cover Page

2.  Definitions .........................................    Definitions

3.  Synopsis ............................................    Highlights; Fee Tables;
                                                             Portfolio Expenses; Examples

4.  Condensed Financial Information .....................    Appendix A - Condensed Financial
                                                             Information

5.  General Description of Registrant,                       The Polaris/Polaris II Variable
    Depositor and Portfolio Companies ...................    Annuity; Other Information

6.  Deductions ..........................................    Expenses

7.  General Description of Variable Annuity Contracts ...    The Polaris/Polaris II Variable Annuity;
                                                             Purchasing the Polaris/Polaris II Variable
                                                             Annuity; Investment Options

8.  Annuity Period ......................................    Income Options

9.  Death Benefit .......................................    Death Benefits


10. Purchases and Contract Value ........................    Purchasing the Polaris/Polaris II Variable
                                                             Annuity

11. Redemptions .........................................    Access To Your Money

12. Taxes ...............................................    Taxes

13. Legal Proceedings ...................................    Legal Proceedings

14. Table of Contents of                                     Table of Contents of
    Statement of Additional Information .................    Statement of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


Item Number in Form N-4                                      Caption
-----------------------                                      -------
15. Cover Page ..........................................    Cover Page

16. Table of Contents ...................................    Table of Contents

17. General Information and History .....................    The Polaris/Polaris II Variable Annuity (P);
                                                             Separate Account; General Account
                                                             (P); Investment Options (P);
                                                             Other Information (P)

18. Services ............................................    Other Information (P)

19. Purchase of Securities Being Offered ................    Purchasing the Polaris/Polaris II Variable Annuity (P)

20. Underwriters ........................................    Distribution of Contracts

21. Calculation of Performance Data .....................    Performance Data

22. Annuity Payments ....................................    Income Options (P); Income Payments;
                                                             Annuity Unit Values

23. Financial Statements ................................    Depositor: Other Information (P);
                                                             Financial Statements; Registrant:
                                                             Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT

                     POLARIS II VARIABLE ANNUITY PROSPECTUS
                               (F-3023-PRO (5/05))
                                DATED MAY 2, 2005
                                       AND

                       POLARIS VARIABLE ANNUITY PROSPECTUS
                              (F-1319-PRO.2 (5/05))
                              (F-1878-PRO.2 (5/05))
                                DATED MAY 2, 2005
                                       AND

          WM DIVERSIFIED STRATEGIES III NY VARIABLE ANNUITY PROSPECTUS
                               (N-3794-PRO (5/05))
                                DATED MAY 2, 2005
--------------------------------------------------------------------------------

The following language shall be added as page 2, prior to the Table of Contents, of each prospectus referenced above:

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

First SunAmerica Life Insurance Company's (the "Company") Annual Report on Form 10-K for the year ended December 31, 2004, and its quarterly reports on Form 10-Q, File No. 033-81474, are incorporated herein by reference. The Company files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and 10-Q, electronically pursuant to EDGAR under CIK 0000926897.

All documents or reports filed by the Company under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

The Company is subject to the informational requirements of the Exchange Act. We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia                  Chicago, Illinois
450 Fifth Street, N.W., Room 1024                 500 West Madison Street
Washington, DC 20549                              Chicago, IL 60661

                                                  New York, New York
                                                  233 Broadway
                                                  New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.



                                   Page 1 of 2
               Please keep this Supplement with your prospectus.

The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

               First SunAmerica Life Insurance Company
               Annuity Service Center
               P.O. Box 54299
               Los Angeles, California 90054-0299
               Telephone Number:  (800) 99NY-SUN

SECURITES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to the Company's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of the Company in connection with the securities registered under this prospectus, the Company will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. The Company will be governed by final judgment of the issue. However, if in the opinion of the Company's counsel this issue has been determined by controlling precedent, the Company will not submit the issue to a court for determination.


Dated:  May 2, 2005


                                   Page 2 of 2
                Please keep this Supplement with your prospectus.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE
                   POLARIS CHOICE VARIABLE ANNUITY PROSPECTUS
                               (F-3795-PRO (5/05))
                                DATED MAY 2, 2005
                                       AND

                     POLARIS II VARIABLE ANNUITY PROSPECTUS
                               (F-3802-PRO (5/05))
                                DATED MAY 2, 2005
--------------------------------------------------------------------------------


THE POLARIS INCOME REWARDS FEATURE IS NOT CURRENTLY AVAILABLE.





Date:  May 2, 2005

                Please keep this Supplement with your Prospectus
                                   Page 1 of 1

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
  ----------------------------------------------------------------------------

           SUPPLEMENT TO THE POLARIS II PROSPECTUS DATED MAY 2, 2005
                                 ("SUPPLEMENT")

The following information is provided to offer the optional Polaris Rewards Program. The sections shown here supplement those in the Prospectus, if the Polaris Rewards Program is elected.

This variable annuity provides an optional payment enhancement feature. If you elect this feature, in exchange for payment enhancements credited to your contract, your surrender charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may offset the value of any payment enhancement, if you make an early withdrawal.

If you elect to participate in the Polaris Rewards Program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this Program, all Purchase Payments are subject to a nine year withdrawal charge schedule. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. You may not elect to participate in this Program if you are age 81 or older at the time of contract issue. Amounts we contribute to your contract under this Program are considered earnings and are allocated to your contract as described below.

HIGHLIGHTS
-------------------

WE ALSO OFFER PRODUCTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. GENERALLY, PRODUCTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS PRODUCTS WITH THE POLARIS REWARDS PROGRAM. HOWEVER, CONTRACTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE.

                Please keep this Supplement with your Prospectus

GLOSSARY
----------------

To describe the Polaris Rewards Program, we use the following defined terms:

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

POLARIS REWARDS PROGRAM - A program that provides a payment enhancement in exchange for a surrender charge that declines over 9 years.

Any other capitalized terms used in this Supplement have the same meaning as the term defined in the Prospectus.

FEE TABLE
-----------------

EXPENSES FOR CONTRACTS WITH POLARIS REWARDS

MAXIMUM OWNER TRANSACTION EXPENSES
Maximum Withdrawal Charges (as a percentage of each Purchase Payment)(1) 9%

(1)WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS                    1     2     3     4     5     6     7     8     9    10
-----                   ---   ---   ---   ---   ---   ---   ---   ---   ---   ---
With Polaris Rewards    9%    9%    8%    7%    6%    5%    4%    3%    2%    0%

After a Purchase Payment has been in the contract for nine complete years, withdrawal charges no longer apply to that Purchase Payment. The other expenses in the contract remain the same.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     MAXIMUM AND MINIMUM EXPENSE EXAMPLES WITH THE POLARIS REWARDS PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract, with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fee, separate account annual expenses, fees for optional features and expenses of the Underlying Funds of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Underlying Funds are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
----------------------------------------------
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.52% AND INVESTMENT IN THE UNDERLYING FUND WITH TOTAL EXPENSES OF 1.85%)
    (1) If you surrender your contract at the end of the applicable time period and you elect the Optional Polaris Income Rewards feature (0.65% for years 0-7 and 0.45% for years 8-10):

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $1,317                    $,2062                     $2,723                      $4,284
                =====================================================================================================

    (2)    If you annuitize your contract at the end of applicable time period:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 340                     $1,036                     $1,755                      $3,658
                =====================================================================================================

    (3) If you do not surrender your contract and you elect the Optional Polaris Income Rewards feature (0.65% for years 0-7 and 0.45% for years 8-10):

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 417                     $1,262                     $2,123                      $4,284
                =====================================================================================================

MINIMUM EXPENSE EXAMPLES
---------------------------------------------
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.52% AND INVESTMENT IN THE UNDERLYING FUND WITH TOTAL EXPENSES OF 0.55%)
    (1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $1,119                    $1,476                     $1,760                      $2,497
                =====================================================================================================

    (2)    If you annuitize your contract at the end of applicable time period:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 210                     $  649                     $1,114                      $2,400
                =====================================================================================================

    (3) If you do not surrender your contract and you do not elect any optional features:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 219                     $  676                     $1,160                      $2,497
                =====================================================================================================

NOTE: Expense examples reflect participation in the Polaris Rewards Program and therefore use the Polaris Rewards surrender charge schedule and a 2% upfront Payment Enhancement.

POLARIS REWARDS PROGRAM
----------------------------------------------

If you are age 80 or younger at the time your contract is issued you may elect to participate in this program. If you elect to participate in the Polaris Rewards program at contract issue, we contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the feature.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, as a source account for dollar cost averaging.

Enhancement Levels

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.

Upfront Payment Enhancement

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement rate. We periodically review and establish the upfront Payment Enhancement rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and the available Fixed Account options according to the current allocation instructions on file when we receive each Purchase Payment.

Deferred Payment Enhancement

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement rate. We periodically review and establish the deferred Payment Enhancement rates and deferred Payment Enhancement dates. The deferred Payment Enhancement rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

An illustration of how we calculate any applicable Deferred Payment Enhancement amount can be found at the end of this supplement in the APPENDIX -- POLARIS REWARDS PROGRAM EXAMPLES.

We will not allocate any applicable deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the deferred Payment Enhancement date:
        --      You surrender your contract;
        --      A death benefit is paid on your contract;
        --      You switch to the Income Phase of your contract; or
        --      You fully withdraw the corresponding Purchase Payment.

90 Day Window

As of the 90th day after your contract was issued, we will total your Purchase Payments less withdrawals made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments, less withdrawals, bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Variable Portfolio, for a deferred Look Back Adjustment.

An example of a Look-Back Adjustment can be found at the end of this supplement in the APPENDIX -- POLARIS REWARDS PROGRAM EXAMPLES.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:

    --------------------------------------------------------------------------------------------------------
          ENHANCEMENT              UPFRONT PAYMENT           DEFERRED PAYMENT           DEFERRED PAYMENT
             LEVEL                ENHANCEMENT RATE           ENHANCEMENT RATE           ENHANCEMENT DATE
    --------------------------------------------------------------------------------------------------------
     Under $40,000                       2%                         0%                         N/A
    --------------------------------------------------------------------------------------------------------
     $40,000-$99,999                     4%                         0%                         N/A
    --------------------------------------------------------------------------------------------------------
     $100,000-$499,999                   4%                         1%                 Nine years from the
                                                                                              date
                                                                                         we receive each
                                                                                        Purchase Payment.
    --------------------------------------------------------------------------------------------------------
     $500,000-more                       5%                         1%                 Nine years from the
                                                                                              date
                                                                                         we receive each
                                                                                        Purchase Payment.
    --------------------------------------------------------------------------------------------------------

If a Spousal Continuation of the contract occurs, Deferred Payment Enhancements will be allocated as they would have been under the original contract.

If you elect Polaris Rewards and decide to cancel your contract during the Right to Examine period, we will refund to you the value of your contract on the day we receive your request minus the Right to Examine Payment Adjustment. The Right to Examine Payment Adjustment is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your Right to Examine request; or
(2) the Payment Enhancement amount(s), if any, which we allocate to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the Right to Examine period.

If you contract was issued as an IRA and you cancel your contract during the Right to Examine period, we return the greater of (1) your Purchase Payments; or
(2) the value of your contract minus the Right to Examine Payment Enhancement Deduction.

The Polaris Rewards program may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        POLARIS REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I.     DEFERRED PAYMENT ENHANCEMENT
If you elect to participate in the Polaris Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

EXAMPLE 1 - NO WITHDRAWALS ARE MADE
The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:
    1.     Your contract value on your 5th contract anniversary is $190,000.
    2.     You request a withdrawal of $75,000 on your 5th contract anniversary.
    3.     No subsequent Purchase Payments have been made.
    4.     No prior withdrawals have been taken.
    5.     Funds are not allocated to any of the MVA Fixed Accounts.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.     90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

    --------------------------------------------------------------------------------------------------------
          ENHANCEMENT              UPFRONT PAYMENT           DEFERRED PAYMENT           DEFERRED PAYMENT
             LEVEL                ENHANCEMENT RATE           ENHANCEMENT RATE           ENHANCEMENT DATE
    --------------------------------------------------------------------------------------------------------
     Under $40,000                       2%                         0%                         N/A
    --------------------------------------------------------------------------------------------------------
     $40,000-$99,999                     4%                         0%                         N/A
    --------------------------------------------------------------------------------------------------------
     $100,000-$499,999                   4%                         1%                 Nine years from the
                                                                                              date
                                                                                         we receive each
                                                                                        Purchase Payment.
    --------------------------------------------------------------------------------------------------------
     $500,000-more                       5%                         1%                 Nine years from the
                                                                                      date we receive each
                                                                                        Purchase Payment.
    --------------------------------------------------------------------------------------------------------

Contracts issued with the Polaris Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:
     1. Above Enhancement Levels, Rates and Dates throughout the first 90 days.
     2.     No withdrawal in the first 90 days.
     3.     Initial Purchase Payment of $35,000 on December 1, 2000.
     4.     Subsequent Purchase Payment of $40,000 on January 15, 2001.
     5.     Subsequent Purchase Payment of $25,000 on January 30, 2001.
     6.     Subsequent Purchase Payment of $7,500 on February 12, 2001.

ENHANCEMENT AT THE TIME PAYMENTS ARE RECEIVED

    -------------------------------------------------------------------------------------------------------------
                                                                                                    DEFERRED
           DATE OF                PURCHASE              UPFRONT               DEFERRED              PAYMENT
          PURCHASE                PAYMENT               PAYMENT               PAYMENT             ENHANCEMENT
           PAYMENT                 AMOUNT             ENHANCEMENT           ENHANCEMENT               DATE
    -------------------------------------------------------------------------------------------------------------
     December 1, 2000             $35,000                  2%                    0%                   N/A
    -------------------------------------------------------------------------------------------------------------
     January 15, 2001             $40,000                  4%                    0%                   N/A
    -------------------------------------------------------------------------------------------------------------
     January 30, 2001             $25,000                  4%                    1%             January 30, 2010
    -------------------------------------------------------------------------------------------------------------
     February 12, 2001             $7,500                  4%                    1%            February 12, 2010
    -------------------------------------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENT ON THE 90(TH) DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:

    -------------------------------------------------------------------------------------------------------------
                                                                                                    DEFERRED
           DATE OF                PURCHASE              UPFRONT               DEFERRED              PAYMENT
          PURCHASE                PAYMENT               PAYMENT               PAYMENT             ENHANCEMENT
           PAYMENT                 AMOUNT             ENHANCEMENT           ENHANCEMENT               DATE
    -------------------------------------------------------------------------------------------------------------
     December 1, 2000             $35,000                  4%                    1%             December 1, 2009
    -------------------------------------------------------------------------------------------------------------
     January 15, 2001             $40,000                  4%                    1%             January 15, 2010
    -------------------------------------------------------------------------------------------------------------
     January 30, 2001             $25,000                  4%                    1%             January 30, 2010
    -------------------------------------------------------------------------------------------------------------
     February 12, 2001             $7,500                  4%                    1%            February 12, 2010
    -------------------------------------------------------------------------------------------------------------

Date: May 2, 2005

                Please keep this Supplement with your Prospectus

                               [POLARIS II LOGO]

                                   PROSPECTUS

                                  MAY 2, 2005



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             FS VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - both fixed account options and Variable
To learn more about the annuity               Portfolios listed below. The Variable Portfolios are part of the American Funds
offered in this prospectus, you can           Insurance Series ("AFIS"), the Anchor Series Trust ("AST"), the Lord Abbett Series
obtain a copy of the Statement of             Fund, Inc. ("LASF"), the SunAmerica Series Trust ("SAST") and the Van Kampen Life
Additional Information ("SAI") dated          Investment Trust ("VKT").
May 2, 2005. The SAI has been filed
with the United States Securities and         STOCKS:
Exchange Commission ("SEC") and is                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
incorporated by reference into this                 - Aggressive Growth Portfolio                                              SAST
prospectus. The Table of Contents of                - Blue Chip Growth Portfolio                                               SAST
the SAI appears at the end of this                  - "Dogs" of Wall Street Portfolio*                                         SAST
prospectus. For a free copy of the                  - Growth Opportunities Portfolio                                           SAST
SAI, call us at 1-800-99NY-SUN or                 MANAGED BY ALLIANCEBERNSTEIN
write to us at our Annuity Service                  - Small & Mid Cap Value Portfolio                                          SAST
Center, P.O. Box 54299, Los Angeles,              MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
California 90054-0299.                              - Alliance Growth Portfolio                                                SAST
                                                    - Global Equities Portfolio                                                SAST
In addition, the SEC maintains a                    - Growth-Income Portfolio                                                  SAST
website (http://www.sec.gov) that                 MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
contains the SAI, materials                         - American Funds Global Growth Portfolio                                   AFIS
incorporated by reference and other                 - American Funds Growth Portfolio                                          AFIS
information filed electronically with               - American Funds Growth-Income Portfolio                                   AFIS
the SEC by the Company.                           MANAGED BY DAVIS ADVISORS
                                                    - Davis Venture Value Portfolio                                            SAST
ANNUITIES INVOLVE RISKS, INCLUDING                  - Real Estate Portfolio                                                    SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Federated American Leaders Portfolio*                                    SAST
GUARANTEED OR ENDORSED BY, ANY BANK.                - Telecom Utility Portfolio                                                SAST
THEY ARE NOT FEDERALLY INSURED BY THE             MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
FEDERAL DEPOSIT INSURANCE                           - Goldman Sachs Research Portfolio                                         SAST
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY LORD, ABBETT & CO
BOARD OR ANY OTHER AGENCY.                          - Lord Abbett Growth and Income Portfolio                                  LASF
                                                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Marsico Growth Portfolio                                                 SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio                              SAST
                                                    - MFS Mid-Cap Growth Portfolio                                             SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                                               SAST
                                                    - International Growth and Income Portfolio                                SAST
                                                    - Putnam Growth: Voyager Portfolio                                         SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                                  SAST
                                                  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
                                                    - Van Kampen Growth and Income Portfolio, Class II Shares                   VKT
                                                    - International Diversified Equities Portfolio                             SAST
                                                    - Technology Portfolio                                                     SAST
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares*                       VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares                 VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government & Quality Bond Portfolio                                       AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street Portfolio is an equity fund seeking total return; Federated
                                              American Leaders Portfolio is an equity fund seeking growth of capital and income;
                                                and Van Kampen LT Comstock Portfolio is an equity fund, seeking capital growth and income.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                            EXCHANGE COMMISSION, NOR
HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................
                                                                                      2
 HIGHLIGHTS......................................................................
                                                                                      3
 FEE TABLES......................................................................
                                                                                      4
    Maximum Owner Transaction Expenses...........................................
                                                                                      4
    Contract Maintenance Fee.....................................................
                                                                                      4
    Separate Account Annual Expenses.............................................
                                                                                      4
    Additional Optional Feature Fee..............................................
                                                                                      4
    Optional Polaris Income Rewards..............................................
                                                                                      4
    Optional Capital Protector Fee...............................................
                                                                                      4
    Underlying Fund Expenses.....................................................
                                                                                      4
 EXAMPLES........................................................................
                                                                                      5
 THE POLARIS II VARIABLE ANNUITY.................................................
                                                                                      6
 PURCHASING A POLARIS II VARIABLE ANNUITY........................................
                                                                                      6
    Allocation of Purchase Payments..............................................
                                                                                      7
    Accumulation Units...........................................................
                                                                                      7
    Right to Examine.............................................................
                                                                                      7
    Exchange Offers..............................................................
                                                                                      7
 INVESTMENT OPTIONS..............................................................
                                                                                      8
    Variable Portfolios..........................................................
                                                                                      8
        Anchor Series Trust......................................................
                                                                                      8
        SunAmerica Series Trust..................................................
                                                                                      8
        American Funds Insurance Series..........................................
                                                                                      8
        Lord Abbett Series Fund, Inc. ...........................................
                                                                                      8
        Van Kampen Life Investment Trust.........................................
                                                                                      8
    Fixed Account Options........................................................
                                                                                      9
    Dollar Cost Averaging Fixed Accounts.........................................
                                                                                     10
    Dollar Cost Averaging Program................................................
                                                                                     10
    Asset Allocation Program.....................................................
                                                                                     10
    Transfers During the Accumulation Phase......................................
                                                                                     11
    Automatic Asset Rebalancing Program..........................................
                                                                                     13
    Return Plus Program..........................................................
                                                                                     13
    Voting Rights................................................................
                                                                                     13
    Substitution, Addition or Deletion of Variable Portfolios....................
                                                                                     13
 ACCESS TO YOUR MONEY............................................................
                                                                                     14
    Systematic Withdrawal Program................................................
                                                                                     14
    Minimum Contract Value.......................................................
                                                                                     15
 OPTIONAL LIVING BENEFITS........................................................
                                                                                     15
    Polaris Income Rewards.......................................................
                                                                                     15
    Capital Protector............................................................
                                                                                     18
 DEATH BENEFIT...................................................................
                                                                                     19
    Death Benefits...............................................................
                                                                                     19
    Spousal Continuation.........................................................
                                                                                     20
 EXPENSES........................................................................
                                                                                     21
    Separate Account Expenses....................................................
                                                                                     21
    Withdrawal Charges...........................................................
                                                                                     21
    Underlying Fund Expenses.....................................................
                                                                                     21
    Contract Maintenance Fee.....................................................
                                                                                     22
    Transfer Fee.................................................................
                                                                                     22
    Optional Polaris Income Rewards Fee..........................................
                                                                                     22
    Optional Capital Protector Fee...............................................
                                                                                     22
    Income Taxes.................................................................
                                                                                     22
    Reduction or Elimination of Charges and Expenses, and Additional Amounts
      Credited...................................................................
                                                                                     22
 INCOME OPTIONS..................................................................
                                                                                     22
    Annuity Date.................................................................
                                                                                     22
    Income Options...............................................................
                                                                                     23
    Fixed or Variable Income Payments............................................
                                                                                     23
    Income Payments..............................................................
                                                                                     23
    Transfers During the Income Phase............................................
                                                                                     24
    Deferment of Payments........................................................
                                                                                     24
 TAXES...........................................................................
                                                                                     24
    Annuity Contracts in General.................................................
                                                                                     24
    Tax Treatment of Distributions - Non-Qualified Contracts.....................
                                                                                     24
    Tax Treatment of Distributions - Qualified Contracts.........................
                                                                                     24
    Minimum Distributions........................................................
                                                                                     25
    Tax Treatment of Death Benefits..............................................
                                                                                     25
    Contracts Owned by a Trust or Corporation....................................
                                                                                     26
    Gifts, Pledges and/or Assignments of a Contract..............................
                                                                                     26
    Diversification and Investor Control.........................................
                                                                                     26
 OTHER INFORMATION...............................................................
                                                                                     26
    First SunAmerica.............................................................
                                                                                     26
    The Separate Account.........................................................
                                                                                     26
    The General Account..........................................................
                                                                                     27
    Registration Statement.......................................................
                                                                                     27
    Payments in Connection with Distribution of the Contract.....................
                                                                                     27
    Administration...............................................................
                                                                                     27
    Legal Proceedings............................................................
                                                                                     28
    Independent Registered Public Accounting Firm................................
                                                                                     28
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................
                                                                                     28
 APPENDIX A - CONDENSED FINANCIAL INFORMATION FOR POLARIS II.....................
                                                                                    A-1
 APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")....................................
                                                                                    B-1
 APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................
                                                                                    C-1
 APPENDIX D - POLARIS INCOME REWARDS EXAMPLES....................................
                                                                                    D-1


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                                    GLOSSARY
        ----------------------------------------------------------------
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.



ANNUITANT - The person on whose life we base income payments.




ANNUITY DATE - The date on which you select income payments to begin.



ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to First SunAmerica Life Insurance Company, the insurer that issues this contract. The term "we," "us," "our," and "First SunAmerica" are also used to identify the Company.



CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.




FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.



INCOME PHASE - The period during which we make income payments to you.


LATEST ANNUITY DATE - Your 90th birthday.



MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.




PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.



QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.



SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.




TRUSTS - Collectively refers to the Anchor Series Trust, the America Funds Insurance Series, the Lord Abbett Series Fund, Inc., the SunAmerica Series Trust, and the Van Kampen Life Investment Trust.



UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                   HIGHLIGHTS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

The Polaris II Variable Annuity is a contract between you and First SunAmerica Life Insurance Company ("First SunAmerica"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


RIGHT TO EXAMINE: If you cancel your contract within 10 days after receiving it, we will cancel the contract without charging a withdrawal charge. You will receive the greater of Purchase Payments or the value of your contract on the day that we receive your request. This amount may be more or less than your original Purchase Payment. PLEASE SEE PURCHASING A POLARIS II VARIABLE ANNUITY IN THE PROSPECTUS.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract administration charge from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment management charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS II VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract. For an additional fee, these features are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract call your financial representative or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 99NY-SUN.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.



  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT.


MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Withdrawal Charges (as a percentage of each Purchase Payment)(1)..................  7%


TRANSFER FEE.................. $25 per transfer after the first 15 transfers in any contract year.



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE..................................................................  $30(2)


SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolio)



Mortality and Expense Risk Charge...........................  1.37%
Distribution Expense Charge.................................  0.15%
                                                              =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..................  1.52%


ADDITIONAL OPTIONAL FEATURE FEE

You may elect either the following optional Polaris Income Rewards or Capital Protector features described below.



OPTIONAL POLARIS INCOME REWARDS


(calculated as a percentage of your Purchase Payments received in the first 90 days adjusted for withdrawals)



                                 CONTRACT YEAR                                    ANNUALIZED FEE(2)
                                 -------------                                    -----------------
  0-7...........................................................................     0.65%
  8-10..........................................................................     0.45%
  11+...........................................................................     none



OPTIONAL CAPITAL PROTECTOR FEE


(calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract)



                                 CONTRACT YEAR                                    ANNUALIZED FEE(4)
                                 -------------                                    -----------------
  0-7...........................................................................     0.50%
  8-10..........................................................................     0.25%
  11+...........................................................................     none



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



UNDERLYING FUND EXPENSES



                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM   MAXIMUM
                          -------------------------------------                             -------   -------
(expenses that are deducted from Underlying Funds of the Trusts, including management
fees, other expenses and 12b-1 fees, if applicable).......................................   0.55%     1.85%


FOOTNOTES TO THE FEE TABLES:


(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 years as follows:



YEARS:......................................................   1    2    3    4    5    6    7   8+
                                                              7%   6%   5%   4%   3%   2%   1%   0%



(2) The contract maintenance fee may be waived if contract value is $50,000 or more.



(3) The Polaris Income Rewards feature is an optional guaranteed minimum withdrawal benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter.



(4) The Capital Protector feature is an optional guaranteed minimum accumulation benefit. The fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES


(assuming separate account annual expenses of 1.52% and investment in an Underlying Fund with maximum total expenses of 1.85%)



(1) If you surrender your contract at the end of the applicable time period and you elect the optional Polaris Income Rewards (0.65% for years 0-7, and 0.45% for years 8-10) feature:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
    $1,109            $1,737            $2,381            $4,200
---------------------------------------------------------------------
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(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $340             $1,036            $1,755            $3,658
---------------------------------------------------------------------
---------------------------------------------------------------------



(3) If you do not surrender your contract and you elect the optional Polaris Income Rewards (0.65% for years 0-7, and 0.45% for years 8-10) feature:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $409             $1,237            $2,081            $4,200
---------------------------------------------------------------------
---------------------------------------------------------------------


MINIMUM EXPENSE EXAMPLES


(assuming separate account annual expenses of 1.52% and investment in an Underlying Fund with minimum total expenses of 0.55%)


(1) If you surrender your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $915             $1,163            $1,437            $2,448
---------------------------------------------------------------------
---------------------------------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $210              $649             $1,114            $2,400

 --------------------------------------------------------------------
--------------------------------------------------------------------


(3) If you do not surrender your contract:


    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $215              $663             $1,137            $2,448
---------------------------------------------------------------------
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EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.



2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed.



3. If you elected other optional features, your expenses would be lower than those shown in these Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.



   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.

           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

        ----------------------------------------------------------------
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                                 THE POLARIS II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:


     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.



     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.



     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.


Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.


Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.


        ----------------------------------------------------------------
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                            PURCHASING A POLARIS II
                                VARIABLE ANNUITY
        ----------------------------------------------------------------
        ----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.


--------------------------------------------------------------------------------------------
                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------



Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.



We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, AIG SunAmerica Life Assurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.



We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.



ALLOCATION OF PURCHASE PAYMENTS



In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.



Provided we have received your Purchase Payment and all required paperwork by Market Close, we allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.



ACCUMULATION UNITS



When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.



We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:


     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and


     3. We divide this amount by the number of outstanding Accumulation Units.



We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


EXAMPLE:


We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.



RIGHT TO EXAMINE



You may cancel your contract within ten days after receiving it. To cancel, you must mail the contract along with your Right to Examine request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the Right to Examine period, generally, we will refund to you the greater of (1) Purchase Payments or (2) the value of your contract on the day we receive your request.



With respect to those contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable Right to Examine period. Currently, we do not put your money in the Cash Management Variable Portfolio during the Right to Examine period unless you allocate your money to it.



EXCHANGE OFFERS



From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits also issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS



The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.



The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds in addition to those listed here that are not available for investment under this contract.



The Variable Portfolios along with their respective advisers are listed below:



     ANCHOR SERIES TRUST - CLASS 3



     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").



     SUNAMERICA SERIES TRUST - CLASS 3



     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").



     AMERICAN FUNDS INSURANCE SERIES - CLASS 2



     Capital Research and Management Company is the investment adviser for the American Funds Insurance Series ("AFIS").



     LORD ABBETT SERIES FUND, INC. - CLASS VC



     Lord, Abbett & Co. is the investment adviser to the Lord Abbett Series Fund, Inc. ("LASF").



     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II



     Van Kampen Asset Management is the investment adviser to the Van Kampen Life Investment Trust ("VKT").


The Variable Portfolios, along with the Trust's subadvisers are listed below:


STOCKS:




     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - Aggressive Growth Portfolio                                        SAST



       - Blue Chip Growth Portfolio                                         SAST


       - "Dogs" of Wall Street Portfolio*                                   SAST



       - Growth Opportunities Portfolio                                     SAST



     MANAGED BY ALLIANCEBERNSTEIN



       - Small & Mid Cap Value Portfolio                                    SAST


     MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.


       - Alliance Growth Portfolio                                          SAST



       - Global Equities Portfolio                                          SAST


       - Growth-Income Portfolio                                            SAST

     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY

       - American Funds Global Growth Portfolio                             AFIS

       - American Funds Growth Portfolio                                    AFIS

       - American Funds Growth-Income Portfolio                             AFIS

     MANAGED BY DAVIS ADVISORS

       - Davis Venture Value Portfolio                                      SAST

       - Real Estate Portfolio                                              SAST


     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA


       - Federated American Leaders Portfolio*                              SAST

       - Telecom Utility Portfolio                                          SAST


     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.


       - Goldman Sachs Research Portfolio                                   SAST

     MANAGED BY LORD, ABBETT & CO.


       - Lord Abbett Growth and Income Portfolio                            LASF


     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC

       - Marsico Growth Portfolio                                           SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Massachusetts Investors Trust Portfolio SAST


       - MFS Mid-Cap Growth Portfolio                                       SAST



     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC


       - Emerging Markets Portfolio                                         SAST


       - International Growth and Income Portfolio                          SAST


       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC

       - Foreign Value Portfolio                                            SAST

     MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT


       - Van Kampen Growth and Income Portfolio, Class II Shares             VKT


       - International Diversified Equities Portfolio** SAST

       - Technology Portfolio**                                             SAST

       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT

       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT


     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP


       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

       - Natural Resources Portfolio                                         AST

BALANCED:


     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - SunAmerica Balanced Portfolio                                      SAST

     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

       - MFS Total Return Portfolio                                         SAST

     MANAGED BY WM ADVISORS, INC.

       - Asset Allocation Portfolio                                          AST


BONDS:


     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                           AST

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.

       - Global Bond Portfolio                                              SAST

     MANAGED BY VAN KAMPEN

       - Worldwide High Income Portfolio                                    SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP


       - Government & Quality Bond Portfolio                                 AST



CASH:



     MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC


       - Cash Management Portfolio                                          SAST


* "Dogs" of Wall Street Portfolio is an equity fund seeking total return; Federated American Leaders Portfolio is an equity fund seeking growth of capital and income; and Van Kampen LT Comstock Portfolio is an equity fund, seeking capital growth and income.


** Morgan Stanley Investment Management, Inc., the Sub-adviser for the International Diversified Equities and Technology SAST portfolios, does business in certain instances using the name Van Kampen.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.


FIXED ACCOUNT OPTIONS



Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.



We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.



There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:



     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.



     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.



     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.



When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.



If at the time you purchase your contract, we are offering Fixed Accounts with a longer duration than one year, a market value adjustment ("MVA") may apply if you withdraw your money prior to the end of the Fixed Account. THE MARKET VALUE ADJUSTMENT APPENDIX SHOWS HOW WE CALCULATE AND APPLY THE MVA.



If you take money out of any available multi-year Fixed Account, before the end of the guarantee period, we make an adjustment to your contract. We refer to this adjustment as a MVA. The MVA does not apply to any available one year fixed account. The MVA reflects any difference in the interest rate environment between the time you place your money in the Fixed Account and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. However, the MVA will never result in your earning less that than the minimum annual guaranteed interest rate as specified in your contract, on Purchase Payments minus withdrawals, made prior to May 2, 2005, in to a particular multi-year Fixed Account and/or Purchase Payments less withdrawals made into any available multi-year fixed account on or after May 2, 2005. Thus, application of the MVA will not result in a loss of principal. Generally, if interest rates drop between the time you put your money into a Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. The MVA is applicable to both partial and full withdrawals of contract value.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with you financial representative about the current availability of this service.



All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.



DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM



The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program.



If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.



You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

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            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
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              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
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     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.



ASSET ALLOCATION PROGRAM


PROGRAM DESCRIPTION

The Asset Allocation program is offered at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of several Asset Allocation models designed to assist in meeting your stated investment goals. Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios. The Asset Allocation models allocate amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.


ENROLLING IN THE ASSET ALLOCATION PROGRAM



You may enroll in the Asset Allocation program by selecting the Asset Allocation model on the contract application form. If you already own a contract, you must complete and submit a program election form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may discontinue investing in the program at any time, subject to our rules, by providing a written request, calling our Annuity Service Center or logging onto our website.



You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may invest in Variable Portfolios outside your selected Asset Allocation model but only in those Variable Portfolios that are not utilized in the Asset Allocation model you selected. A transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model, outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.


WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


     REBALANCING THE MODELS


You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within each Asset Allocation model will be rebalanced. An investment in other Variable Portfolios not included in the model cannot be rebalanced.


Over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.



IMPORTANT INFORMATION


Using the Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in a Asset Allocation model. However, such a strategy involves a greater degree of risk because of the concentration of similar securities in a single asset class.

The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE



Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.



Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES



We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.



We have adopted the following administrative procedures to discourage Short-Term Trading.



We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.



In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:



     (1) the number of transfers made in a defined period;



     (2) the dollar amount of the transfer;



     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;



     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;



     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or



     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.



Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.



WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to their original percentages for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:


     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a growth Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the growth Variable Portfolio to increase those holdings to 50%.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.



RETURN PLUS PROGRAM



The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without putting your Purchase Payment at direct risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.



     EXAMPLE OF RETURN PLUS PROGRAM:



     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, Return Plus will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios according to your allocation instructions.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.



VOTING RIGHTS



The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS



We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may, in our sole discretion, offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations as we determine appropriate.

In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund for another and/or merge Underlying Funds. This would occur for various reasons, such as a determination that a Underlying Fund is no longer an appropriate investment for the contract due to continuing substandard performance; changes to the portfolio manager, investment objectives, risks and strategies; or changes in federal or state laws. To the extent required by the Investment Company Act of 1940, we may be required to obtain your approval through a proxy vote or SEC approval, prior to a substitution of shares of an Underlying Fund. We will notify you in writing of any proxies or substitutions that affect the Variable Portfolios offered in your contract.


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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct a contract maintenance fee. SEE EXPENSES BELOW.



Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.



Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.


Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.

After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge: (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or systematic withdrawals that year.

Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.

The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.


We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.



Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.



SYSTEMATIC WITHDRAWAL PROGRAM



During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times.

Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge and/or MVA may apply.



The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.



MINIMUM CONTRACT VALUE



Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


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                            OPTIONAL LIVING BENEFITS
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YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.



POLARIS INCOME REWARDS



What is Polaris Income Rewards?



Polaris Income Rewards is an optional living benefit feature. If you elect this feature, for which you will be charged an annualized fee, after a specified waiting period, you are guaranteed to receive withdrawals, over a minimum number of years that in total equal Purchase Payments made in the first 90 days adjusted for withdrawals during that period (the "Benefit"), even if the contract value falls to zero. Polaris Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance. Polaris Income Rewards has rules and restrictions that are discussed more fully below.



What options are currently available?


Three options are currently available under this feature. The available options, referred to as the Step-Up Options, provide a guaranteed minimum withdrawal amount over a minimum number of years equal to at least your initial Purchase Payment (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), the Benefit will be reduced and you may not receive a step-up amount depending on the option selected.


Each option and its components are fully described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.


How and when can I elect the feature?


You may only elect the feature at the time of contract issue and must choose one of the options discussed below. You may not change the option after election. You cannot elect the feature if you are age 81 or older on the contract issue date. Generally, once you elect the feature, it cannot be cancelled.


Polaris Income Rewards cannot be elected if you elect the Capital Protector feature. SEE CAPITAL PROTECTOR BELOW. Polaris Income Rewards may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.



How is the Benefit calculated?



In order to determine the Benefit's value, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.


The table below is a summary of the three Step-Up Options we are currently offering:


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                                                                                                                MINIMUM
                                                                                                              WITHDRAWAL
                                                                                                              PERIOD* (IF
                                                                                     MAXIMUM                    MAXIMUM
                                                                                     ANNUAL                     ANNUAL
                               BENEFIT                                             WITHDRAWAL                 WITHDRAWAL
                            AVAILABILITY                  STEP-UP                    AMOUNT+                 AMOUNT TAKEN
       OPTION                   DATE                      AMOUNT                   PERCENTAGE                 EACH YEAR)
--------------------------------------------------------------------------------------------------------------------------------
         1                3 years following         10%* of Withdrawal      10% of Withdrawal Benefit          11 years
                         contract issue date           Benefit Base                   Base
--------------------------------------------------------------------------------------------------------------------------------
         2                5 years following         20%* of Withdrawal      10% of Withdrawal Benefit          12 years
                         contract issue date           Benefit Base                   Base
--------------------------------------------------------------------------------------------------------------------------------
         3               10 years following         50%** of Withdrawal     10% of Withdrawal Benefit          15 years
                         contract issue date           Benefit Base                   Base
--------------------------------------------------------------------------------------------------------------------------------


* You will not receive a Step-Up Amount if you elect Options 1 or 2 and take a withdrawal prior to the Benefit Availability Date. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.


** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

+ For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount for this contract will be the greater of:
    (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount. Required minimum distributions may reduce your Minimum Withdrawal Period.



How are the components for the Step-Up Options calculated?



First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract up to and including the 90th day after your contract issue date, adjusted for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.



Second, we determine the WITHDRAWAL BENEFIT BASE, on the Benefit Availability Date. The Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.



Third, we determine a STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Up Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.


Fourth, we determine a STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.


What is the fee for Polaris Income Rewards?



The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.



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       CONTRACT YEAR             ANNUALIZED FEE
 ----------------------------------------------------
         0-7 years             0.65% of Withdrawal
                                  Benefit Base
 ----------------------------------------------------
        8-10 years             0.45% of Withdrawal
                                  Benefit Base
 ----------------------------------------------------
         11+ years                    none
 ----------------------------------------------------



What are the effects of withdrawals on the Step-Up Options?


The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:


WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.


Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal that exceeds the Step-Up Amount will reduce the Withdrawal Benefit Base as follows: (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

          a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the

             Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.


STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.



     If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.


After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit
Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

          a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals for the Benefit Year equal to the current Maximum Annual Withdrawal Amount, and further reduced in the same proportion that the contract value was reduced by the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.


MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.


During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.


CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.



THE POLARIS INCOME REWARDS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS ON THE POLARIS INCOME REWARDS FEATURE.



What happens if my contract value is reduced to zero?



If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature. However, the contract and its other features and benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.


To receive your remaining Benefit, you may select one of the following options:


     1. Lump sum distribution of the actuarial present value as determined by us, of the total remaining guaranteed withdrawals; or


     2. the current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     3. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.


What happens to Polaris Income Rewards upon a spousal continuation?



A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

If the Stepped-Up Benefit Base is greater than zero when the original owner dies, and the contract value equals zero and therefore no death benefit is payable, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change. If the Stepped-Up Benefit Base and the contract value are greater than zero, a non-spousal Beneficiary must make a death claim under the contract provisions which terminates the Benefit. SEE DEATH BENEFITS BELOW.



Can Polaris Income Rewards be cancelled?


Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

     1. Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

We reserve the right to terminate the feature if withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.


IMPORTANT INFORMATION



Polaris Income Rewards is designed to offer protection of your initial investment in the event of a significant market down turn. Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. Polaris Income Rewards does not guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.


Withdrawals under the feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.


If you need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively impact the value of the Benefit. As noted above, your Stepped-Up Benefit Base will be reduced if you take withdrawals before the Benefit Availability Date. Any withdrawals taken under this feature or under the contract may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your distributions must be automated and will not be recalculated on an annual basis.


We reserve the right at the time your contract is issued to limit the maximum Eligible Purchase Payments to $1 million. For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect this Polaris Income Rewards feature.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS INCOME REWARDS FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


CAPITAL PROTECTOR


What is Capital Protector?


Capital Protector is an optional living benefit offered on your contract. If you elect this feature, you will be charged an annualized fee. At the end of 10 full contract years ("Waiting Period"), the feature makes a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s) as specified below (less adjustments for withdrawals). Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance.



How and when can I elect the feature?



You may only elect this feature at the time your contract is issued, so long as the Waiting Period ends before your Latest Annuity Date. Capital Protector is not available if you elect Polaris Income Rewards. SEE POLARIS INCOME REWARDS ABOVE.



Capital Protector may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.


Can Capital Protector be cancelled?


Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the Waiting Period. The feature terminates automatically following the end of the Waiting Period. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the Waiting Period.


How is the benefit calculated?


The Benefit is a one-time adjustment to your contract in the event that your contract value at the end of the Waiting

Period ("Benefit Date") is less than the Purchase Payments made, as follows:



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                                              PERCENTAGE OF PURCHASE PAYMENTS
           TIME ELAPSED SINCE                         INCLUDED IN THE
        THE CONTRACT ISSUE DATE                     BENEFIT CALCULATION
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               0-90 Days                                    100%
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               91 Days +                                     0%
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The benefit calculation is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:


     (a) is the Purchase Payments received on or after the contract issue date multiplied by the applicable percentages in the table above, and;



     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.


What is the fee for Capital Protector?


The annualized charge will be deducted from your contract value on a quarterly basis throughout the Waiting Period, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.



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             CONTRACT YEAR                            ANNUALIZED FEE*
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                  0-7                                      0.50%
----------------------------------------------------------------------------------
                  8-10                                     0.25%
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                  11+                                       none
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* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.


What happens to Capital Protector upon a Spousal Continuation?


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Waiting Period starts from the original issue date. The corresponding Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.


IMPORTANT INFORMATION


Capital Protector may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that Capital Protector would not protect the majority of those payments.



Since Capital Protector may not guarantee a return of all Purchase Payments at the end of the Waiting Period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Waiting Period your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the Waiting Period. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce the value of the Benefit.



We will allocate any benefit amount contributed to the contract value on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


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                                 DEATH BENEFIT
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DEATH BENEFITS



If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.



We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.


You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are as of the date we receive paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.



If a Beneficiary does not elect a specific form of pay out, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.



Payments must begin under the selected Income Option no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option.


DEFINED TERMS


The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.



We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.


The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The information below describes the death benefits on contracts issued on or after October 24, 2001:



The death benefit is the greatest of:



     1. Contract value; or



     2. Net Purchase Payments; or



     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.



If you are age 90 or older at the time of death, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death.



SPOUSAL CONTINUATION



The Continuing Spouse may elect to continue the contract after your death. Generally, the contract and its benefit and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract.



To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.



Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.


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                                    EXPENSES


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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as Separate Account or withdrawal charges for the life of your contract. These fees and charges reduce your investment return. Underlying Fund fees may increase or decrease.



SEPARATE ACCOUNT EXPENSES



The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.



If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution, depending upon market conditions. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



WITHDRAWAL CHARGES



The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE

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      YEAR           1        2        3        4        5        6        7        8
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 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.



Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.



We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.


Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.


UNDERLYING FUND EXPENSES



INVESTMENT MANAGEMENT FEES



The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.


12b-1 FEES


Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.



In addition, the 0.25% annualized service fee applicable to Class 2 shares of American Funds Insurance Series, Class 3 shares of Anchor Series Trust, Class 3 shares of SunAmerica Series Trust and the Class II shares of the Van Kampen Life Investment Trust, is generally used to pay financial intermediaries for services provided over the life of your contract.



For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE



During the Accumulation Phase, we deduct a contract maintenance fee of $30 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.



If your contract value is $50,000 or more on your contract anniversary date, we are currently waiving this fee. This waiver is subject to change without notice.



TRANSFER FEE



Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.



OPTIONAL POLARIS INCOME REWARDS FEE



The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:



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       CONTRACT YEAR             ANNUALIZED FEE
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         0-7 years             0.65% of Withdrawal
                                  Benefit Base
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        8-10 years             0.45% of Withdrawal
                                  Benefit Base
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         11+ years                    none
 ----------------------------------------------------



OPTIONAL CAPITAL PROTECTOR FEE



The annualized fee for the Capital Protector feature is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date. If you elect the feature, the charge is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is as follows:



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             CONTRACT YEAR                             ANNUALIZED FEE
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                  0-7                                      0.50%
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                  8-10                                     0.25%
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                  11+                                       none
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INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED



Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.


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                                 INCOME OPTIONS
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ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


INCOME OPTIONS



You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.


OPTION 1 - LIFE INCOME ANNUITY


This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.


OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY


This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.


OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED



This option is similar to Option 2 above, with an additional guarantee of payments for at least 10. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.



OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.


OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the income options.



FIXED OR VARIABLE INCOME PAYMENTS



You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.



INCOME PAYMENTS



We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.


If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin; and


     - the contract value attributable to the Variable Portfolios on the Annuity Date; and


     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.


If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.



TRANSFERS DURING THE INCOME PHASE



During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.



DEFERMENT OF PAYMENTS


We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.



ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


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                               OTHER INFORMATION

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FIRST SUNAMERICA



The Company is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 733 Third Avenue, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



THE SEPARATE ACCOUNT



The Company originally established the Separate Account, FS Variable Separate Account, under New York law on September 9, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.



The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.



THE GENERAL ACCOUNT



Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.



REGISTRATION STATEMENT



Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.



PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


PAYMENTS TO BROKER-DEALERS


Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 8% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.



We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.



Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.



AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


PAYMENTS WE RECEIVE


In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.



ADMINISTRATION



We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99NY-SUN, if you have any comment, question or service request.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS



There are no pending legal proceedings affecting the Separate Account. From time to time, the Company is party to various kinds of litigation incidental to its business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.



AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of First SunAmerica Life Insurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and the financial statements of FS Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004, are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling 1-800-99NY-SUN. The contents of the SAI are listed below.


Separate Account..............................    3
General Account...............................    4
Performance Data..............................    4
Income Payments...............................    8
Death Benefits for Contracts Issued Prior to
  October 24, 2001............................    9
Annuity Unit Values...........................    9
Taxes.........................................   13
Distribution of Contracts.....................   18
Financial Statements..........................   19

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          APPENDIX A - CONDENSED FINANCIAL INFORMATION FOR POLARIS II

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                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED
                    VARIABLE PORTFOLIOS                        12/31/02      12/31/03      12/31/04
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Aggressive Growth (Inception Date - 12/02/02
        Beginning AUV.......................................  $10.639       $10.077       $12.720
        Ending AUV..........................................  $10.077       $12.720       $14.595
        Ending Number of AUs................................  9             3,217         10,557

-----------------------------------------------------------------------------------------------------
Alliance Growth (Inception Date - 12/02/02)
        Beginning AUV.......................................  $23.774       $21.940       $27.122
        Ending AUV..........................................  $21.940       $27.122       $28.764
        Ending Number of AUs................................  4             27,531        87,317

-----------------------------------------------------------------------------------------------------
American Funds Global Growth (Inception Date - 12/02/02)
        Beginning AUV.......................................  $11.543       $10.949       $14.590
        Ending AUV..........................................  $10.949       $14.590       $16.310
        Ending Number of AUs................................  9             18,561        110,555

-----------------------------------------------------------------------------------------------------
American Funds Growth (Inception Date - 12/02/02)
        Beginning AUV.......................................  $12.029       $10.884       $14.667
        Ending AUV..........................................  $10.884       $14.667       $16.252
        Ending Number of AUs................................  8             46,645        139,560

-----------------------------------------------------------------------------------------------------
American Funds Growth Income (Inception Date - 12/02/02)
        Beginning AUV.......................................  $11.599       $10.884       $14.197
        Ending AUV..........................................  $10.884       $14.197       $15.434
        Ending Number of AUs................................  9             71,074        315,007

-----------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 12/02/02)
        Beginning AUV.......................................  $17.180       $16.887       $20.421
        Ending AUV..........................................  $16.887       $20.421       $22.135
        Ending Number of AUs................................  6             8,962         24,874

-----------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 12/02/02)
        Beginning AUV.......................................  $5.053        $4.659        $5.769
        Ending AUV..........................................  $4.659        $5.769        $5.965
        Ending Number of AUs................................  20            26,106        73,144

-----------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 12/02/02)
        Beginning AUV.......................................  $27.667       $25.794       $33.529
        Ending AUV..........................................  $25.794       $33.529       $35.945
        Ending Number of AUs................................  4             22,135        93,261

-----------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 12/02/02)
        Beginning AUV.......................................  $13.024       $13.018       $12.878
        Ending AUV..........................................  $13.018       $12.878       $12.756
        Ending Number of AUs................................  13            41,646        155,784

-----------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 12/02/02)
        Beginning AUV.......................................  $14.379       $14.704       $16.174
        Ending AUV..........................................  $14.704       $16.174       $16.975
        Ending Number of AUs................................  7             13,523        101,975

-----------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 12/02/02)
        Beginning AUV.......................................  $22.187       $21.460       $28.069
        Ending AUV..........................................  $21.460       $28.069       $31.304
        Ending Number of AUs................................  5             43,093        165,250

-----------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 12/02/02)
        Beginning AUV.......................................  $9.177        $8.902        $10.500
        Ending AUV..........................................  $8.902        $10.500       $11.309
        Ending Number of AUs................................  11            21,567        26,019

-----------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date - 12/02/02)
        Beginning AUV.......................................  $6.213        $5.958        $8.933
        Ending AUV..........................................  $5.958        $8.933        $10.934
        Ending Number of AUs................................  16            8,343         26,956

-----------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 12/02/02)
        Beginning AUV.......................................  $13.332       $12.912       $16.184
        Ending AUV..........................................  $12.912       $16.184       $17.475
        Ending Number of AUs................................  8             18,228        49,330

-----------------------------------------------------------------------------------------------------
Foreign Value (Inception Date - 12/02/02)
        Beginning AUV.......................................  $9.960        $9.407        $12.463
        Ending AUV..........................................  $9.407        $12.463       $14.701
        Ending Number of AUs................................  10            60,221        278,670

-----------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 12/02/02)
        Beginning AUV.......................................  $16.048       $16.324       $16.611
        Ending AUV..........................................  $16.324       $16.611       $16.968
        Ending Number of AUs................................  6             9,261         7,071

-----------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 12/02/02)
        Beginning AUV.......................................  $13.154       $12.546       $15.584
        Ending AUV..........................................  $12.546       $15.584       $17.129
        Ending Number of AUs................................  8             837           8,578

-----------------------------------------------------------------------------------------------------



         AU - Accumulation Unit


         AUV - Accumulation Unit Value

                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED
                    VARIABLE PORTFOLIOS                        12/31/02      12/31/03      12/31/04
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 12/02/02)
        Beginning AUV.......................................  $5.388        $5.058        $6.224
        Ending AUV..........................................  $5.058        $6.224        $6.910
        Ending Number of AUs................................  19            4,280         8,625

-----------------------------------------------------------------------------------------------------
Government & Quality Bond (Inception Date - 12/02/02)
        Beginning AUV.......................................  $16.183       $16.472       $16.588
        Ending AUV..........................................  $16.472       $16.588       $16.854
        Ending Number of AUs................................  6             92,010        344,247

-----------------------------------------------------------------------------------------------------
Growth (Inception Date - 12/02/02)
        Beginning AUV.......................................  $22.137       $20.848       $26.615
        Ending AUV..........................................  $20.848       $26.615       $28.987
        Ending Number of AUs................................  5             25,103        104,329

-----------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 12/02/02)
        Beginning AUV.......................................  $21.715       $20.787       $25.658
        Ending AUV..........................................  $20.787       $25.658       $28.116
        Ending Number of AUs................................  5             3,707         14,351

-----------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 12/02/02)
        Beginning AUV.......................................  $3.799        $3.435        $4.557
        Ending AUV..........................................  $3.435        $4.557        $4.753
        Ending Number of AUs................................  26            10,237        19,715

-----------------------------------------------------------------------------------------------------
High Yield Bond (Inception Date - 12/02/02)
        Beginning AUV.......................................  $11.534       $11.586       $14.978
        Ending AUV..........................................  $11.586       $14.978       $17.285
        Ending Number of AUs................................  9             11,111        23,313

-----------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 12/02/02)
        Beginning AUV.......................................  $7.290        $7.170        $9.286
        Ending AUV..........................................  $7.170        $9.286        $10.629
        Ending Number of AUs................................  14            57,435        258,255

-----------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 12/02/02)
        Beginning AUV.......................................  $8.573        $8.330        $11.204
        Ending AUV..........................................  $8.330        $11.204       $13.305
        Ending Number of AUs................................  12            20,136        60,016

-----------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income (Inception Date - 12/02/02)
        Beginning AUV.......................................  $8.665        $8.180        $10.556
        Ending AUV..........................................  $8.180        $10.556       $11.713
        Ending Number of AUs................................  12            48,186        125,707

-----------------------------------------------------------------------------------------------------
Marsico Growth (Inception Date - 12/02/02)
        Beginning AUV.......................................  $7.833        $7.426        $9.503
        Ending AUV..........................................  $7.426        $9.503        $10.387
        Ending Number of AUs................................  13            8,026         48,359

-----------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 12/02/02)
        Beginning AUV.......................................  $15.713       $14.930       $17.969
        Ending AUV..........................................  $14.930       $17.969       $19.749
        Ending Number of AUs................................  6             12,888        50,786

-----------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 12/02/02)
        Beginning AUV.......................................  $7.423        $6.965        $9.392
        Ending AUV..........................................  $6.965        $9.392        $10.528
        Ending Number of AUs................................  14            55,256        123,122

-----------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 12/02/02)
        Beginning AUV.......................................  $20.353       $19.853       $22.797
        Ending AUV..........................................  $19.853       $22.797       $24.931
        Ending Number of AUs................................  5             18,660        76,118

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Natural Resources (Inception Date - 12/02/02)
        Beginning AUV.......................................  $14.699       $15.272       $22.162
        Ending AUV..........................................  $15.272       $22.162       $27.232
        Ending Number of AUs................................  7             2,659.016     13,516

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Putnam Growth: Voyager (Inception Date - 12/02/02)
        Beginning AUV.......................................  $14.739       $13.785       $16.795
        Ending AUV..........................................  $13.785       $16.795       $17.326
        Ending Number of AUs................................  7             347           6,880

-----------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 12/02/02)
        Beginning AUV.......................................  $11.721       $11.836       $16.050
        Ending AUV..........................................  $11.836       $16.050       $21.219
        Ending Number of AUs................................  9             5,172         21,487

-----------------------------------------------------------------------------------------------------
Small & Mid Cap Value (Inception Date - 12/02/02)
        Beginning AUV.......................................  $10.464       $10.122       $13.588
        Ending AUV..........................................  $10.122       $13.588       $15.770
        Ending Number of AUs................................  10            40,298        107,053

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SunAmerica Balanced (Inception Date - 12/02/02)
        Beginning AUV.......................................  $12.998       $12.509       $14.149
        Ending AUV..........................................  $12.509       $14.149       $14.844
        Ending Number of AUs................................  8             8,383         14,273

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         AU - Accumulation Unit


         AUV - Accumulation Unit Value

                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED
                    VARIABLE PORTFOLIOS                        12/31/02      12/31/03      12/31/04
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Technology (Inception Date - 12/02/02)
        Beginning AUV.......................................  $2.048        $1.716        $2.544
        Ending AUV..........................................  $1.716        $2.544        $2.436
        Ending Number of AUs................................  49            38,060        73,154

-----------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 12/02/02)
        Beginning AUV.......................................  $8.494        $8.622        $10.068
        Ending AUV..........................................  $8.622        $10.068       $11.549
        Ending Number of AUs................................  12            1,443         3,520

-----------------------------------------------------------------------------------------------------
Van Kampen Growth and Income (Inception Date - 12/02/02)
        Beginning AUV.......................................  $9.011        $8.791        $11.056
        Ending AUV..........................................  $8.791        $11.056       $12.428
        Ending Number of AUs................................  11            71,196        280,789

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Van Kampen LIT Comstock (Inception Date - 12/02/02)
        Beginning AUV.......................................  $8.543        $8.155        $10.504
        Ending AUV..........................................  $8.155        $10.504       $12.149
        Ending Number of AUs................................  12            22,640        91,517

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Van Kampen LIT Emerging Growth (Inception Date - 12/02/02)
        Beginning AUV.......................................  $7.598        $6.997        $8.755
        Ending AUV..........................................  $6.997        $8.755        $9.208
        Ending Number of AUs................................  13            6,547         22,764

-----------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 12/02/02)
        Beginning AUV.......................................  $13.871       $13.993       $17.344
        Ending AUV..........................................  $13.993       $17.344       $18.645
        Ending Number of AUs................................  7             875           12,255

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         AU - Accumulation Unit


         AUV - Accumulation Unit Value

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                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")

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The information in this Appendix applies only if you take money out of a Fixed Account (with a duration longer than 1 year) before the end of the guarantee period.



We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Account. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Account from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.



Where the MVA is negative, we first deduct the adjustment from any money remaining in the Fixed Account. If there is not enough money in the Fixed Account to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.



The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:



                             [(1+I/(1+J+L)]N/12 - 1



     where:



       I is the interest rate you are earning on the money invested in the Fixed Account;



       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;



       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and



       L is 0.0025 (some states require a different value; see your contract)



We do not assess an MVA against withdrawals under the following circumstances:



     - If a withdrawal is made within 30 days after the end of a guarantee period;



     -   If a withdrawal is made to pay contract fees and charges;



     -   To pay a death benefit; and



     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.


EXAMPLES OF THE MVA


    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the



Guarantee periods available or Surrender Charges applicable under your contract.



The examples below assume the following:



     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;



     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);



     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and



     (4) Your contract was not issued in a state where L = 0.0025.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.



The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1



                  = [(1.05)/(1.04+0.0025)]18/12 - 1



                  = (1.007194)(1.5) - 1



                  = 1.010811 - 1



                  = +0.010811



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:



                         $4,000 X (+0.010811) = +$43.24



$43.24 represents the positive MVA that would be added to the withdrawal.


NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 5.5% and the 3-year Fixed Account is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.



The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1



                  = [(1.05)/(1.06+0.0025)]18/12 - 1



                  = (0.988235)1.5 - 1



                  = 0.982405 - 1



                  = -0.017595



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:



                         $4,000 X (-0.017595) = -$70.38



$70.38 represents the negative MVA that will be deducted from the money remaining in the 3-year Fixed Account.


We may choose to waive any negative MVA in its entirety. If we do so we will apply the waiver uniformly and consistently to all contract owners.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1



                  = [(1.05)/(1.04+0.0025)]18/12 - 1



                  = (1.007194)1.5 - 1



                  = 1.010811 - 1



                  = +0.010811



The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% X $4,000 = $3,760) is multiplied by the MVA factor to determine the MVA:



                         $3,760 X (+0.010811) = +$40.65



$40.65 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 5.5% and the 3-year Fixed Account is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is = [(1+I)/(1+J+0.0025)](N/12) - 1



                  = [(1.05)/(1.06+0.0025)](18/12) - 1



                  = (0.988235)1.5 - 1



                  = 0.982405 - 1



                  =-0.017595



The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% X $4,000 = $3,760) is multiplied by the MVA factor to determine the MVA:



                         $3,760 X (-0.017595) = -$66.16



$66.16 represents the negative MVA that would be deducted from the withdrawal.


We may choose to waive any negative MVA in its entirety. If we do so we will apply the waiver uniformly and consistently to all contract owners.

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           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

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Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

     If the Continuing Spouse is below age 90 at the time of death, and:

     If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:


     a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or


     b. Continuation Net Purchase Payments; or

     c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

     If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

     a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

     b. Net Purchase Payments received since the original issue date; or

     c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the withdrawal reduced each contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.


     If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                  APPENDIX D - POLARIS INCOME REWARDS EXAMPLES

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--------------------------------------------------------------------------------

The following examples demonstrate the operation of the Polaris Income Rewards feature:


     EXAMPLE 1:


     Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your Withdrawal Benefit Base is $100,000 on the Benefit Availability Date.


     Your Stepped-Up Benefit Base equals Withdrawal Benefit Base plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your Maximum
     Annual Withdrawal Amount as of the Benefit Availability Date is 10% of your Withdrawal Benefit Base ($100,000 X 10% = $10,000). The Minimum Withdrawal Period is equal to the Stepped-Up Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years beginning on or after the Benefit Availability Date.



     EXAMPLE 2 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR OPTIONS 1 AND 2:


     Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

     Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the Step-Up Amount is zero because a withdrawal was made prior to the Benefit Availability Date, your Stepped-Up Benefit Base on the Benefit Availability Date equals your Withdrawal Benefit Base. Therefore, the Stepped-Up Benefit Base also equals $90,000. Your Maximum Annual Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 10 years ($90,000/$9,000 = 10).


     EXAMPLE 3 - IMPACT OF WITHDRAWALS PRIOR TO THE BENEFIT AVAILABILITY DATE FOR OPTION 3:


     Assume you elect Polaris Income Rewards Option 3 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date.

     Immediately following the withdrawal, your Withdrawal Benefit Base is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your Withdrawal Benefit Base by the percentage by which the contract value was reduced by the withdrawal ($100,000 - (10% X 100,000) = $90,000).
     Since the withdrawal occurred prior to the Benefit Availability Date, your Step-Up Amount will be reduced to 30% of your Withdrawal Benefit Base ((30% X $90,000) = $27,000). Therefore, your Stepped-Up Benefit Base on the Benefit Availability Date equals the Withdrawal Benefit Base plus the Step-Up Amount (($90,000 + $27,000) = $117,000). Your Maximum Annual
     Withdrawal Amount is 10% of the Withdrawal Benefit Base on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 13 years ($117,000/$9,000 = 13).


     EXAMPLE 4 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE:


     Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date.

     Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($10,000), your Stepped-Up Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new Stepped-Up Benefit Base equals $112,500. Your Maximum Annual Withdrawal Amount remains $10,000. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Stepped-Up Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.


     EXAMPLE 5 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT AFTER THE BENEFIT AVAILABILITY DATE:


     Assume you elect Polaris Income Rewards Option 2 and you invest a single Purchase Payment of $100,000. Your Withdrawal Benefit Base is $100,000 and your Stepped-Up Benefit Base is $120,000. You make a withdrawal of $15,000 during the first year after the

     Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal.

     Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($10,000), we recalculate your Stepped-Up Benefit Base ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the Stepped-Up Benefit Base ($120,000 - $15,000 = $105,000). For the second calculation, we deduct the amount of the Maximum Annual Withdrawal Amount from the Stepped-Up Benefit Base ($120,000 - $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal ($5,000 /$125,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your Stepped-Up Benefit Base is the lesser of these two calculations or $105,000. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (12 years) reduced by one year (11 years). Your Maximum Annual Withdrawal Amount is your Stepped-Up Benefit Base divided by your Minimum Withdrawal Period ($105,000/11), which equals $9,545.45.

--------------------------------------------------------------------------------


   Please forward a copy (without charge) of the Polaris II Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to:  First SunAmerica Life Insurance Company, Annuity Service
   Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
  ----------------------------------------------------------------------------


             SUPPLEMENT TO THE POLARIS PROSPECTUS DATED MAY 2, 2005

                                 ("SUPPLEMENT")

The following information is provided to offer the optional Polaris Rewards Program. The sections shown here supplement those in the Prospectus, if the Polaris Rewards Program is elected.

This variable annuity provides an optional payment enhancement feature. If you elect this feature, in exchange for payment enhancements credited to your contract, your surrender charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may offset the value of any payment enhancement, if you make an early withdrawal.

If you elect to participate in the Polaris Rewards Program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this Program, all Purchase Payments are subject to a nine year withdrawal charge schedule. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. You may not elect to participate in this Program if you are age 81 or older at the time of contract issue. Amounts we contribute to your contract under this Program are considered earnings and are allocated to your contract as described below.

HIGHLIGHTS
-------------------

WE ALSO OFFER PRODUCTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. GENERALLY, PRODUCTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS PRODUCTS WITH THE POLARIS REWARDS PROGRAM. HOWEVER, CONTRACTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE.

                Please keep this Supplement with your Prospectus

GLOSSARY
----------------

To describe the Polaris Rewards Program, we use the following defined terms:

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

POLARIS REWARDS PROGRAM - A program that provides a payment enhancement in exchange for a surrender charge that declines over 9 years.

Any other capitalized terms used in this Supplement have the same meaning as the term defined in the Prospectus.

FEE TABLE
-----------------

EXPENSES FOR CONTRACTS WITH POLARIS REWARDS

MAXIMUM OWNER TRANSACTION EXPENSES
Maximum Withdrawal Charges (as a percentage of each Purchase Payment)(1) 9%

(1)WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS                    1     2     3     4     5     6     7     8     9    10
-----                   ---   ---   ---   ---   ---   ---   ---   ---   ---   ---
With Polaris Rewards    9%    9%    8%    7%    6%    5%    4%    3%    2%    0%

After a Purchase Payment has been in the contract for nine complete years, withdrawal charges no longer apply to that Purchase Payment. The other expenses in the contract remain the same.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     MAXIMUM AND MINIMUM EXPENSE EXAMPLES WITH THE POLARIS REWARDS PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract, with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fee, separate account annual expenses, fees for optional features and expenses of the Underlying Funds of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Underlying Funds are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
----------------------------------------------
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.52% AND INVESTMENT IN THE UNDERLYING FUND WITH TOTAL EXPENSES OF 1.60%)
    (1) If you surrender your contract at the end of the applicable time period:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $1,226                    $1,797                     $2,292                      $3,545
                =====================================================================================================

    (2)    If you annuitize your contract at the end of applicable time period:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 315                     $  963                     $1,635                      $3,430
                =====================================================================================================

    (3)    If you do not surrender your contract:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 326                     $  997                     $1,692                      $3,545
                =====================================================================================================

MINIMUM EXPENSE EXAMPLES
---------------------------------------------
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.52% AND INVESTMENT IN THE UNDERLYING FUND WITH TOTAL EXPENSES OF 0.56%)
    (1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $1,120                    $1,480                     $1,767                      $2,511
                =====================================================================================================

    (2)    If you annuitize your contract at the end of applicable time period:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 211                     $  652                     $1,119                      $2,410
                =====================================================================================================

    (3) If you do not surrender your contract and you do not elect any optional features:

                      1 YEAR                    3 YEARS                    5 YEARS                    10 YEARS
                =====================================================================================================
                      $ 220                     $  680                     $1,167                      $2,511
                =====================================================================================================

NOTE: Expense examples reflect participation in the Polaris Rewards Program and therefore use the Polaris Rewards surrender charge schedule and a 2% upfront Payment Enhancement.

POLARIS REWARDS PROGRAM
----------------------------------------------

If you are age 80 or younger at the time your contract is issued you may elect to participate in this program. If you elect to participate in the Polaris Rewards program at contract issue, we contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the feature.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, as a source account for dollar cost averaging.

Enhancement Levels

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.

Upfront Payment Enhancement

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement rate. We periodically review and establish the upfront Payment Enhancement rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and the available Fixed Account options according to the current allocation instructions on file when we receive each Purchase Payment.

Deferred Payment Enhancement

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement rate. We periodically review and establish the deferred Payment Enhancement rates and deferred Payment Enhancement dates. The deferred Payment Enhancement rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.


An illustration of how we calculate any applicable Deferred Payment Enhancement amount can be found at the end of this supplement in the APPENDIX -- POLARIS REWARDS PROGRAM EXAMPLES.


We will not allocate any applicable deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the deferred Payment Enhancement date:

        --      You surrender your contract;

        --      A death benefit is paid on your contract;

        --      You switch to the Income Phase of your contract; or

        --      You fully withdraw the corresponding Purchase Payment.

90 Day Window

As of the 90th day after your contract was issued, we will total your Purchase Payments less withdrawals made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments, less withdrawals, bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Variable Portfolio, for a deferred Look Back Adjustment.

An example of a Look-Back Adjustment can be found at the end of this supplement in the APPENDIX -- POLARIS REWARDS PROGRAM EXAMPLES.


CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:

 -------------------------------------------------------------------------------------------------
                            UPFRONT PAYMENT         DEFERRED PAYMENT         DEFERRED PAYMENT
   ENHANCEMENT LEVEL        ENHANCEMENT RATE        ENHANCEMENT RATE         ENHANCEMENT DATE
 -------------------------------------------------------------------------------------------------
  Under $40,000                    2%                      0%                       N/A
 -------------------------------------------------------------------------------------------------
  $40,000-$99,999                  4%                      0%                       N/A
 -------------------------------------------------------------------------------------------------
  $100,000-$499,999                4%                      1%            Nine years from the date
                                                                         we receive each Purchase
                                                                                 Payment.
 -------------------------------------------------------------------------------------------------
  $500,000-more                    5%                      1%            Nine years from the date
                                                                         we receive each Purchase
                                                                                 Payment.
 -------------------------------------------------------------------------------------------------

Enhancement Levels and Payment Enhancement Rates may change at any time for future payments.

If a Spousal Continuation of the contract occurs, Deferred Payment Enhancements will be allocated as they would have been under the original contract.

If you elect Polaris Rewards and decide to cancel your contract during the Right to Examine period, we will refund to you the value of your contract on the day we receive your request minus the Right to Examine Payment Adjustment. The Right to Examine Payment Adjustment is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your Right to Examine request; or
(2) the Payment Enhancement amount(s), if any, which we allocate to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the Right to Examine period.

If you contract was issued as an IRA and you cancel your contract during the Right to Examine period, we return the greater of (1) your Purchase Payments; or
(2) the value of your contract minus the Right to Examine Payment Enhancement Deduction.

The Polaris Rewards program may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        POLARIS REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I.     DEFERRED PAYMENT ENHANCEMENT
If you elect to participate in the Polaris Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

EXAMPLE 1 - NO WITHDRAWALS ARE MADE
The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9(th) contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:
    1.     Your contract value on your 5(th) contract anniversary is $190,000.
    2. You request a withdrawal of $75,000 on your 5(th) contract anniversary.
    3.     No subsequent Purchase Payments have been made.
    4.     No prior withdrawals have been taken.
    5.     Funds are not allocated to any of the MVA Fixed Accounts.

On your 5(th) contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.

On your 9(th) contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.     90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

-------------------------------------------------------------------------------------------------
     ENHANCEMENT           UPFRONT PAYMENT         DEFERRED PAYMENT         DEFERRED PAYMENT
        LEVEL              ENHANCEMENT RATE        ENHANCEMENT RATE         ENHANCEMENT DATE
-------------------------------------------------------------------------------------------------
 Under $40,000                    2%                      0%                       N/A
-------------------------------------------------------------------------------------------------
 $40,000-$99,999                  4%                      0%                       N/A
-------------------------------------------------------------------------------------------------
 $100,000-$499,999                4%                      1%            Nine years from the date
                                                                             we receive each
                                                                            Purchase Payment.
-------------------------------------------------------------------------------------------------
 $500,000-more                    4%                      2%            Nine years from the date
                                                                             we receive each
                                                                            Purchase Payment.
-------------------------------------------------------------------------------------------------

Contracts issued with the Polaris Rewards feature may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

1.     Above Enhancement Levels, Rates and Dates throughout the first 90 days.
2.     No withdrawal in the first 90 days.
3.     Initial Purchase Payment of $35,000 on December 1, 2000.
4.     Subsequent Purchase Payment of $40,000 on January 15, 2001.
5.     Subsequent Purchase Payment of $25,000 on January 30, 2001.
6.     Subsequent Purchase Payment of $7,500 on February 12, 2001.

ENHANCEMENT AT THE TIME PAYMENTS ARE RECEIVED

-----------------------------------------------------------------------------------------------------
                                                                                         DEFERRED
       DATE OF               PURCHASE            UPFRONT             DEFERRED            PAYMENT
      PURCHASE               PAYMENT             PAYMENT             PAYMENT           ENHANCEMENT
       PAYMENT                AMOUNT           ENHANCEMENT         ENHANCEMENT             DATE
-----------------------------------------------------------------------------------------------------
 December 1, 2000            $35,000                2%                  0%                 N/A
-----------------------------------------------------------------------------------------------------
 January 15, 2001            $40,000                4%                  0%                 N/A
-----------------------------------------------------------------------------------------------------
 January 30, 2001            $25,000                4%                  1%           January 30, 2010
-----------------------------------------------------------------------------------------------------
 February 12, 2001            $7,500                4%                  1%             February 12,
                                                                                           2010
-----------------------------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENT ON THE 90(TH) DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:

 -----------------------------------------------------------------------------------------------------
                                                                                         DEFERRED
        DATE OF              PURCHASE            UPFRONT             DEFERRED            PAYMENT
       PURCHASE              PAYMENT             PAYMENT             PAYMENT           ENHANCEMENT
        PAYMENT               AMOUNT           ENHANCEMENT         ENHANCEMENT             DATE
 -----------------------------------------------------------------------------------------------------
  December 1, 2000           $35,000                4%                  1%           December 1, 2009
 -----------------------------------------------------------------------------------------------------
  January 15, 2001           $40,000                4%                  1%           January 15, 2010
 -----------------------------------------------------------------------------------------------------
  January 30, 2001           $25,000                4%                  1%           January 30, 2010
 -----------------------------------------------------------------------------------------------------
  February 12, 2001           $7,500                4%                  1%          February 12, 2010
 -----------------------------------------------------------------------------------------------------

Date: May 2, 2005

                Please keep this Supplement with your Prospectus

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT

                     POLARIS II VARIABLE ANNUITY PROSPECTUS
                               (F-3023-PRO (5/05))
                                DATED MAY 2, 2005
                                       AND

                       POLARIS VARIABLE ANNUITY PROSPECTUS
                              (F-1319-PRO.2 (5/05))
                              (F-1878-PRO.2 (5/05))
                                DATED MAY 2, 2005
                                       AND

          WM DIVERSIFIED STRATEGIES III NY VARIABLE ANNUITY PROSPECTUS
                               (N-3794-PRO (5/05))
                                DATED MAY 2, 2005
--------------------------------------------------------------------------------

The following language shall be added as page 2, prior to the Table of Contents, of each prospectus referenced above:

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

First SunAmerica Life Insurance Company's (the "Company") Annual Report on Form 10-K for the year ended December 31, 2004, and its quarterly reports on Form 10-Q, File No. 033-81474, are incorporated herein by reference. The Company files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and 10-Q, electronically pursuant to EDGAR under CIK 0000926897.

All documents or reports filed by the Company under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

The Company is subject to the informational requirements of the Exchange Act. We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia                  Chicago, Illinois
450 Fifth Street, N.W., Room 1024                 500 West Madison Street
Washington, DC 20549                              Chicago, IL 60661

                                                  New York, New York
                                                  233 Broadway
                                                  New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.



                                   Page 1 of 2
               Please keep this Supplement with your prospectus.

The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

               First SunAmerica Life Insurance Company
               Annuity Service Center
               P.O. Box 54299
               Los Angeles, California 90054-0299
               Telephone Number:  (800) 99NY-SUN

SECURITES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to the Company's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of the Company in connection with the securities registered under this prospectus, the Company will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. The Company will be governed by final judgment of the issue. However, if in the opinion of the Company's counsel this issue has been determined by controlling precedent, the Company will not submit the issue to a court for determination.


Dated:  May 2, 2005


                                   Page 2 of 2
                Please keep this Supplement with your prospectus.

                                 [POLARIS LOGO]

                                   PROSPECTUS

                                  MAY 2, 2005



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             FS VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - both fixed account options and Variable
To learn more about the annuity               Portfolios listed below. The Variable Portfolios are part of the Anchor Series Trust
offered in this prospectus, you can           ("AST"), and the SunAmerica Series Trust ("SAST").
obtain a copy of the Statement of
Additional Information ("SAI") dated          STOCKS:
May 2, 2005. The SAI has been filed               MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
with the United States Securities and               - Aggressive Growth Portfolio                                              SAST
Exchange Commission ("SEC") and is                  - Blue Chip Growth Portfolio                                               SAST
incorporated by reference into this                 - "Dogs" of Wall Street Portfolio*                                         SAST
prospectus. The Table of Contents of                - Growth Opportunities Portfolio                                           SAST
the SAI appears at the end of this                MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
prospectus. For a free copy of the                  - Alliance Growth Portfolio                                                SAST
SAI, call us at (800) 99NY-SUN or                   - Global Equities Portfolio                                                SAST
write to us at our Annuity Service                  - Growth-Income Portfolio                                                  SAST
Center, P.O. Box 54299, Los Angeles,              MANAGED BY DAVIS ADVISORS
California 90054-0299.                              - Davis Venture Value Portfolio                                            SAST
                                                    - Real Estate Portfolio                                                    SAST
In addition, the SEC maintains a                  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
website (http://www.sec.gov) that                   - Federated American Leaders Portfolio*                                    SAST
contains the SAI, materials                         - Telecom Utility Portfolio                                                SAST
incorporated by reference and other               MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
information filed electronically with               - Goldman Sachs Research Portfolio                                         SAST
the SEC by the Company.                           MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio                              SAST
ANNUITIES INVOLVE RISKS, INCLUDING                  - MFS Mid-Cap Growth Portfolio                                             SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE               MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY, LLC
NOT A DEPOSIT OR OBLIGATION OF, OR                  - Emerging Markets Portfolio                                               SAST
GUARANTEED OR ENDORSED BY, ANY BANK.                - International Growth and Income Portfolio                                SAST
THEY ARE NOT FEDERALLY INSURED BY THE               - Putnam Growth: Voyager Portfolio                                         SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY VAN KAMPEN
CORPORATION, THE FEDERAL RESERVE                    - International Diversified Equities Portfolio                             SAST
BOARD OR ANY OTHER AGENCY.                          - Technology Portfolio                                                     SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                                    - Natural Resources Portfolio                                               AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                               SAST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government & Quality Bond Portfolio                                       AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street Portfolio is an equity fund seeking total return; and
                                              Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.



  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                    TABLE OF CONTENTS
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 GLOSSARY........................................................................      2
 HIGHLIGHTS......................................................................      3
 FEE TABLES......................................................................      4
    Maximum Owner Transaction Expenses...........................................      4
    Contract Maintenance Fee.....................................................      4
    Separate Account Annual Expenses.............................................      4
    Underlying Fund Expenses.....................................................      4
 EXAMPLES........................................................................      5
 THE POLARIS VARIABLE ANNUITY....................................................      6
 PURCHASING A POLARIS VARIABLE ANNUITY...........................................      6
    Allocation of Purchase Payments..............................................      7
    Accumulation Units...........................................................      7
    Right to Examine.............................................................      7
    Exchange Offers..............................................................      7
 INVESTMENT OPTIONS..............................................................      7
    Variable Portfolios..........................................................      7
        Anchor Series Trust......................................................      8
        SunAmerica Series Trust..................................................      8
    Fixed Account Options........................................................      8
    Dollar Cost Averaging Fixed Accounts.........................................      9
    Dollar Cost Averaging Program................................................      9
    Asset Allocation Program.....................................................     10
    Transfers During the Accumulation Phase......................................     11
    Automatic Asset Rebalancing Program..........................................     12
    Return Plus Program..........................................................     13
    Voting Rights................................................................     13
    Substitution, Addition or Deletion of Variable Portfolios....................     13
 ACCESS TO YOUR MONEY............................................................     13
    Systematic Withdrawal Program................................................     14
    Minimum Contract Value.......................................................     14
 DEATH BENEFIT...................................................................     14
 EXPENSES........................................................................     15
    Separate Account Expenses....................................................     15
    Withdrawal Charges...........................................................     15
    Underlying Fund Expenses.....................................................     16
    Contract Maintenance Fee.....................................................     16
    Transfer Fee.................................................................     16
    Income Taxes.................................................................     16
    Reduction or Elimination of Charges and Expenses,
      and Additional Amounts Credited............................................     16
 INCOME OPTIONS..................................................................     16
    Annuity Date.................................................................     16
    Income Options...............................................................     17
    Fixed or Variable Income Payments............................................     17
    Income Payments..............................................................     17
    Transfers During the Income Phase............................................     18
    Deferment of Payments........................................................     18
 TAXES...........................................................................     18
    Annuity Contracts in General.................................................     18
    Tax Treatment of Distributions - Non-Qualified Contracts.....................     18
    Tax Treatment of Distributions - Qualified Contracts.........................     18
    Minimum Distributions........................................................     19
    Tax Treatment of Death Benefits..............................................     19
    Contracts Owned by A Trust or Corporation....................................     20
    Gifts, Pledges and/or Assignments of a Contract..............................     20
    Diversification and Investor Control.........................................     20
 OTHER INFORMATION...............................................................     20
    First SunAmerica.............................................................     20
    The Separate Account.........................................................     20
    The General Account..........................................................     21
    Registration Statements......................................................     21
    Payments in Connection with the Distribution of the Contract.................     21
    Administration...............................................................     22
    Legal Proceedings............................................................     22
    Independent Registered Public Accounting Firm................................     22
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................     23
 APPENDIX A - CONDENSED FINANCIAL INFORMATION FOR POLARIS........................    A-1
 APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")....................................    B-1


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                                    GLOSSARY

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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.



ACCUMULATION PHASE - The period during which you invest money in your contract.



ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.



ANNUITANT - The person on whose life we base income payments.



ANNUITY DATE - The date on which you select income payments to begin.



ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.



BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.



COMPANY - Refers to First SunAmerica Life Insurance Company, the insurer that issues this contract. The term "we," "us," "our," and "First SunAmerica" are also used to identify the Company.



FIXED ACCOUNT - An account that we may offer in which you may invest money and earn a fixed rate of return.


INCOME PHASE - The period during which we make income payments to you.


LATEST ANNUITY DATE - Your 90th birthday.



MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.




PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.



QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.



SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.




TRUSTS - Collectively refers to the Anchor Series Trust and the SunAmerica Series Trust.



UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

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                                   HIGHLIGHTS

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The Polaris Variable Annuity is a contract between you and First SunAmerica Life Insurance Company ("First SunAmerica"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



RIGHT TO EXAMINE: If you cancel your contract within 10 days after receiving it, we will cancel the contract without charging a withdrawal charge. You will receive the greater of Purchase Payments or the value of your contract on the day that we receive your request less any Payment Enhancement(s). This amount may be more or less than your original Purchase Payment. If you elect to participate in Polaris Rewards you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the Right to Examine period. PLEASE SEE PURCHASING A POLARIS VARIABLE ANNUITY IN THE PROSPECTUS.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract administration charge from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment management charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.



INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.



INQUIRIES: If you have questions about your contract call your financial representative or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 99NY-SUN.



THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.



  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

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                                   FEE TABLES

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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT.



MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)..................  7%



TRANSFER FEE..................  $25 per transfer after the first 15 transfers in any contract year.



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE........................................................  $30(2)



SEPARATE ACCOUNT ANNUAL EXPENSES


(deducted from the average daily ending net asset value allocated to the Variable Portfolio)



Mortality and Expense Risk Charge...............................................  1.37%
Distribution Expense Charge.....................................................  0.15%
                                                                                  =====
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................................  1.52%



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



UNDERLYING FUND EXPENSES



                          TOTAL ANNUAL UNDERLYING FUND EXPENSES                             MINIMUM   MAXIMUM
                          -------------------------------------                             -------   -------
(expenses that are deducted from underlying portfolios of the Trusts, including management
 fees, other expenses and 12b-1 fees, if applicable)......................................   0.56%     1.60%



FOOTNOTES TO THE FEE TABLES:



(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 years as follows:



YEARS:......................................................   1    2    3    4    5    6    7   8+
                                                              7%   6%   5%   4%   3%   2%   1%   0%



(2) The contract maintenance fee may be waived if contract value is $50,000 or more.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

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These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses and expenses of the Underlying Funds of the Trusts.



The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Underlying Funds of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:



MAXIMUM EXPENSE EXAMPLES


(assuming separate account annual expenses of 1.52% and investment in an Underlying Fund with maximum total expenses of 1.60%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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    $1,020            $1,476            $1,957            $3,472
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(2) If you annuitize your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $315              $963             $1,635            $3,430
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(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $320              $976             $1,657            $3,472
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MINIMUM EXPENSE EXAMPLES


(assuming separate account annual expenses of 1.52% and investment in an underlying portfolio with minimum total expenses of 0.56%)



(1) If you surrender your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $916             $1,166            $1,442            $2,458
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(2) If you annuitize your contract at the end of the applicable time period:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $211              $652             $1,119            $2,410
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(3) If you do not surrender your contract:



    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $216              $666             $1,142            $2,458
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EXPLANATION OF FEE TABLES AND EXAMPLES



1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.



2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed.



   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.

           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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                          THE POLARIS VARIABLE ANNUITY

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When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:


     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.



     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.



     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.


Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins after the specified waiting period when you start taking income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.


Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.


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                     PURCHASING A POLARIS VARIABLE ANNUITY

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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.


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                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
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        Non-Qualified                      $5,000                          $500
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.



We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, AIG SunAmerica Life Assurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.



We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.


You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.



ALLOCATION OF PURCHASE PAYMENTS



In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments.



Provided we have received your Purchase Payment and all required paperwork by Market Close, we allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.



We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.



ACCUMULATION UNITS



When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before Market Close, or on the next business day's unit value if we receive your money after Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.



We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:


     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and


     3. We divide this amount by the number of outstanding Accumulation Units.



We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.



EXAMPLE:



We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.



RIGHT TO EXAMINE



You may cancel your contract within ten days after receiving it. To cancel, you must mail the contract along with your Right to Examine request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the Right to Examine period, generally, we will refund to you the greater of (1) your Purchase Payments or
(2) the value of your contract on the day we receive your request.



We reserve the right to put your money in the Cash Management Variable Portfolio during the Right to Examine period and will allocate your money according to your instructions at the end of the applicable Right to Examine period. Currently, we do not put your money in the Cash Management Variable Portfolio during the Right to Examine period unless you allocate your money to it.



EXCHANGE OFFERS



From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits also issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


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                               INVESTMENT OPTIONS

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VARIABLE PORTFOLIOS



The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds in addition to those listed here that are not available for investment under this contract.



The Variable Portfolios along with their respective advisers are listed below:



     ANCHOR SERIES TRUST - CLASS 1



     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and Wellington Management Company, LLP is the subadviser to Anchor Series Trust ("AST").



     SUNAMERICA SERIES TRUST - CLASS 1



     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").



     The Variable Portfolios, along with the Trust's subadvisers are listed below:



STOCKS:



     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.



       - Aggressive Growth Portfolio                                        SAST



       - Blue Chip Growth Portfolio                                         SAST



       - "Dogs" of Wall Street Portfolio*                                   SAST


       - Growth Opportunities Portfolio                                     SAST


     MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.



       - Alliance Growth Portfolio                                          SAST



       - Global Equities Portfolio                                          SAST


       - Growth-Income Portfolio                                            SAST


     MANAGED BY DAVIS ADVISORS



       - Davis Venture Value Portfolio                                      SAST


       - Real Estate Portfolio                                              SAST


     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA



       - Federated American Leaders Portfolio*                              SAST


       - Telecom Utility Portfolio                                          SAST


     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.


       - Goldman Sachs Research Portfolio                                   SAST


     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY



       - MFS Massachusetts Investors Trust Portfolio                        SAST



       - MFS Mid-Cap Growth Portfolio                                       SAST



     MANAGED BY PUTNAM INVESTMENT MANAGEMENT COMPANY, LLC



       - Emerging Markets Portfolio                                         SAST



       - International Growth and Income Portfolio                          SAST


       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY VAN KAMPEN



       - International Diversified Equities Portfolio**                     SAST


       - Technology Portfolio**                                             SAST


     MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP



       - Capital Appreciation Portfolio                                      AST



       - Growth Portfolio                                                    AST


       - Natural Resources Portfolio                                         AST


BALANCED:



     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - SunAmerica Balanced Portfolio                                      SAST


     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY


       - MFS Total Return Portfolio                                         SAST


     MANAGED BY WM ADVISORS, INC.


       - Asset Allocation Portfolio                                          AST


BONDS:



     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.


       - High-Yield Bond Portfolio                                           AST


     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY


       - Corporate Bond Portfolio                                           SAST


     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.


       - Global Bond Portfolio                                              SAST


     MANAGED BY VAN KAMPEN


       - Worldwide High Income Portfolio                                    SAST


     MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP



       - Government & Quality Bond Portfolio                                 AST



CASH:



     MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC


       - Cash Management Portfolio                                          SAST


* "Dogs" of Wall Street Portfolio is an equity fund seeking total return and Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.



** Morgan Stanley Investment Management, Inc., the Sub-adviser for the International Diversified Equities and Technology SAST portfolios, does business in certain instances using the name Van Kampen.



YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.



FIXED ACCOUNT OPTIONS



Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.



We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.



There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:



     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.



     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.



     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.



When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.



If at the time you purchase your contract, we are offering Fixed Accounts with a longer duration than one year, a market value adjustment ("MVA") may apply if you withdraw your money prior to the end of the Fixed Account. THE MARKET VALUE ADJUSTMENT APPENDIX SHOWS HOW WE CALCULATE AND APPLY THE MVA.



If you take money out of any available multi-year Fixed Account, before the end of the guarantee period, we make an adjustment to your contract. We refer to this adjustment as a MVA. The MVA does not apply to any available one year fixed account. The MVA reflects any difference in the interest rate environment between the time you place your money in the Fixed Account and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. However, the MVA will never result in your earning less that than the minimum annual guaranteed interest rate as specified in your contract, on Purchase Payments minus withdrawals, made prior to May 2, 2005, in to a particular multi-year Fixed Account and/or Purchase Payments less withdrawals made into any available multi-year fixed account on or after May 2, 2005. Thus, application of the MVA will not result in a loss of principal. Generally, if interest rates drop between the time you put your money into a Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. The MVA is applicable to both partial and full withdrawals of contract value.



If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with you financial representative about the current availability of this service.



All Fixed Accounts may not be available in your state. At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts.



DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM



The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program.



If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. You may change or terminate these systematic transfers by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.



You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Assume that you want to move $750 each quarter from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

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            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
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              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
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     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.



ASSET ALLOCATION PROGRAM


PROGRAM DESCRIPTION


The Asset Allocation program is offered at no additional cost to assist in diversifying your investment across various asset classes. The Asset Allocation program allows you to choose from one of several Asset Allocation models designed to assist in meeting your stated investment goals. Each Asset Allocation model is comprised of a carefully selected combination of Variable Portfolios. The Asset Allocation models allocate amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.


ENROLLING IN THE ASSET ALLOCATION PROGRAM



You may enroll in the Asset Allocation program by selecting the Asset Allocation model on the contract application form. If you already own a contract, you must complete and submit a program election form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may discontinue investing in the program at any time, subject to our rules, by providing a written request, calling our Annuity Service Center or logging onto our website.



You may also choose to invest gradually into an Asset Allocation model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one model at a time. You may invest in Variable Portfolios outside your selected Asset Allocation model but only in those Variable Portfolios that are not utilized in the Asset Allocation model you selected. A transfer into or out of one of the Variable Portfolios that are included in your Asset Allocation model, outside the specifications in the Asset Allocation model will effectively terminate your participation in the program.



WITHDRAWALS


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Asset Allocation model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Asset Allocation model, your investment may no longer be consistent with the Asset Allocation model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


     REBALANCING THE MODELS


You can elect to have your investment in the Asset Allocation models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable

Portfolios within each Asset Allocation model will be rebalanced. An investment in other Variable Portfolios not included in the model cannot be rebalanced.


Over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.



IMPORTANT INFORMATION


Using the Asset Allocation program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Asset Allocation models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off investing in a single asset class than in a Asset Allocation model. However, such a strategy involves a greater degree of risk because of the concentration of similar securities in a single asset class.

The Asset Allocation models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Asset Allocation models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE



Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.



Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.



TRANSFER POLICIES



We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.



We have adopted the following administrative procedures to discourage Short-Term Trading.



We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.



In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:



     (1) the number of transfers made in a defined period;



     (2) the dollar amount of the transfer;



     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;



     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;



     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or



     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.



Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.



The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.



WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to their original percentages for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:


     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a growth Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the growth Variable Portfolio to increase those holdings to 50%.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.



RETURN PLUS PROGRAM



The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without putting your Purchase Payment at direct risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.



     EXAMPLE OF RETURN PLUS PROGRAM:



     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 7 years. If the 7-year Fixed Account is offering a 5% interest rate, Return Plus will allocate $71,069 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios according to your allocation instructions.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.



VOTING RIGHTS



The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS



We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may, in our sole discretion, offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations as we determine appropriate.



In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund for another and/or merge Underlying Funds. This would occur for various reasons, such as a determination that a Underlying Fund is no longer an appropriate investment for the contract due to continuing substandard performance; changes to the portfolio manager, investment objectives, risks and strategies; or changes in federal or state laws. To the extent required by the Investment Company Act of 1940, we may be required to obtain your approval through a proxy vote or SEC approval, prior to a substitution of shares of an Underlying Fund. We will notify you in writing of any proxies or substitutions that affect the Variable Portfolios offered in your contract.


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                              ACCESS TO YOUR MONEY

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You can access money in your contract by making a partial or total withdrawal, and/or by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct a contract maintenance fee. SEE EXPENSES BELOW.



Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. HOWEVER, UPON A FUTURE TOTAL WITHDRAWAL OF YOUR CONTRACT, IF WITHDRAWAL CHARGES ARE STILL APPLICABLE, ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A WITHDRAWAL CHARGE.



Purchase Payments in excess of your free withdrawal amount, that are withdrawn prior to the end of the withdrawal schedule, will result in payment of a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in EXPENSES below. You should consider, before purchasing this contract, the effect this withdrawal charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn, plus earnings, may be withdrawn free of a withdrawal charge at any time.


After the first year, you may withdraw the greater of the following amounts free of a withdrawal charge: (1) earnings in your contract as of the date you make the withdrawal; or (2) 10% of the Purchase Payments you invested for at least one year and not yet withdrawn, less any previous earnings withdrawals or systematic withdrawals that year.



Only your first withdrawal of the year is free. If you do not take the entire free amount available to you at that first withdrawal, you will forfeit the opportunity to withdraw that money free of the withdrawal charge for that year.



The portion of a free withdrawal which exceeds the sum of: (1) earnings in the contract and (2) Purchase Payments which are both no longer subject to the withdrawal charge schedule and not yet withdrawn is assumed to be a withdrawal against future earnings. Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce principal for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you withdraw your entire contract value.



However, upon a future full surrender of your contract, we will recoup any withdrawal charges which would have been applicable if your free withdrawal(s) had not been free.



We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.



Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. You must send a written withdrawal request. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Account in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.



SYSTEMATIC WITHDRAWAL PROGRAM



During the Accumulation Phase, you may elect to receive periodic income payments under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge and/or MVA may apply.



The program is not available to everyone. Please check with our Annuity Service Center which can provide the necessary enrollment forms.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.



MINIMUM CONTRACT VALUE



Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


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                                 DEATH BENEFIT

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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.



We do not pay a death benefit if you die after you switch to the Income Phase. In that case, your Beneficiary would receive any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.


You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are as of the date we receive paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


DEFINED TERMS



The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.



We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.


The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The information below describes the death benefits on contracts issued on or after October 24, 2001:



The death benefit is the greatest of:



     1. Contract value; or



     2. Net Purchase Payments; or



     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.



If you are age 90 or older at the time of death, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death.



If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her at the time of the original owner's death.


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                                    EXPENSES

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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as Separate Account or withdrawal charges for the life of your contract. These fees and charges reduce your investment return. Underlying Fund fees may increase or decrease.



SEPARATE ACCOUNT EXPENSES



The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.



Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.



If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution, depending upon market conditions. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



WITHDRAWAL CHARGES



The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The withdrawal charge schedule is as follows:



WITHDRAWAL CHARGE



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      YEAR           1        2        3        4        5        6        7        8
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 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.



Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.



We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.


Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.


UNDERLYING FUND EXPENSES



INVESTMENT MANAGEMENT FEES



The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.



For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.



CONTRACT MAINTENANCE FEE



During the Accumulation Phase, we deduct a contract maintenance fee of $30 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from your contract value on your contract anniversary. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.



If your contract value is $50,000 or more on your contract anniversary date, we are currently waiving this fee. This waiver is subject to change without notice.



TRANSFER FEE



Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.



INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED



Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.


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                                 INCOME OPTIONS

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ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want income payments to begin. Your annuity date is the first day of the month you select income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


INCOME OPTIONS



You must contact us to select an income option. Once you begin receiving income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive income payments but do not select an option, your income payments shall be in accordance with Option 4 for a period of 10 years; for income payments based on joint lives, the default is Option 3 for a period of 10 years.


We base our calculation of income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.


OPTION 1 - LIFE INCOME ANNUITY


This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.


OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY


This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.


OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED



This option is similar to Option 2 above, with an additional guarantee of payments for at least 10. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining income payments are made to the Beneficiary under your contract.



OPTION 4 - LIFE ANNUITY WITH 10 YEARS GUARANTEED



This option is similar to Option 1 above with an additional guarantee of payments for at least 10 years, depending on the period chosen. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract.



OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the income options.



FIXED OR VARIABLE INCOME PAYMENTS



You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in Fixed Accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, the Company guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed.



INCOME PAYMENTS



We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.


If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin; and


     - the contract value attributable to the Variable Portfolios on the Annuity Date; and


     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.


If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.



The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.



TRANSFERS DURING THE INCOME PHASE



During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.



DEFERMENT OF PAYMENTS


We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES

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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.



ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


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                               OTHER INFORMATION

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FIRST SUNAMERICA



The Company is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 733 Third Avenue, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



THE SEPARATE ACCOUNT



The Company originally established the Separate Account, FS Variable Separate Account, under New York law on September 9, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.



The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.



THE GENERAL ACCOUNT



Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.



REGISTRATION STATEMENTS



Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.



PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT



PAYMENTS TO BROKER-DEALERS



Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 8% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.



We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.



Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.



AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.



PAYMENTS WE RECEIVE



In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION



We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 99NY-SUN, if you have any comment, question or service request.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS



There are no pending legal proceedings affecting the Separate Account. From time to time, the Company is party to various kinds of litigation incidental to its business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.



AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of First SunAmerica Life Insurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and the financial statements of FS Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004, are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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                              TABLE OF CONTENTS OF

                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 99NY-SUN. The contents of the SAI are listed below.



Separate Account..............................     3
General Account...............................     4
Support Agreement Between the Company and
  AIG.........................................     4
Performance Data..............................     4
Income Payments...............................     8
Death Benefits for Contracts Issued Prior to
  October 24, 2001............................     9
Annuity Unit Values...........................     9
Taxes.........................................    13
Distribution of Contracts.....................    18
Financial Statements..........................    19

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                                  APPENDIX - A

                  CONDENSED FINANCIAL INFORMATION FOR POLARIS
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                         FISCAL      FISCAL      FISCAL      FISCAL                   FISCAL      FISCAL      FISCAL      FISCAL
                       YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  11/30/1999-  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
 VARIABLE PORTFOLIOS    11/30/96    11/30/97    11/30/98    11/30/99    12/31/99     12/31/00    12/31/01    12/31/02    12/31/03
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Aggressive Growth (Inception Date - 6/3/96)
   Beginning AUV.....  $10.00      $10.29      $11.51      $11.86      $19.02       $24.30      $20.283     $13.648     $10.123
   Ending AUV........  $10.29      $11.51      $11.86      $19.02      $24.30       $20.28      $13.648     $10.123     $12.807
   Ending Number of
     AUs.............  160,390     478,003     596,478     805,328     867,740      1,181,778   947,783     796,979     679,642

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Alliance Growth (Inception Date - 4/6/95)
   Beginning AUV.....  $15.44      $19.46      $24.51      $32.81      $44.31       $48.56      $38.509     $32.621     $22.076
   Ending AUV........  $19.46      $24.51      $32.81      $44.31      $48.56       $38.51      $32.621     $22.076     $27.355
   Ending Number of
     AUs.............  322,225     679,444     1,175,581   1,901,945   2,004,501    2,241,731   2,083,516   1,750,852   1,505,948

----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation (Inception Date - 4/24/95)
   Beginning AUV.....  $12.64      $14.97      $17.98      $18.22      $19.10       $19.81      $19.448     $18.614     $16.951
   Ending AUV........  $14.97      $17.98      $18.22      $19.10      $19.81       $19.45      $18.614     $16.951     $20.546
   Ending Number of
     AUs.............  264,208     581,922     1,018,350   1,041,762   1,050,186    943,919     908,702     707,564     636,097

----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth (Inception Date - 1/4/01)
   Beginning AUV.....  --          --          --          --          --           --          $8.629      $6.692      $4.661
   Ending AUV........  --          --          --          --          --           --          $6.692      $4.661      $5.785
   Ending Number of
     AUs.............  --          --          --          --          --           --          71,516      162,667     263,958

----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 4/6/95)
   Beginning AUV.....  $14.19      $17.63      $21.26      $23.72      $36.39       $43.17      $39.336     $33.864     $25.794
   Ending AUV........  $17.63      $21.26      $23.72      $36.39      $43.17       $39.34      $33.864     $25.794     $33.598
   Ending Number of
     AUs.............  242,433     510,291     804,058     979,651     1,008,089    1,176,265   1,090,165   1,002,621   880,387

----------------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date - 4/27/95)
   Beginning AUV.....  $10.67      $11.04      $11.43      $11.83      $12.20       $12.25      $12.793     $13.062     $13.040
   Ending AUV........  $11.04      $11.43      $11.83      $12.20      $12.25       $12.79      $13.062     $13.040     $12.929
   Ending Number of
     AUs.............  52,729      231,674     612,898     1,003,095   1,022,344    845,056     1,624,211   1,350,084   850,709
----------------------------------------------------------------------------------------------------------------------------------
Corporate Bond (Inception Date - 4/12/95)
   Beginning AUV.....  $11.10      $11.65      $12.54      $13.15      $12.78       $12.76      $13.190     $13.972     $14.788
   Ending AUV........  $11.65      $12.54      $13.15      $12.78      $12.76       $13.19      $13.972     $14.788     $16.304
   Ending Number of
     AUs.............  48,161      120,997     333,510     443,122     451,341      533,404     678,806     728,829     784,484
----------------------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 4/6/95)
   Beginning AUV.....  $13.29      $16.68      $21.30      $23.36      $26.57       $27.88      $30.052     $26.245     $21.522
   Ending AUV........  $16.68      $21.30      $23.36      $26.57      $27.88       $30.05      $26.245     $21.522     $28.218
   Ending Number of
     AUs.............  605,579     1,424,342   2,149,519   2,363,904   2,370,974    2,436,491   2,548,423   2,160,663   1,887,454
----------------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street (Inception Date - 10/19/99)
   Beginning AUV.....  --          --          --          10.00       $9.12        $8.99       $9.122      $9.692      $8.920
   Ending AUV........  --          --          --          $9.12       $8.99        $9.12       $9.692      $8.920      $10.544
   Ending Number of
     AUs.............  --          --          --          7,956       23,471       73,876      13,220      321,081     295,977
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inception Date - 6/12/97)
   Beginning AUV.....  --          $10.00      $7.97       $6.14       $8.99        $10.77      $6.755      $6.539      $5.980
   Ending AUV........  --          $7.97       $6.14       $8.99       $10.77       $6.75       $6.539      $5.980      $8.988
   Ending Number of
     AUs.............  --          85,313      180,636     324,647     346,205      619,415     604,720     556,391     530,721
----------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders (Inception Date - 6/3/96)
   Beginning AUV.....  $10.00      $11.00      $13.62      $15.86      $16.43       $16.89      $17.029     $16.381     $12.944
   Ending AUV........  $11.00      $13.62      $15.86      $16.43      $16.89       $17.03      $16.381     $12.944     $16.264
   Ending Number of
     AUs.............  69,098      218,504     450,138     555,385     562,638      569,507     892,376     663,459     583,133
----------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inception Date - 5/2/95)
   Beginning AUV.....  $11.20      $12.25      $13.08      $14.40      $14.11       $14.09      $15.158     $15.678     $16.361
   Ending AUV........  $12.25      $13.08      $14.40      $14.11      $14.09       $15.16      $15.678     $16.361     $16.687
   Ending Number of
     AUs.............  52,993      148,602     257,259     331,825     341,155      303,023     298,386     263,494     242,164
----------------------------------------------------------------------------------------------------------------------------------
Global Equities (Inception Date - 5/22/95)
   Beginning AUV.....  $13.01      $15.15      $16.90      $19.21      $24.20       $26.57      $21.653     $17.472     $12.588
   Ending AUV........  $15.15      $16.90      $19.21      $24.20      $26.57       $21.65      $17.472     $12.588     $15.688
   Ending Number of
     AUs.............  117,488     310,271     416,656     461,621     484,217      695,920     627,495     473,807     410,522
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - 1/9/01)
   Beginning AUV.....  --          --          --          --          --           --          $9.332      $7.173      $5.080
   Ending AUV........  --          --          --          --          --           --          $7.173      $5.080      $6.266
   Ending Number of
     AUs.............  --          --          --          --          --           --          39,318      92,004      87,498
----------------------------------------------------------------------------------------------------------------------------------

                         FISCAL
                       YEAR ENDED
 VARIABLE PORTFOLIOS    12/31/04
---------------------  ----------
---------------------  ----------
Aggressive Growth (In
   Beginning AUV.....  $12.807
   Ending AUV........  $14.731
   Ending Number of
     AUs.............  626,245
--------------------------------------------
Alliance Growth (Ince
   Beginning AUV.....  $27.355
   Ending AUV........  $29.082
   Ending Number of
     AUs.............  1,265,980
-------------------------------------------------------
Asset Allocation (Inc
   Beginning AUV.....  $20.546
   Ending AUV........  $22.327
   Ending Number of
     AUs.............  567,653
------------------------------------------------------------------
Blue Chip Growth (Inc
   Beginning AUV.....  $5.785
   Ending AUV........  $5.996
   Ending Number of
     AUs.............  271,820
-----------------------------------------------------------------------------
Capital Appreciation
   Beginning AUV.....  $33.598
   Ending AUV........  $36.106
   Ending Number of
     AUs.............  764,625
----------------------------------------------------------------------------------------
Cash Management (Ince
   Beginning AUV.....  $12.929
   Ending AUV........  $12.838
   Ending Number of
     AUs.............  790,949
---------------------------------------------------------------------------------------------------
Corporate Bond (Incep
   Beginning AUV.....  $16.304
   Ending AUV........  $17.153
   Ending Number of
     AUs.............  647,980
--------------------------------------------------------------------------------------------------------------
Davis Venture Value (
   Beginning AUV.....  $28.218
   Ending AUV........  $31.548
   Ending Number of
     AUs.............  1,687,140
-------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
   Beginning AUV.....  $10.544
   Ending AUV........  $11.385
   Ending Number of
     AUs.............  291,495
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets (Inc
   Beginning AUV.....  $8.988
   Ending AUV........  $11.022
   Ending Number of
     AUs.............  506,675
----------------------------------------------------------------------------------------------------------------------------------
Federated American Le
   Beginning AUV.....  $16.264
   Ending AUV........  $17.603
   Ending Number of
     AUs.............  517,491
----------------------------------------------------------------------------------------------------------------------------------
Global Bond (Inceptio
   Beginning AUV.....  $16.687
   Ending AUV........  $17.087
   Ending Number of
     AUs.............  218,485
----------------------------------------------------------------------------------------------------------------------------------
Global Equities (Ince
   Beginning AUV.....  $15.688
   Ending AUV........  $17.285
   Ending Number of
     AUs.............  321,865
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Researc
   Beginning AUV.....  $6.266
   Ending AUV........  $6.975
   Ending Number of
     AUs.............  104,437
----------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units

                         FISCAL      FISCAL      FISCAL      FISCAL                   FISCAL      FISCAL      FISCAL      FISCAL
                       YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  11/30/1999-  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
 VARIABLE PORTFOLIOS    11/30/96    11/30/97    11/30/98    11/30/99    12/31/99     12/31/00    12/31/01    12/31/02    12/31/03
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Government & Quality Bond (Inception Date - 5/3/95)
   Beginning AUV.....  $11.51      $11.94      $12.65      $13.66      $13.37       $13.28      $14.557     $15.330     $16.504
   Ending AUV........  $11.94      $12.65      $13.66      $13.37      13.28        14.56       $15.330     $16.504     $16.664
   Ending Number of
     AUs.............  127,538     190,449     626,578     817,993     844,907      933,714     1,450,903   2,444,416   1,603,065
----------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date - 4/6/95)
   Beginning AUV.....  $12.95      $16.32      $20.31      $24.41      $29.74       $32.61      $31.785     $27.208     $20.859
   Ending AUV........  $16.32      $20.31      $24.41      $29.74      32.61        31.78       $27.208     $20.859     $26.692
   Ending Number of
     AUs.............  104,264     196,539     387,194     543,129     544,578      694,931     667,604     637,426     586,528
----------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Inception Date - 4/12/95)
   Beginning AUV.....  $13.32      $16.70      $21.41      $25.71      $33.11       $35.91      $32.417     $26.847     $20.850
   Ending AUV........  $16.70      $21.41      $25.71      $33.11      $35.91       $32.42      $26.847     $20.850     $25.801
   Ending Number of
     AUs.............  259,344     614,307     1,032,483   1,679,055   1,734,522    1,935,691   1,840,665   1,558,697   1,397,903
----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities (Inception Date - 2/7/01)
   Beginning AUV.....  --          --          --          --          --           --          $8.515      $5.807      $3.443
   Ending AUV........  --          --          --          --          --           --          $5.807      $3.443      $4.577
   Ending Number of
     AUs.............  --          --          --          --          --           --          93,154      145,691     179,378
----------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Inception Date - 5/8/95)
   Beginning AUV.....  $11.48      $12.99      $14.66      $14.25      $14.71       $14.87      $13.278     $12.511     $11.607
   Ending AUV........  $12.99      $14.66      $14.25      $14.71      $14.87       $13.28      $12.511     $11.607     $15.041
   Ending Number of
     AUs.............  220,725     547,787     1,089,050   1,006,610   1,172,818    1,049,023   792,749     827,236     905,173
----------------------------------------------------------------------------------------------------------------------------------
International Diversified Equities (Inception Date - 4/12/95)
   Beginning AUV.....  $10.07      $11.39      $11.62      $13.53      $15.49       $16.92      $13.614     $10.196     $7.175
   Ending AUV........  $11.39      $11.62      $13.53      $15.49      $16.92       $13.61      $10.196     $7.175      $9.314
   Ending Number of
     AUs.............  355,952     753,010     904,048     921,115     905,352      913,536     849,549     776,423     725,866
----------------------------------------------------------------------------------------------------------------------------------
International Growth and Income (Inception Date - 6/9/97)
   Beginning AUV.....  --          $10.00      $10.33      $11.16      $13.40       $14.07      $14.023     $10.743     $8.367
   Ending AUV........  --          $10.33      $11.16      $13.40      $14.07       $14.02      $10.743     $8.367      $11.283
   Ending Number of
     AUs.............  --          86,248      309,301     475,183     512,671      698,555     726,543     698,601     618,322
----------------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust (Inception Date - 4/6/95)
   Beginning AUV.....  $12.81      $14.94      $17.63      $20.46      $22.55       $23.67      $23.224     $19.203     $14.944
   Ending AUV........  $14.94      $17.63      $20.46      $22.55      $23.67       $23.22      $19.203     $14,944     $18.028
   Ending Number of
     AUs.............  94,650      154,635     191,762     430,432     445,395      502,203     553,233     556,991     532,271
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (Inception Date - 10/19/99)
   Beginning AUV.....  --          --          --          $10.00      $14.23       $16.31      $17.607     $13.420     $6.982
   Ending AUV........  --          --          --          $14.23      $16.31       $17.61      $13.420     $6.982      $9.438
   Ending Number of
     AUs.............  --          --          --          65,176      88,761       444,486     588,354     652,943     696,802
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inception Date - 5/8/95)
   Beginning AUV.....  $12.33      $13.82      $15.45      $17.28      $18.50       $18.60      $21.433     $21.225     $19.891
   Ending AUV........  $13.82      $15.45      $17.28      $18.50      $18.60       $21.43      $21.225     $19.891     $22.895
   Ending Number of
     AUs.............  157,110     230,784     277,940     464,535     490,051      508,441     742,776     886,843     845,807
----------------------------------------------------------------------------------------------------------------------------------
Natural Resources (Inception Date - 5/30/95)
   Beginning AUV.....  $10.78      $12.13      $11.14      $9.30       $11.40       $12.50      $14.706     $14.327     $15.293
   Ending AUV........  $12.13      $11.14      $9.30       $11.40      $12.50       $14.71      $14.327     $15.293     $22.251
   Ending Number of
     AUs.............  62,002      112,509     110,305     145,614     149,945      161,958     168,114     211,766     183,781
----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager (Inception Date - 4/6/95)
   Beginning AUV.....  $12.60      $14.88      $18.47      $22.29      $28.36       $31.67      $25.556     $19.097     $13.832
   Ending AUV........  $14.88      $18.47      $22.29      $28.36      $31.67       $25.56      $19.097     $13.832     $16.896
   Ending Number of
     AUs.............  114,619     231,883     473,526     828,070     870,842      997,394     883,836     704,123     632,993
----------------------------------------------------------------------------------------------------------------------------------
Real Estate (Inception Date - 6/2/97)
   Beginning AUV.....  --          $10.00      $11.44      $9.80       $8.50        $8.91       $10.856     11.339      $11.860
   Ending AUV........  --          $11.44      $9.80       $8.50       $8.91        $10.86      $11.339     11.860      $16.120
   Ending Number of
     AUs.............  --          56,379      132,769     140,396     146,237      227,262     251,509     304,254     340,288
----------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 6/3/96)
   Beginning AUV.....  $10.00      $11.04      $13.22      $15.60      $18.23       $19.69      $17.560     $15.021     $12.550
   Ending AUV........  $11.04      $13.22      $15.60      $18.23      $19.69       $17.56      $15.021     $12.550     $14.229
   Ending Number of
     AUs.............  72,909      240,556     467,727     1,003,514   1,067,349    1,236,604   1,184,966   1,002,246   923,931
----------------------------------------------------------------------------------------------------------------------------------

                         FISCAL
                       YEAR ENDED
 VARIABLE PORTFOLIOS    12/31/04
---------------------  ----------
---------------------  ----------
Government & Quality
   Beginning AUV.....  $16.664
   Ending AUV........  $16.972
   Ending Number of
     AUs.............  1,253,631
----------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Dat
   Beginning AUV.....  $26.692
   Ending AUV........  $29.142
   Ending Number of
     AUs.............  542,206
----------------------------------------------------------------------------------------------------------------------------------
Growth-Income (Incept
   Beginning AUV.....  $25.801
   Ending AUV........  $28.342
   Ending Number of
     AUs.............  1,203,830
----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities
   Beginning AUV.....  $4.577
   Ending AUV........  $4.786
   Ending Number of
     AUs.............  249,281
----------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond (Ince
   Beginning AUV.....  $15.041
   Ending AUV........  $17.401
   Ending Number of
     AUs.............  735,131
----------------------------------------------------------------------------------------------------------------------------------
International Diversi
   Beginning AUV.....  $9.314
   Ending AUV........  $10.686
   Ending Number of
     AUs.............  636,854
----------------------------------------------------------------------------------------------------------------------------------
International Growth
   Beginning AUV.....  $11.283
   Ending AUV........  $13.431
   Ending Number of
     AUs.............  674,500
----------------------------------------------------------------------------------------------------------------------------------
MFS Massachusetts Inv
   Beginning AUV.....  $18.028
   Ending AUV........  $19.863
   Ending Number of
     AUs.............  509,636
----------------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth (I
   Beginning AUV.....  $9.438
   Ending AUV........  $10.605
   Ending Number of
     AUs.............  639,986
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return (Inc
   Beginning AUV.....  $22.895
   Ending AUV........  $25.099
   Ending Number of
     AUs.............  815,065
----------------------------------------------------------------------------------------------------------------------------------
Natural Resources (In
   Beginning AUV.....  $22.251
   Ending AUV........  $27.405
   Ending Number of
     AUs.............  191,845
----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyage
   Beginning AUV.....  $16.896
   Ending AUV........  $17.473
   Ending Number of
     AUs.............  556,320
----------------------------------------------------------------------------------------------------------------------------------
Real Estate (Inceptio
   Beginning AUV.....  $16.120
   Ending AUV........  $21.364
   Ending Number of
     AUs.............  301,047
----------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (
   Beginning AUV.....  $14.229
   Ending AUV........  $14.964
   Ending Number of
     AUs.............  826,510
----------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units

                         FISCAL      FISCAL      FISCAL      FISCAL                   FISCAL      FISCAL      FISCAL      FISCAL
                       YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  11/30/1999-  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
 VARIABLE PORTFOLIOS    11/30/96    11/30/97    11/30/98    11/30/99    12/31/99     12/31/00    12/31/01    12/31/02    12/31/03
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Technology (Inception Date - 1/19/01)
   Beginning AUV.....  --          --          --          --          --           --          $7.101      $3.452      $1.722
   Ending AUV........  --          --          --          --          --           --          $3.452      $1.722      $2.557
   Ending Number of
     AUs.............  --          --          --          --          --           --          97,649      197,783     428,455
----------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Inception Date - 6/3/96)
   Beginning AUV.....  $10.00      $10.67      $12.74      $14.56      $15.16       $15.11      $13.538     $11.504     $8.638
   Ending AUV........  $10.67      $12.74      $14.56      $15.16      $15.11       $13.54      $11.504     $8.638      $10.104
   Ending Number of
     AUs.............  20,721      59,907      250,048     308,375     382,240      386,004     385,837     294,108     238,977
----------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income (Inception Date - 5/2/95)
   Beginning AUV.....  $11.36      $14.20      $15.98      $13.57      $15.23       $15.70      $15.005     $14.299     $14.029
   Ending AUV........  $14.20      $15.98      $13.57      $15.23      $15.70       $15.00      $14.299     $14.029     $17.402
   Ending Number of
     AUs.............  124,728     399,865     466,233     478,116     472,561      417,746     372,116     306,730     266,860
----------------------------------------------------------------------------------------------------------------------------------

                         FISCAL
                       YEAR ENDED
 VARIABLE PORTFOLIOS    12/31/04
---------------------  ----------
---------------------  ----------
Technology (Inception
   Beginning AUV.....  $2.557
   Ending AUV........  $2.455
   Ending Number of
     AUs.............  412,568
----------------------------------------------------------------------------------------------------------------------------------
Telecom Utility (Ince
   Beginning AUV.....  $10.104
   Ending AUV........  $11.621
   Ending Number of
     AUs.............  203,888
----------------------------------------------------------------------------------------------------------------------------------
Worldwide High Income
   Beginning AUV.....  $17.402
   Ending AUV........  $18.754
   Ending Number of
     AUs.............  212,569
----------------------------------------------------------------------------------------------------------------------------------



         AUV - Accumulation Unit Value


         AU - Accumulation Units

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information in this Appendix applies only if you take money out of a Fixed Account (with a duration longer than 1 year) before the end of the guarantee period.



We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Account. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Account from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.



Where the MVA is negative, we first deduct the adjustment from any money remaining in the Fixed Account. If there is not enough money in the Fixed Account to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.



The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:



                             [(1+I/(1+J+L)]N/12 - 1



     where:



       I is the interest rate you are earning on the money invested in the Fixed Account;



       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;



       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and



       L is 0.0025 (some states require a different value; see your contract)



We do not assess an MVA against withdrawals under the following circumstances:



     - If a withdrawal is made within 30 days after the end of a guarantee period;



     -   If a withdrawal is made to pay contract fees and charges;



     -   To pay a death benefit; and



     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.



EXAMPLES OF THE MVA



    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the



Guarantee periods available or Surrender Charges applicable under your contract.



The examples below assume the following:



     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;



     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);



     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and



     (4) Your contract was not issued in a state where L = 0.0025.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES


Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.



The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1



                  = [(1.05)/(1.04+0.0025)]18/12 - 1



                  = (1.007194)(1.5) - 1



                  = 1.010811 - 1



                  = +0.010811



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:



                         $4,000 X (+0.010811) = +$43.24



$43.24 represents the positive MVA that would be added to the withdrawal.



NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 5.5% and the 3-year Fixed Account is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.



The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1



                  = [(1.05)/(1.06+0.0025)]18/12 - 1



                  = (0.988235)1.5 - 1



                  = 0.982405 - 1



                  = -0.017595



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:



                         $4,000 X (-0.017595) = -$70.38



$70.38 represents the negative MVA that will be deducted from the money remaining in the 3-year Fixed Account.


We may choose to waive any negative MVA in its entirety. If we do so we will apply the waiver uniformly and consistently to all contract owners.


POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1



                  = [(1.05)/(1.04+0.0025)]18/12 - 1



                  = (1.007194)1.5 - 1



                  = 1.010811 - 1



                  = +0.010811



The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% X $4,000 = $3,760) is multiplied by the MVA factor to determine the MVA:



                         $3,760 X (+0.010811) = +$40.65



$40.65 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 5.5% and the 3-year Fixed Account is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is = [(1+I)/(1+J+0.0025)](N/12) - 1



                  = [(1.05)/(1.06+0.0025)](18/12) - 1



                  = (0.988235)1.5 - 1



                  = 0.982405 - 1



                  =-0.017595



The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% X $4,000 = $3,760) is multiplied by the MVA factor to determine the MVA:



                         $3,760 X (-0.017595) = -$66.16



$66.16 represents the negative MVA that would be deducted from the withdrawal.


We may choose to waive any negative MVA in its entirety. If we do so we will apply the waiver uniformly and consistently to all contract owners.

                       STATEMENT OF ADDITIONAL INFORMATION


                  Fixed and Variable Deferred Annuity Contracts
                                    issued by
                          FS VARIABLE SEPARATE ACCOUNT


               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY

                  (Polaris and Polaris II Variable Annuities)








This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 2, 2005, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299



             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS


                                  MAY 2, 2005

                                TABLE OF CONTENTS

                                                                                                    PAGE
                                                                                                    ----

Separate Account.................................................................................       3

General Account..................................................................................       4

Support Agreement Between the Company and AIG....................................................       4

Performance Data.................................................................................       4

Income Payments..................................................................................       8

Death Benefits for Contracts Issued prior to October 24, 2001....................................       9

Annuity Unit Values..............................................................................       9

Taxes............................................................................................      13

Distribution of Contracts........................................................................      18

Financial Statements.............................................................................      19

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                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------

     FS Variable Separate Account was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

--------------------------------------------------------------------------------
                                    GENERAL ACCOUNT
--------------------------------------------------------------------------------

     The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. If you do not elect to participate in the Polaris Rewards program, We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed account option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.



                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG




The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.



The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.


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                                    PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Accounts the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust ("Trusts"), modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each of the Trusts' underlying funds. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available with the separate account (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

For contracts without the Polaris Rewards Program:

     Base Period Return = (EV-SV-CMF)/(SV)

For contracts with the Polaris Rewards Program:

     Base Period Return = (EV-SV-CMF+E)/(SV)
     where:

           SV = value of one Accumulation Unit at the start of a 7 day period

           EV = value of one Accumulation Unit at the end of the 7 day period

          CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

            E = Premium Enhancement Rate, prorated for 7 days


     The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

          Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1) 365/7 - 1].

     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account compute their performance data as "total return".

     The total returns of the various Variable Portfolios since each Variable Portfolio's inception date are shown on the next pages, both with and without an assumed complete redemption at the end of the period. For Polaris, total returns for contracts without Polaris Rewards Program with complete redemption are on page 8 and total returns for contracts with the Polaris Rewards Program with complete redemption are on page 11. For Polaris, total returns for contracts without redemptions are on page 9. For Polaris II total returns for contracts without Polaris Rewards with complete redemption are on page 13 and total returns for contracts with Polaris Rewards with complete redemption are on page
16. For Polaris II, total returns for contracts without redemptions are on page 14.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

- Using the seven year surrender charge schedule available on contracts issued without the Polaris Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Polaris Rewards Program is elected; AND

- Using the nine year surrender charge schedule available on contracts issued with the Polaris Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Polaris Rewards Program. However, we will not report performance for the contract featuring the Polaris Rewards Program, unless net of withdrawal charges.

     These rates of return do not reflect election of any optional features. The rates of return would be lower if the features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Polaris Rewards Program:
                  P(1+T)n = ERV

     For contracts with the Polaris Rewards Program:

                  [P(1+E)](1+T)n = ERV
         where:   P =  a hypothetical initial payment of $1,000
                  T =  average annual total return
                  n =  number of years
                  e =  Payment Enhancement Rate
               ERV  =  ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

     FS Variable Separate Account also funds other contracts called First SunAmerica Advisor, Polaris Choice and WM Diversified Strategies III. Some of the Variable Portfolios in Polaris and Polaris II are also available in these contracts.

PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

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                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

     For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

     For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

--------------------------------------------------------------------------------
DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001
--------------------------------------------------------------------------------

For contracts issued prior to April 28, 1997 the death benefit is the greater of:

     - the value of your contract at the time We receive all required paperwork necessary to process a death benefit claim and satisfactory proof of death; or
     - total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or
     - After your seventh contract anniversary, the greater of:
        (a) the value of your contract on the day before your last contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals), since that anniversary; or
        (b) the death benefit on the day before your last contract anniversary, less any withdrawals (and any fees or charges applicable to such withdrawals) since that date.

For contracts issued on or after April 28, 1997 and before October 24, 2001, the death benefit is the greater of:

     - the value of your contract at the time We receive all required paperwork necessary to process a death benefit claim and satisfactory proof of death; or

     - total Purchase Payments less any withdrawals (and any fees or charges applicable to such withdrawals); or

     - the maximum of the anniversary values prior to your 81st birthday. The anniversary value of your contract is equal to the value of your contract on each contract anniversary, plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) since the anniversary.

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                               ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     Illustrative Example

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

     Illustrative Example

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                  1/[(1.035)(1/12) ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     Illustrative Example

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

     P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

     P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

     The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

     Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


Withholding Tax on Distributions



The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.



An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

--------------------------------------------------------------------------------
                            DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

     The contracts are offered on a continuous basis through the distributor for the separate account, AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


        The financial statements of First SunAmerica Life Insurance Company at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options and the DCA fixed accounts.



        Also included in this Statement of Additional Information are the financial statements of FS Variable Separate Account at December 31, 2004, and for each of the two years in the period ended December 31, 2004.



        PricewaterhouseCoopers LLP, 350 South Grand Ave., Los Angeles, California 90071, serves as the independent registered public accounting firm for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.




PricewaterhouseCoopers LLP
Los Angeles, California
April 15, 2005

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                 BALANCE SHEET

                                                                                      December 31,        December 31,
                                                                                          2004                2003
                                                                                      ------------        ------------
                                                                                               (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments                                                     $     24,858        $    104,011
  Bonds, notes and redeemable preferred stocks available for sale, at fair value
    (amortized cost: December 31, 2004, $2,919,279;
    December 31, 2003, $2,617,647)                                                       2,971,425           2,657,812
  Mortgage loans                                                                           276,859             215,521
  Policy loans                                                                              32,899              35,251
  Common stocks available for sale, at fair value (cost: December 31, 2004,
    $700; December 31, 2003, $291)                                                             705                 295
  Securities lending collateral                                                            517,644             154,756
                                                                                      ------------        ------------
  Total investments and cash                                                             3,824,390           3,167,646

Variable annuity assets held in separate accounts                                          488,046             438,224
Accrued investment income                                                                   32,486              27,577
Deferred acquisition costs                                                                 157,729             161,828
Other deferred expenses                                                                     19,139              16,098
Income taxes currently receivable from Parent                                                   --               1,360
Other assets                                                                                 9,033               1,749
                                                                                      ------------        ------------
TOTAL ASSETS                                                                          $  4,530,823        $  3,814,482
                                                                                      ============        ============

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts                                                $  2,863,048        $  2,490,145
  Reserves for universal life insurance contracts                                          226,133             232,271
  Income taxes currently payable to Parent                                                   2,540                  --
  Securities lending payable                                                               517,644             154,756
  Payable to brokers                                                                            --              40,852
  Other liabilities                                                                         31,807              66,814
                                                                                      ------------        ------------
  Total reserves, payables and accrued liabilities                                       3,641,172           2,984,838

Variable annuity liabilities related to separate accounts                                  488,046             438,224

Deferred income taxes                                                                       25,092              41,895
                                                                                      ------------        ------------

Total liabilities                                                                        4,154,310           3,464,957
                                                                                      ------------        ------------

Shareholder's equity:
  Common stock                                                                               3,000               3,000
  Additional paid-in capital                                                               259,428             259,428
  Retained earnings                                                                         92,082              68,657
  Accumulated other comprehensive income                                                    22,003              18,440
                                                                                      ------------        ------------

  Total shareholder's equity                                                               376,513             349,525
                                                                                      ------------        ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                            $  4,530,823        $  3,814,482
                                                                                      ============        ============

                See accompanying notes to financial statements.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                    Years Ended December 31,
                                                       ------------------------------------------------
                                                          2004                2003              2002
                                                       ----------          ----------        ----------
                                                                         (in thousands)
REVENUES

  Fee income:
    Variable annuity policy fees                       $    8,903          $    8,077        $    9,003
    Universal life insurance policy fees,
      net of reinsurance                                    5,354               5,289             6,276
    Premiums on reinsurance contract                        6,586                  --                --
    Surrender charges                                       2,999               1,744             1,854
                                                       ----------          ----------        ----------
  Total fee income                                         23,842              15,110            17,133

  Investment income                                       167,371             119,730            97,327
  Net realized investment gains (losses)                   (2,655)              2,417           (10,025)
                                                       ----------          ----------        ----------

Total revenues                                            188,558             137,257           104,435
                                                       ----------          ----------        ----------

BENEFITS AND EXPENSES

Interest expense:
  Fixed annuity contracts                                  90,167              65,631            47,186
  Universal life insurance contracts                       10,858              11,076            11,489
                                                       ----------          ----------        ----------
Total interest expense                                    101,025              76,707            58,675

Amortization of bonus interest                              2,411               1,038               248
General and administrative expenses                         7,711               6,036             8,112
Amortization of deferred acquisition costs                 31,772              19,526            16,119
Annual commissions                                          1,554               1,038               771
Commissions on reinsurance contract                         3,034                  --                --
Claims on universal life insurance contracts,
  net of reinsurance recoveries                             3,905               3,098             2,985
Claims on reinsurance contract                              2,616                  --                --
Guaranteed benefits                                         1,193                 816             1,735
                                                       ----------          ----------        ----------

Total benefits and expenses                               155,221             108,259            88,645
                                                       ----------          ----------        ----------

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                                        33,337              28,998            15,790

Income tax expense                                          7,899              12,081             9,032
                                                       ----------          ----------        ----------

INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                                        25,438              16,917             6,758
                                                       ----------          ----------        ----------

Cumulative effect of accounting change,
  net of tax                                               (2,013)                 --                --
                                                       ----------          ----------        ----------

NET INCOME                                             $   23,425          $   16,917        $    6,758
                                                       ----------          ----------        ----------

                 See accompanying notes to financial statements

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
            STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                                                     Years Ended December 31,
                                                                            ------------------------------------------
                                                                              2004             2003             2002
                                                                            --------         --------         --------
                                                                                          (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:

Net unrealized gains on debt and equity securities available for sale identified in the current period less related amortization
  of deferred acquisition costs and other deferred expenses                 $  4,118         $  8,750         $ 16,123

Less reclassification adjustment for net realized (gains)
  losses included in net income                                                1,364           (1,719)           3,417

Income tax expense                                                            (1,919)          (2,461)          (6,839)
                                                                            --------         --------         --------

OTHER COMPREHENSIVE INCOME                                                     3,563            4,570           12,701
                                                                            --------         --------         --------

COMPREHENSIVE INCOME                                                        $ 26,988         $ 21,487         $ 19,459
                                                                            ========         ========         ========

                  See accompanying notes to financial statement

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS

                                                                                            Years Ended December 31,
                                                                                ------------------------------------------------
                                                                                   2004              2003                2002
                                                                                ----------        ----------          ----------
                                                                                                (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $   23,425       $    16,917          $    6,758
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Cumulative effect of accounting change, net of tax                                2,013                --                  --
   Interest credited to:
      Fixed annuity contracts                                                       90,167            65,631              47,186
      Universal life insurance contracts                                            10,858            11,076              11,489
   Net realized investment (gains) losses                                            2,655            (2,417)             10,025
   Amortization of net premiums/(accretion of net discounts) on investments          5,730            (2,493)             (1,241)
   Amortization of deferred acquisition costs and other deferred expenses           34,183            20,564              16,367
   Acquisition costs deferred                                                      (35,395)          (79,439)            (26,952)
   Other expenses deferred                                                          (6,037)          (13,192)             (3,393)
   Provision for deferred income taxes                                             (17,639)            9,040              25,503
   Change in:
      Accrued investment income                                                     (4,909)          (11,728)             (3,537)
      Income taxes currently receivable from / payable to Parent                     3,900             8,471             (13,550)
      Other assets                                                                  (7,284)             (348)                860
      Other liabilities                                                             (8,200)           16,035               3,788
   Other, net                                                                        3,754             3,922                (350)
                                                                                ----------       -----------          ----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                           97,221            42,039              72,953
                                                                                ----------       -----------          ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks                                   (952,300)       (1,883,889)           (604,280)
   Mortgage loans                                                                  (82,533)          (53,070)            (45,944)
   Common stock                                                                         --                --                (845)
   Other investments, excluding short-term investments                                  --              (771)               (417)
Sales of:
   Bonds, notes and redeemable preferred stocks                                    388,143           399,240             219,856
   Other investments, excluding short-term investments                                 112             1,522                  49
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks                                    217,009           284,025             121,967
   Mortgage loans                                                                   21,413            30,846              25,833
   Other investments, excluding short-term investments                               1,513             1,572               1,709
                                                                                ----------       -----------          ----------

NET CASH USED IN INVESTING ACTIVITIES                                           $ (406,643)      $(1,220,525)        $ (282,072)
                                                                                ----------       -----------          ----------

                 See accompanying notes to financial statements

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                      STATEMENT OF CASH FLOWS (Continued)

                                                                                         Years Ended December 31,
                                                                            ----------------------------------------------------
                                                                               2004                2003                  2002
                                                                            ----------          ----------            ----------
                                                                                              (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts                                                  $  444,942          $1,278,022            $  390,423
   Universal life insurance contracts                                            9,419               9,436                 9,712
Net exchanges to (from) the fixed accounts of variable annuity contracts       (15,532)                427                23,546
Withdrawal payments on:
   Fixed annuity contracts                                                    (151,329)           (114,000)             (137,007)
   Universal life insurance contracts                                           (8,261)             (7,522)              (10,740)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity contracts                                                     (31,615)            (24,551)              (37,837)
   Universal life insurance contracts                                          (17,355)            (12,270)              (20,005)
Capital contributions                                                               --             115,000                    --
                                                                            ----------          ----------            ----------

NET CASH PROVIDED BY FINANCING ACTIVITIES                                      230,269           1,244,542               218,092
                                                                            ----------          ----------            ----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                     (79,153)             66,056                 8,973

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                         104,011              37,955                28,982
                                                                            ----------          ----------            ----------

CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                            $   24,858          $  104,011            $   37,955
                                                                            ==========          ==========            ==========


SUPPLEMENTAL CASH FLOW INFORMATION:

Income taxes paid to Parent                                                 $  (21,639)         $   (5,430)           $   (2,922)
                                                                            ==========          ==========            ==========

                 See accompanying notes to financial statements

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.    BASIS OF PRESENTATION

      First SunAmerica Life Insurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS")(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, and retirement services and asset management. The Company is a New York-domiciled life insurance company principally engaged in the business of writing fixed and variable annuity contracts for retirement savings in the State of New York.

      Substantially all of the Company's revenues are derived from the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Two financial institutions represented approximately 13% and 11% of deposits in the year ended December 31, 2004. One financial institution represented approximately 16% and one independent broker-dealer represented approximately 15% of deposits in the year ended December 31, 2003. One financial institution represented approximately 19% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for more than 10% of deposits for any such periods.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period amounts have been reclassified to conform to the current period's presentation.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in value are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

      The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $507,000,000 and $151,000,000 as of December 31, 2004 and 2003,
      respectively and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the balance sheet as of December 31, 2004 and 2003, respectively. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The Company monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the statement of income and comprehensive income. Impairment writedowns totaled $759,000, $3,139,000 and $9,515,000 in the years ending December 31, 2004, 2003 and 2002.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed annuity contracts, fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      OTHER DEFERRED EXPENSES: The annuity operations currently offer enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), the Company reclassified $16,098,000 of these expenses from DAC to other deferred expenses, which is reported on the balance sheet. The prior period balance sheet and statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.

      The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the statement of income and comprehensive income.

      RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS:
      Reserves for fixed annuity and universal life insurance contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income and comprehensive income, as they are recorded directly to contract holder liabilities upon receipt.

      RESERVE FOR GUARANTEED BENEFITS: Reserve for guaranteed minimum death benefits ("GMDB") is accounted for in accordance with SOP 03-1 and is included in other liabilities on the balance sheet. See Note 7.

      FEE INCOME: Fee income includes variable annuity policy fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      supporting the variable annuity contracts. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income is earned.

      INCOME TAXES: Prior to 2004, the Company was included in a consolidated federal income tax return with its Parent. Beginning in 2004, the Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $2,013,000 ($3,098,000 pre-tax) to reflect the liability and the related impact of DAC as of January 1, 2004.

3.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                          Amortized Cost    Estimated Fair Value
                                          --------------    --------------------
                                                     (in thousands)
AT DECEMBER 31, 2004:

U.S. government securities                $       18,743    $             19,358
Mortgage-backed securities                       753,378                 771,642
Securities of public utilities                   120,769                 125,369
Corporate bonds and notes                      1,599,497               1,624,383
Other debt securities                            426,892                 430,673
                                          --------------    --------------------

      Total                               $    2,919,279    $          2,971,425
                                          ==============    ====================

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued):

                                          Amortized Cost    Estimated Fair Value
                                          --------------    --------------------
                                                     (in thousands)
AT DECEMBER 31, 2003:

U.S. government securities                $       17,671    $             18,054
Mortgage-backed securities                       619,800                 634,640
Securities of public utilities                   126,229                 131,158
Corporate bonds and notes                      1,226,035               1,248,590
Other debt securities                            627,912                 625,370
                                          --------------    --------------------

      Total                               $    2,617,647    $          2,657,812
                                          ==============    ====================

      At December 31, 2004, bonds and notes included $107,951,000 not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 31%, 19%, 13% and 12% concentrated in telecommunications, cyclical consumer products, transportation and financial services industries, respectively. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2004, mortgage loans were collateralized by properties located in 27 states, with loans totaling approximately 25% and 12% of the aggregate carrying value of the portfolio secured by properties located in California and New York, respectively. No more than 10% of the portfolio was secured by properties located in any other single state.

      At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $1,700,000.

      At December 31, 2004, $613,000 of bonds, at amortized cost, was on deposit with regulatory authorities in accordance with statutory requirements.

      The Company had no investments in any one entity or its affiliates exceeding 10% of the Company's shareholder's equity at December 31, 2004.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued):

                                          Amortized Cost    Estimated Fair Value
                                          --------------    --------------------
                                                     (in thousands)
Due in one year or less                   $       53,983    $             54,926
Due after one year through five years            849,786                 864,360
Due after five years through ten years           916,487                 925,955
Due after ten years                              345,645                 354,542
Mortgage-backed securities                       753,378                 771,642
                                          --------------    --------------------

      Total                               $    2,919,279    $          2,971,425
                                          ==============    ====================

Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                        Gross Unrealized       Gross Unrealized
                                             Gains                  Losses
                                        ----------------       ----------------
                                                    (in thousands)
AT DECEMBER 31, 2004:

U.S. government securities              $            634       $            (19)
Mortgage-backed securities                        20,512                 (2,248)
Securities of public utilities                     4,873                   (273)
Corporate bonds and notes                         33,360                 (8,474)
Other debt securities                              6,263                 (2,482)
                                        ----------------       ----------------

Total                                   $         65,642       $        (13,496)
                                        ================       ================

AT DECEMBER 31, 2003:

U.S. government securities              $            383       $             --
Mortgage-backed securities                        20,483                 (5,643)
Securities of public utilities                     5,258                   (329)
Corporate bonds and notes                         30,773                 (8,217)
Other debt securities                              7,294                 (9,837)
                                        ----------------       ----------------

Total                                   $         64,191       $        (24,026)
                                        ================       ================

      Gross unrealized gains on equity securities aggregated $5,000 and $9,000 at December 31, 2004 and 2003, respectively. Gross unrealized losses on equity securities aggregated $0 and $5,000 at December 31, 2004 and 2003, respectively.

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 (dollars in thousands):

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued):

                                       Less than 12 Months               12 Months or More                       Total
                                --------------------------------  --------------------------------   -------------------------------
                                             Unrealized                        Unrealized                        Unrealized
December 31, 2004               Fair Value      Loss       Items  Fair Value      Loss       Items   Fair Value      Loss      Items
                                --------------------------------  --------------------------------   -------------------------------
U.S. government securities      $    2,001     $   (19)        1  $       --    $     --        --   $   2,001     $   (19)        1
Mortgage-backed securities         152,192      (1,887)       31      13,802        (362)        7     165,994      (2,249)       38
Securities of public utilities      22,303        (273)        6          --          --        --      22,303        (273)        6
Corporate bonds and notes          385,522      (4,043)       85      72,370      (4,430)       12     457,892      (8,473)       97
Other debt securities               97,774      (1,926)       17      26,848        (556)        7     124,622      (2,482)       24
                                --------------------------------  --------------------------------   -------------------------------
   Total                        $  659,792    $ (8,148)      140  $  113,020    $ (5,348)       26   $ 772,812    $(13,496)      166
                                ================================  ================================   ===============================

                                       Less than 12 Months               12 Months or More                       Total
                                --------------------------------  --------------------------------   -------------------------------
                                             Unrealized                        Unrealized                        Unrealized
December 31, 2003               Fair Value      Loss       Items  Fair Value      Loss       Items   Fair Value      Loss      Items
                                --------------------------------  --------------------------------   -------------------------------
Mortgage-backed securities      $  183,577   $  (5,643)       37  $       --   $      --        --   $  183,577  $  (5,643)       37
Securities of public utilities      15,013        (329)        6          --          --        --       15,013       (329)        6
Corporate bonds and notes          388,358      (8,204)       69          56         (13)        1      388,414     (8,217)       70
Other debt securities              219,407      (8,357)       44       3,521      (1,480)        1      222,928     (9,837)       45
                                --------------------------------  --------------------------------   -------------------------------
   Total                        $  806,355   $ (22,533)      156  $    3,577   $  (1,493)        2   $  809,932  $ (24,026)      158
                                ================================  ================================   ===============================

      Realized investment gains and losses on the sales of investments are as follows:

                                                                 Years Ended December 31,
                                                       --------------------------------------------
                                                         2004              2003              2002
                                                       --------          --------          --------
                                                                      (in thousands)
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
    Realized gains                                     $  2,903          $  9,001          $  8,522
    Realized losses                                      (4,245)           (3,315)           (8,623)

COMMON STOCKS:
    Realized gains                                            1               202                --
    Realized losses                                        (180)              (20)              (38)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued):

      The sources and related amounts of investment income are as follows:

                                                                  Years Ended December 31,
                                                       -----------------------------------------------
                                                          2004               2003              2002
                                                       ----------         ----------        ----------
                                                                        (in thousands)

Short-term investments                                 $      428         $      848        $    1,441
Bonds and notes and redeemable preferred stocks           149,869            103,197            80,518
Mortgage loans                                             15,161             13,552            13,000
Policy loans                                                2,682              2,819             2,160
Securities lending                                            689                 55               788
                                                       ----------         ----------        ----------

Gross investment income                                   168,829            120,471            97,907
Less: investment expenses                                  (1,458)              (741)             (580)
                                                       ----------         ----------        ----------

Total investment income                                $  167,371         $  119,730        $   97,327
                                                       ==========         ==========        ==========

      Investment income was attributable to the following products:

                                                                  Years Ended December 31,
                                                       -----------------------------------------------
                                                          2004               2003              2002
                                                       ----------         ----------        ----------
                                                                        (in thousands)
Fixed annuity contracts                                $  137,906         $   91,169        $   65,606
Variable annuity contracts                                 17,055             14,564            14,062
Universal life insurance contracts                         12,410             13,997            17,659
                                                       ----------         ----------        ----------
Total                                                  $  167,371         $  119,730        $   97,327
                                                       ==========         ==========        ==========

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

     POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

     COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

     SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

     The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values are as follows:

                                                                    Carrying Value    Fair Value
                                                                    --------------    ----------
                                                                            (in thousands)
     AT DECEMBER 31, 2004:

     ASSETS:
       Cash and short-term investments                                $   24,858      $   24,858
       Bonds, notes and redeemable preferred stocks                    2,971,425       2,971,425
       Mortgage loans                                                    276,859         284,054
       Policy loans                                                       32,899          32,899
       Common stock                                                          705             705
       Securities lending collateral                                     517,644         517,644
       Variable annuity assets held in separate accounts                 488,046         488,046

     LIABILITIES:
       Reserves for fixed annuity contracts                           $2,863,048      $2,827,611
       Securities lending payable                                        517,644         517,644
       Variable annuity liabilities related to separate accounts         488,046         488,046

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                    Carrying Value    Fair Value
                                                                    --------------    ----------
                                                                            (in thousands)
     AT DECEMBER 31, 2003:

     ASSETS:

       Cash and short-term investments                                $  104,011      $  104,011
       Bonds, notes and redeemable preferred stocks                    2,657,812       2,657,812
       Mortgage loans                                                    215,521         230,022
       Policy loans                                                       35,251          35,251
       Common stock                                                          295             295
       Securities lending collateral                                     154,756         154,756
       Variable annuity assets held in separate accounts                 438,224         438,224

     LIABILITIES:

       Reserves for fixed annuity contracts                           $2,490,145      $2,419,705
       Securities lending payable                                        154,756         154,756
       Variable annuity liabilities related to separate accounts         438,224         438,224

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                                                 Years Ended December 31,
                                                                  2004            2003
                                                                ---------       ---------
                                                                     (in thousands)
     Balance at beginning of year                               $ 161,828       $ 100,571
     Acquisition costs deferred                                    35,395          79,439
     Effect of net unrealized (gains) losses on securities         (5,915)          1,344
     Amortization charged to income                               (31,772)        (19,526)
     Cumulative effect of SOP 03-1                                 (1,807)             --
                                                                ---------       ---------

     Balance at end of year                                     $ 157,729       $ 161,828
                                                                =========       =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6.   OTHER DEFERRED EXPENSES

     The following table summarizes the activity in other deferred expenses:

                                                                Years Ended December 31,
                                                                  2004           2003
                                                                --------       --------
                                                                    (in thousands)
     Balance at beginning of year                               $ 16,098       $  3,888
     Expenses deferred                                             6,037         13,192
     Effect of net unrealized (gains) losses on securities          (585)            56
     Amortization charged to income                               (2,411)        (1,038)
                                                                --------       --------

       Balance at end of year                                   $ 19,139       $ 16,098
                                                                ========       ========

7.   GUARANTEED BENEFITS

     The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death or at specified dates during the accumulation period. Such benefits are referred to as GMDB and guaranteed minimum account value ("GMAV"), respectively.

     The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees in the statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits in the statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the statement of income and comprehensive income.

     The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

     GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for subsequent withdrawals, at the end of a ten-year waiting period. GMAVs are considered to be derivatives under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", and are recognized at fair value in the balance sheet and through investment income in the statement of income and comprehensive income. The Company began offering the GMAV option in 2004.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     Details concerning the Company's guaranteed benefit exposures as of December 31, 2004 are as follows:

                                                                            Highest Specified
                                                                               Anniversary
                                                                              Account Value
                                                          Return of Net     Minus Withdrawals
                                                            Deposits         Post Anniversary
                                                          -------------     -----------------
                                                               (dollars in thousands)
     In the event of death (GMDB):

        Account value                                       $148,283             $649,952
        Net amount at risk (a)                              $    348               57,713
        Average attained age of contract holders                  65                   62
        Range of guaranteed minimum return rates                   0%                   0%

     Accumulation at specified date (GMAV):

        Account value                                       $ 16,314             $     --
        Net amount at risk (b)                                    --                   --
        Weighted average period remaining until
           guaranteed payment                               9.8 Years                  --

        (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders died at the same balance sheet date.

        (b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

     The following summarizes the reserves for guaranteed benefits on variable contracts reflected in the general account:

                                            (in thousands)
     Balance at January 1, 2004 (c)             $ 1,640
        Guaranteed benefits incurred              1,193
        Guaranteed benefits paid                   (934)
                                                -------

     Balance at December 31, 2004               $ 1,899
                                                =======

        (c) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

               - Data used was 5,000 stochastically generated investment performance scenarios.

               -    Mean investment performance assumption was 10%.

               -    Volatility assumption was 16%.

               -    Mortality was assumed to be 64% of the 75-80 ALB table.

               - Lapse rates vary by contract type and duration and range from 0% to 40%.

               -    The discount rate was approximately 8%.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Universal life insurance fees are presented net of reinsurance premiums of $7,275,000, $7,132,000 and $6,078,000 in 2004, 2003 and 2002, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $8,855,000, $3,645,000 and $4,247,000 in 2004, 2003 and 2002,
     respectively.

     In 2004, the Company entered a contract to reinsure credit life and credit accident and health insurance policies. The Company receives a share of premium for the reinsured policies and will indemnify the reinsured for a proportionate share of these liabilities while the reinsured retains the assets and corresponding reserve liabilities. The treaty is for one year with the option to renew annually and may be terminated by either party with 180 days advance notice.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     At December 31, 2004, the Company has commitments to purchase approximately $5,000,000 of asset backed securities in the ordinary course of business. These commitments expire in total in 2007.

     Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2004 and December 31, 2003, 300 shares were outstanding.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Changes in shareholder's equity are as follows:

                                                                     Years ended December 31,
                                                            -----------------------------------------
                                                              2004            2003            2002
                                                            ---------       ---------       ---------
                                                                         (in thousands)
     ADDITIONAL PAID-IN CAPITAL:
       Beginning balances                                   $ 259,428       $ 144,428       $ 144,428
       Capital contributions by Parent                             --         115,000              --
                                                            ---------       ---------       ---------

       Ending balances                                      $ 259,428       $ 259,428       $ 144,428
                                                            =========       =========       =========

     RETAINED EARNINGS:
       Beginning balances                                   $  68,657       $  51,740       $  44,982
       Net income                                              23,425          16,917           6,758
                                                            ---------       ---------       ---------

       Ending balances                                      $  92,082       $  68,657       $  51,740
                                                            =========       =========       =========

     ACCUMULATED OTHER COMPREHENSIVE
       INCOME:

       Beginning balances                                   $  18,440       $  13,870       $   1,169
       Change in net unrealized gains
         on debt securities available for sale                 11,981           5,138          29,401
       Change in net unrealized gains (losses)
         on equity securities available for sale                    1             493            (161)
       Change in adjustment to deferred
         acquisition costs and other deferred expenses         (6,500)          1,400          (9,700)

       Tax effects of net changes                              (1,919)         (2,461)         (6,839)
                                                            ---------       ---------       ---------

       Ending balances                                      $  22,003       $  18,440       $  13,870
                                                            =========       =========       =========

     Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                      December 31,   December 31,
                                                          2004           2003
                                                      ------------   ------------
                                                            (in thousands)
     Gross unrealized gains                             $ 65,647       $ 64,200
     Gross unrealized losses                             (13,496)       (24,031)
     Adjustment to DAC and other deferred expenses       (18,300)       (11,800)
     Deferred income taxes                               (11,848)        (9,929)
                                                        --------       --------

     Accumulated other comprehensive income             $ 22,003       $ 18,440
                                                        ========       ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     On September 30, 2003 and December 31, 2003, the Company received cash capital contributions from the Parent of $40,000,000 and $75,000,000, respectively.

     Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Superintendent of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement or 10% of preceding year's statutory surplus. Dividends of $25,870,000 can be paid to the shareholder during 2005 without prior approval of the New York Superintendent of Insurance.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the year ended December 31, 2004 was approximately $41,524,000 and net loss for years ended December 31, 2003 and 2002 were $28,065,000, and $1,416,000, respectively. The Company's statutory capital and surplus totaled approximately $261,706,000 at December 31, 2004, $213,084,000 at December 31, 2003 and $123,141,000 at December 31, 2002.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                          Years Ended December 31,
                                     2004           2003          2002
                                   --------       --------      --------
                                               (in thousands)
     Current                       $ 25,539       $  3,041      $(16,471)
     Deferred                       (17,640)         9,040        25,503
                                   --------       --------      --------

     Total income tax expense      $  7,899       $ 12,081      $  9,032
                                   ========       ========      ========

     Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in the statement of income and comprehensive income differ as follows:

                                                               Years Ended December 31,
                                                       --------------------------------------
                                                         2004           2003           2002
                                                       --------       --------       --------
                                                                   (in thousands)
     Amount computed at statutory rate                 $ 11,668       $ 10,149       $  5,527
     Increases (decreases) resulting from:
         State income taxes, net of federal
          tax benefit                                     3,250          1,447          2,103
       Dividends received deduction                        (386)          (315)          (144)
       Adjustment to prior year tax liability (a)        (6,633)            --             --
       Other, net                                            --            800          1,546

                                                       --------       --------       --------

     Total income tax expense                          $  7,899       $ 12,081       $  9,032
                                                       ========       ========       ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

          (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                   Years Ended December 31,
                                                                   ------------------------
                                                                     2004           2003
                                                                   --------       --------
                                                                       (in thousands)
     DEFERRED TAX ASSETS:
      Investments                                                  $    959       $     --
      Contract holder reserves                                       27,931         14,994
      Other assets                                                    7,477         11,510
                                                                   --------       --------

       Total deferred tax assets                                     36,367         26,504
                                                                   --------       --------

     DEFERRED TAX LIABILITIES:
       Investments                                                 $     --       $ (2,637)
       Deferred acquisition costs and other deferred expenses       (49,383)       (52,448)
       Other liabilities                                               (228)        (3,385)
       Net unrealized gains on debt and
         equity securities available for sale                       (11,848)        (9,929)
                                                                   --------       --------

       Total deferred tax liabilities                               (61,459)       (68,399)
                                                                   --------       --------

       Deferred income taxes                                       $(25,092)      $(41,895)
                                                                   ========       ========

     The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.  RELATED-PARTY MATTERS

     On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $5,000,000. This commitment expires on October 28, 2005. There was no outstanding balance under this agreement at December 31, 2004.

     On January 20, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $15,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2004.

     On February 15, 2004, the Company entered into a short-term financing arrangement with an affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC") whereby the Company has the right to borrow up to $15,000,000 from AIG SALAC and vice versa. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2004.

     On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII") whereby the Company has the right to borrow up to $15,000,000 from SAII and vice versa. Any

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS (Continued)

     advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2004.

     The Company's products may be sold by nine affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corporation; Financial Service Corporation; Sentra Securities Corporation; Spelman & Co. Inc.; Royal Alliance Associates, Inc.; VALIC Financial Advisors Inc.; American General Equity Services Corporation; and American General Securities Incorporated. Commissions paid to these broker-dealers totaled $996,000, $1,063,000 and $1,143,000 in the years ended December 31, 2004, 2003 and 2002, respectively. These affiliated broker-dealers represent 3%, 1% and 5% of annuity deposits in the years ended December 31, 2004, 2003 and 2002, respectively.

     Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent and from certain AIG affiliates. Amounts paid for such services totaled $7,925,000 for the year ended December 31, 2004, $5,250,000 for the year ended December 31, 2003 and $8,399,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $2,138,000, $3,855,000 and $3,305,000, in 2004,
     2003 and 2002 respectively, and is deferred and amortized as part of DAC. The other components of these costs are included in general and administrative expenses in the statement of income and comprehensive income.

     AIG Annuity Insurance Company, an affiliate, is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were approximately $1,138,000 in 2004, $841,000 in 2003 and $107,000 in 2002. Additionally, costs charged to the Company for marketing such policies amounted to $1,605,000 in 2004, $4,010,000 in 2003 and $1,021,000 in 2002 and are deferred and amortized as part of DAC. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,223,000, $1,232,000 and $793,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company incurred $629,000, $106,000 and $7,000 of management fees to an affiliate of the Company to administer its securities lending program (see
     Note 2) for the year ended December 31, 2004, 2003 and 2002, respectively.

     On February 1, 2004, the Company entered into an administrative services agreement with its affiliate AIG SunAmerica Asset Management Corp. ("SAAMCo"), whereby SAAMCo will pay to the Company a fee based on a percentage on all assets invested through the Company's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company's variable annuity products. Amounts earned by the Company under this agreement totaled $1,537,000 in 2004 and are included in variable annuity policy fees in the statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS (Continued)

     Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

     The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders' have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

     The Company's ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

                          FS VARIABLE SEPARATE ACCOUNT
                          ----------------------------
                                       OF
                                       --
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                     ---------------------------------------

                              FINANCIAL STATEMENTS
                              --------------------

                                DECEMBER 31, 2004
                                -----------------

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY


                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2004



                                    CONTENTS

Report of Independent Registered Public Accounting Firm .......  1
Statement of Assets and Liabilities ...........................  2
Schedule of Portfolio Investments .............................  13
Statement of Operations .......................................  14
Statement of Changes in Net Assets ............................  27
Notes to Financial Statements .................................  45

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California
March 31, 2005

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004


                                                                           Global                          Growth           Asset
                                                                           Growth          Growth          Income      Allocation
                                                                             Fund            Fund            Fund       Portfolio
                                                                        (Class 2)       (Class 2)       (Class 2)       (Class 1)
                                                                      -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                           $ 2,121,346     $ 3,052,929     $ 5,976,262     $         0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                     0               0               0      13,222,798
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                     0               0               0               0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                     0               0               0               0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                     0               0               0               0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                     0               0               0               0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                     0               0               0               0

     Receivable from First SunAmerica Life Insurance Company                    0               0               0               0
                                                                      -----------     -----------     -----------     -----------

Total Assets:                                                         $ 2,121,346     $ 3,052,929     $ 5,976,262     $13,222,798

Liabilities:
     Payable to First SunAmerica Life Insurance Company                         0               0               0               0
                                                                      -----------     -----------     -----------     -----------

Net Assets                                                            $ 2,121,346     $ 3,052,929     $ 5,976,262     $13,222,798
                                                                      ===========     ===========     ===========     ===========

     Accumulation units                                                 2,121,346       3,052,929       5,976,262      13,161,416

     Contracts in payout (annuitization) period                                 0               0               0          61,382
                                                                      -----------     -----------     -----------     -----------

          Total net assets                                            $ 2,121,346     $ 3,052,929     $ 5,976,262     $13,222,798
                                                                      ===========     ===========     ===========     ===========

Accumulation units outstanding                                            130,105         187,980         387,380         592,265
                                                                      ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                       $ 1,975,620     $ 2,556,902     $ 5,404,214     $13,222,798
     Accumulation units outstanding                                       121,129         157,323         350,131         592,265
     Unit value of accumulation units                                 $     16.31     $     16.25     $     15.43     $     22.33
Contracts With Total Expenses of 1.55%:
     Net Assets                                                       $        --     $        --     $        --     $        --
     Accumulation units outstanding                                            --              --              --              --
     Unit value of accumulation units                                 $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                                                       $        --     $        --     $        --     $        --
     Accumulation units outstanding                                            --              --              --              --
     Unit value of accumulation units                                 $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                                                       $   145,726     $   496,027     $   572,048     $        --
     Accumulation units outstanding                                         8,976          30,657          37,249              --
     Unit value of accumulation units                                 $     16.24     $     16.18     $     15.36     $        --

                                                                                       Government
                                                                          Capital             and                         Natural
                                                                     Appreciation    Quality Bond          Growth       Resources
                                                                        Portfolio       Portfolio       Portfolio       Portfolio
                                                                        (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                      -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                           $         0     $         0     $         0     $         0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                            28,107,879      23,800,048      16,089,621       5,257,107
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                     0               0               0               0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                     0               0               0               0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                     0               0               0               0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                     0               0               0               0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                     0               0               0               0

     Receivable from First SunAmerica Life Insurance Company                    0               0               0             410
                                                                      -----------     -----------     -----------     -----------

Total Assets:                                                         $28,107,879     $23,800,048     $16,089,621     $ 5,257,517

Liabilities:
     Payable to First SunAmerica Life Insurance Company                         0               0               0               0
                                                                      -----------     -----------     -----------     -----------

Net Assets                                                            $28,107,879     $23,800,048     $16,089,621     $ 5,257,517
                                                                      ===========     ===========     ===========     ===========

     Accumulation units                                                28,013,288      23,676,199      16,043,335       5,167,635

     Contracts in payout (annuitization) period                            94,591         123,849          46,286          89,882
                                                                      -----------     -----------     -----------     -----------

          Total net assets                                            $28,107,879     $23,800,048     $16,089,621     $ 5,257,517
                                                                      ===========     ===========     ===========     ===========

Accumulation units outstanding                                            778,474       1,402,281         552,085         191,845
                                                                      ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                       $28,107,879     $23,800,048     $16,089,621     $ 5,257,517
     Accumulation units outstanding                                       778,474       1,402,281         552,085         191,845
     Unit value of accumulation units                                 $     36.11     $     16.97     $     29.14     $     27.41
Contracts With Total Expenses of 1.55%:
     Net Assets                                                       $        --     $        --     $        --     $        --
     Accumulation units outstanding                                            --              --              --              --
     Unit value of accumulation units                                 $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                                                       $        --     $        --     $        --     $        --
     Accumulation units outstanding                                            --              --              --              --
     Unit value of accumulation units                                 $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                                                       $        --     $        --     $        --     $        --
     Accumulation units outstanding                                            --              --              --              --
     Unit value of accumulation units                                 $        --     $        --     $        --     $        --


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)


                                                                             Government
                                                  Asset         Capital             and                         Natural
                                             Allocation    Appreciation    Quality Bond          Growth       Resources
                                              Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 3)       (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                            -----------     -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $         0     $         0     $         0     $         0     $         0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                     734,449       3,986,461       7,233,864       3,616,619         377,750
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                           0               0               0               0               0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                           0               0               0               0               0
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                           0               0               0               0               0
     Investments in WM Variable Trust
         (Class 2), at net asset value                0               0               0               0               0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                           0               0               0               0               0

     Receivable from First SunAmerica
         Life Insurance Company                       0               0               0               0               0
                                            -----------     -----------     -----------     -----------     -----------

Total Assets:                               $   734,449     $ 3,986,461     $ 7,233,864     $ 3,616,619     $   377,750

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                            0               0               0               0               0
                                            -----------     -----------     -----------     -----------     -----------

Net Assets                                  $   734,449     $ 3,986,461     $ 7,233,864     $ 3,616,619     $   377,750
                                            ===========     ===========     ===========     ===========     ===========

     Accumulation units                         734,449       3,986,461       7,233,864       3,616,619         377,750

     Contracts in payout
         (annuitization) period                       0               0               0               0               0
                                            -----------     -----------     -----------     -----------     -----------

          Total net assets                  $   734,449     $ 3,986,461     $ 7,233,864     $ 3,616,619     $   377,750
                                            ===========     ===========     ===========     ===========     ===========

Accumulation units outstanding                   33,192         110,915         429,431         124,808          13,871
                                            ===========     ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $   663,328     $ 3,650,299     $ 6,330,497     $ 3,327,724     $   377,750
     Accumulation units outstanding              29,968         101,550         375,596         114,797          13,871
     Unit value of accumulation units       $     22.13     $     35.95     $     16.85     $     28.99     $     27.23
Contracts With Total Expenses of 1.55%:
     Net Assets                             $        --     $    32,141     $        --     $        --     $        --
     Accumulation units outstanding                  --             876              --              --              --
     Unit value of accumulation units       $        --     $     36.69     $        --     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $        --     $    20,954     $        --     $        --     $        --
     Accumulation units outstanding                  --             582              --              --              --
     Unit value of accumulation units       $        --     $     36.00     $        --     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $    71,121     $   283,067     $   903,367     $   288,895     $        --
     Accumulation units outstanding               3,224           7,907          53,835          10,011              --
     Unit value of accumulation units       $     22.06     $     35.80     $     16.78     $     28.86     $        --

                                                 Growth      Aggressive        Alliance       Blue Chip
                                             and Income          Growth          Growth          Growth
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                             (Class VC)       (Class 1)       (Class 1)       (Class 1)
                                            -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $         0     $         0     $         0     $         0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                           0               0               0               0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                   1,723,529               0               0               0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                           0       9,468,882      37,797,322       1,878,279
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                           0               0               0               0
     Investments in WM Variable Trust
         (Class 2), at net asset value                0               0               0               0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                           0               0               0               0

     Receivable from First SunAmerica
         Life Insurance Company                       0               0               0               0
                                            -----------     -----------     -----------     -----------

Total Assets:                               $ 1,723,529     $ 9,468,882     $37,797,322     $ 1,878,279

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                            0               0               0               0
                                            -----------     -----------     -----------     -----------

Net Assets                                  $ 1,723,529     $ 9,468,882     $37,797,322     $ 1,878,279
                                            ===========     ===========     ===========     ===========

     Accumulation units                       1,723,529       9,441,039      37,604,352       1,878,279

     Contracts in payout
         (annuitization) period                       0          27,843         192,970               0
                                            -----------     -----------     -----------     -----------

          Total net assets                  $ 1,723,529     $ 9,468,882     $37,797,322     $ 1,878,279
                                            ===========     ===========     ===========     ===========

Accumulation units outstanding                  147,215         642,749       1,299,688         313,189
                                            ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $ 1,621,328     $ 9,468,882     $37,797,322     $ 1,878,279
     Accumulation units outstanding             138,416         642,749       1,299,688         313,189
     Unit value of accumulation units       $     11.71     $     14.73     $     29.08     $      6.00
Contracts With Total Expenses of 1.55%:
     Net Assets                             $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $   102,201     $        --     $        --     $        --
     Accumulation units outstanding               8,799              --              --              --
     Unit value of accumulation units       $     11.62     $        --     $        --     $        --


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                  Davis
                                                   Cash       Corporate         Venture       "Dogs" of        Emerging
                                             Management            Bond           Value     Wall Street         Markets
                                              Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                            -----------     -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $         0     $         0     $         0     $         0     $         0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                           0               0               0               0               0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                           0               0               0               0               0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                  10,718,308      12,118,766      54,372,456       3,318,564       5,760,779
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                           0               0               0               0               0
     Investments in WM Variable Trust
         (Class 2), at net asset value                0               0               0               0               0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                           0               0               0               0               0

     Receivable from First SunAmerica
         Life Insurance Company                       0               0               0               0               0
                                            -----------     -----------     -----------     -----------     -----------

Total Assets:                               $10,718,308     $12,118,766     $54,372,456     $ 3,318,564     $ 5,760,779

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                            0               0               0               0               0
                                            -----------     -----------     -----------     -----------     -----------

Net Assets                                  $10,718,308     $12,118,766     $54,372,456     $ 3,318,564     $ 5,760,779
                                            ===========     ===========     ===========     ===========     ===========

     Accumulation units                      10,674,916      12,044,873      53,875,373       3,315,198       5,756,193

     Contracts in payout
         (annuitization) period                  43,392          73,893         497,083           3,366           4,586
                                            -----------     -----------     -----------     -----------     -----------

          Total net assets                  $10,718,308     $12,118,766     $54,372,456     $ 3,318,564     $ 5,760,779
                                            ===========     ===========     ===========     ===========     ===========

Accumulation units outstanding                  834,881         706,500       1,723,559         291,495         522,719
                                            ===========     ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $10,718,308     $12,118,766     $54,372,456     $ 3,318,564     $ 5,760,779
     Accumulation units outstanding             834,881         706,500       1,723,559         291,495         522,719
     Unit value of accumulation units       $     12.84     $     17.15     $     31.55     $     11.38     $     11.02
Contracts With Total Expenses of 1.55%:
     Net Assets                             $        --     $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $        --     $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $        --     $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --     $        --


                                              Federated                                         Goldman
                                               American          Global          Global           Sachs
                                                Leaders            Bond        Equities        Research
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                            -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $         0     $         0     $         0     $         0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                           0               0               0               0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                           0               0               0               0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                  10,411,604       3,858,924       5,589,665         846,671
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                           0               0               0               0
     Investments in WM Variable Trust
         (Class 2), at net asset value                0               0               0               0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                           0               0               0               0

     Receivable from First SunAmerica
         Life Insurance Company                       0               0               0               0
                                            -----------     -----------     -----------     -----------

Total Assets:                               $10,411,604     $ 3,858,924     $ 5,589,665     $   846,671

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                        5,000               0             250             200
                                            -----------     -----------     -----------     -----------

Net Assets                                  $10,406,604     $ 3,858,924     $ 5,589,415     $   846,471
                                            ===========     ===========     ===========     ===========

     Accumulation units                      10,249,329       3,818,203       5,573,728         846,471

     Contracts in payout
         (annuitization) period                 157,275          40,721          15,687               0
                                            -----------     -----------     -----------     -----------

          Total net assets                  $10,406,604     $ 3,858,924     $ 5,589,415     $   846,471
                                            ===========     ===========     ===========     ===========

Accumulation units outstanding                  591,397         225,858         323,370         121,358
                                            ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $10,406,604     $ 3,858,924     $ 5,589,415     $   846,471
     Accumulation units outstanding             591,397         225,858         323,370         121,358
     Unit value of accumulation units       $     17.60     $     17.09     $     17.28     $      6.97
Contracts With Total Expenses of 1.55%:
     Net Assets                             $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)


                                                                                          International   International
                                                Growth-          Growth      High-Yield     Diversified          Growth
                                                 Income   Opportunities            Bond        Equities        & Income
                                              Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                            -----------     -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $         0     $         0     $         0     $         0     $         0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                           0               0               0               0               0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                           0               0               0               0               0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                  34,336,738       1,198,381      13,406,727       7,024,917       9,365,125
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                           0               0               0               0               0
     Investments in WM Variable Trust
         (Class 2), at net asset value                0               0               0               0               0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                           0               0               0               0               0

     Receivable from First SunAmerica
         Life Insurance Company                       0               0               0               0               0
                                            -----------     -----------     -----------     -----------     -----------

Total Assets:                               $34,336,738     $ 1,198,381     $13,406,727     $ 7,024,917     $ 9,365,125

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                            0               0               0               0               0
                                            -----------     -----------     -----------     -----------     -----------

Net Assets                                  $34,336,738     $ 1,198,381     $13,406,727     $ 7,024,917     $ 9,365,125
                                            ===========     ===========     ===========     ===========     ===========

     Accumulation units                      34,237,190       1,198,381      13,358,456       7,008,581       9,334,426

     Contracts in payout
         (annuitization) period                  99,548               0          48,271          16,336          30,699
                                            -----------     -----------     -----------     -----------     -----------

          Total net assets                  $34,336,738     $ 1,198,381     $13,406,727     $ 7,024,917     $ 9,365,125
                                            ===========     ===========     ===========     ===========     ===========

Accumulation units outstanding                1,211,477         250,369         770,474         657,331         697,293
                                            ===========     ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $34,336,738     $ 1,198,381     $13,406,727     $ 7,024,917     $ 9,365,125
     Accumulation units outstanding           1,211,477         250,369         770,474         657,331         697,293
     Unit value of accumulation units       $     28.34     $      4.79     $     17.40     $     10.69     $     13.43
Contracts With Total Expenses of 1.55%:
     Net Assets                             $        --     $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $        --     $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $        --     $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --     $        --


                                                    MFS
                                          Massachusetts             MFS                          Putnam
                                              Investors         Mid-Cap             MFS         Growth:
                                                  Trust          Growth    Total Return         Voyager
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                            -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $         0     $         0     $         0     $         0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                           0               0               0               0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                           0               0               0               0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                  10,218,994       7,126,580      21,492,849       9,777,261
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                           0               0               0               0
     Investments in WM Variable Trust
         (Class 2), at net asset value                0               0               0               0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                           0               0               0               0

     Receivable from First SunAmerica
         Life Insurance Company                       0               0               0               0
                                            -----------     -----------     -----------     -----------

Total Assets:                               $10,218,994     $ 7,126,580     $21,492,849     $ 9,777,261

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                            0               0               0               0
                                            -----------     -----------     -----------     -----------

Net Assets                                  $10,218,994     $ 7,126,580     $21,492,849     $ 9,777,261
                                            ===========     ===========     ===========     ===========

     Accumulation units                      10,210,877       7,126,580      21,440,937       9,773,120

     Contracts in payout
         (annuitization) period                   8,117               0          51,912           4,141
                                            -----------     -----------     -----------     -----------

          Total net assets                  $10,218,994     $ 7,126,580     $21,492,849     $ 9,777,261
                                            ===========     ===========     ===========     ===========

Accumulation units outstanding                  514,492         671,951         856,284         559,649
                                            ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $10,218,994     $ 7,126,580     $21,492,849     $ 9,777,261
     Accumulation units outstanding             514,492         671,951         856,284         559,649
     Unit value of accumulation units       $     19.86     $     10.61     $     25.10     $     17.47
Contracts With Total Expenses of 1.55%:
     Net Assets                             $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                   Real      SunAmerica                         Telecom       Worldwide
                                                 Estate        Balanced      Technology         Utility     High Income
                                              Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                            -----------     -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $         0     $         0     $         0     $         0     $         0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                           0               0               0               0               0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                           0               0               0               0               0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                   6,431,727      12,707,363       1,041,956       2,369,337       4,285,555
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                           0               0               0               0               0
     Investments in WM Variable Trust
         (Class 2), at net asset value                0               0               0               0               0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                           0               0               0               0               0

     Receivable from First SunAmerica
         Life Insurance Company                       0               0               0               0               0
                                            -----------     -----------     -----------     -----------     -----------

Total Assets:                               $ 6,431,727     $12,707,363     $ 1,041,956     $ 2,369,337     $ 4,285,555

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                            0               0             200               0               0
                                            -----------     -----------     -----------     -----------     -----------

Net Assets                                  $ 6,431,727     $12,707,363     $ 1,041,756     $ 2,369,337     $ 4,285,555
                                            ===========     ===========     ===========     ===========     ===========

     Accumulation units                       6,380,378      12,629,422       1,041,756       2,369,337       4,219,075

     Contracts in payout
         (annuitization) period                  51,349          77,941               0               0          66,480
                                            -----------     -----------     -----------     -----------     -----------

          Total net assets                  $ 6,431,727     $12,707,363     $ 1,041,756     $ 2,369,337     $ 4,285,555
                                            ===========     ===========     ===========     ===========     ===========

Accumulation units outstanding                  301,047         849,220         424,341         203,888         228,525
                                            ===========     ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $ 6,431,727     $12,707,363     $ 1,041,756     $ 2,369,337     $ 4,285,555
     Accumulation units outstanding             301,047         849,220         424,341         203,888         228,525
     Unit value of accumulation units       $     21.36     $     14.96     $      2.45     $     11.62     $     18.75
Contracts With Total Expenses of 1.55%:
     Net Assets                             $        --     $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $        --     $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $        --     $        --     $        --     $        --     $        --
     Accumulation units outstanding                  --              --              --              --              --
     Unit value of accumulation units       $        --     $        --     $        --     $        --     $        --


                                             Aggressive        Alliance       Blue Chip            Cash
                                                 Growth          Growth          Growth      Management
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 3)       (Class 3)       (Class 3)       (Class 3)
                                            -----------     -----------     -----------     -----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $         0     $         0     $         0     $         0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                           0               0               0               0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                           0               0               0               0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                     255,686       3,051,320         538,030       2,499,256
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                           0               0               0               0
     Investments in WM Variable Trust
         (Class 2), at net asset value                0               0               0               0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                           0               0               0               0

     Receivable from First SunAmerica
         Life Insurance Company                       0               0               0               0
                                            -----------     -----------     -----------     -----------

Total Assets:                               $   255,686     $ 3,051,320     $   538,030     $ 2,499,256

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                            0               0               0               0
                                            -----------     -----------     -----------     -----------

Net Assets                                  $   255,686     $ 3,051,320     $   538,030     $ 2,499,256
                                            ===========     ===========     ===========     ===========

     Accumulation units                         255,686       3,051,320         538,030       2,499,256

     Contracts in payout
         (annuitization) period                       0               0               0               0
                                            -----------     -----------     -----------     -----------

          Total net assets                  $   255,686     $ 3,051,320     $   538,030     $ 2,499,256
                                            ===========     ===========     ===========     ===========

Accumulation units outstanding                   17,532         106,128          90,245         196,031
                                            ===========     ===========     ===========     ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $   228,353     $ 2,761,434     $   496,509     $ 2,206,775
     Accumulation units outstanding              15,646          96,001          83,238         172,994
     Unit value of accumulation units       $     14.59     $     28.76     $      5.96     $     12.76
Contracts With Total Expenses of 1.55%:
     Net Assets                             $        --     $    10,953     $        --     $        --
     Accumulation units outstanding                  --             380              --              --
     Unit value of accumulation units       $        --     $     28.82     $        --     $        --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $        --     $    27,545     $        --     $        --
     Accumulation units outstanding                  --             966              --              --
     Unit value of accumulation units       $        --     $     28.51     $        --     $        --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $    27,333     $   251,388     $    41,521     $   292,481
     Accumulation units outstanding               1,886           8,781           7,007          23,037
     Unit value of accumulation units       $     14.49     $     28.63     $      5.93     $     12.70


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                                         Federated
                                             Corporate          Davis      "Dogs" of       Emerging       American
                                                  Bond  Venture Value    Wall Street        Markets        Leaders
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                            ----------     ----------     ----------     ----------     ----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $        0     $        0     $        0     $        0     $        0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                          0              0              0              0              0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                          0              0              0              0              0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                  2,145,696      6,438,772        294,247        371,993      1,022,770
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                          0              0              0              0              0
     Investments in WM Variable Trust
         (Class 2), at net asset value               0              0              0              0              0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                          0              0              0              0              0

     Receivable from First SunAmerica
         Life Insurance Company                      0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

Total Assets:                               $2,145,696     $6,438,772     $  294,247     $  371,993     $1,022,770

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                          60              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

Net Assets                                  $2,145,636     $6,438,772     $  294,247     $  371,993     $1,022,770
                                            ==========     ==========     ==========     ==========     ==========

     Accumulation units                      2,145,636      6,438,772        294,247        371,993      1,022,770

     Contracts in payout
         (annuitization) period                      0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

          Total net assets                  $2,145,636     $6,438,772     $  294,247     $  371,993     $1,022,770
                                            ==========     ==========     ==========     ==========     ==========

Accumulation units outstanding                 126,413        205,799         26,019         34,037         58,551
                                            ==========     ==========     ==========     ==========     ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $1,964,015     $5,612,528     $  294,247     $  344,624     $  951,189
     Accumulation units outstanding            115,701        179,290         26,019         31,518         54,432
     Unit value of accumulation units       $    16.97     $    31.30     $    11.31     $    10.93     $    17.47
Contracts With Total Expenses of 1.55%:
     Net Assets                             $       --     $       --     $       --     $       --     $       --
     Accumulation units outstanding                 --             --             --             --             --
     Unit value of accumulation units       $       --     $       --     $       --     $       --     $       --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $       --     $       --     $       --     $       --     $       --
     Accumulation units outstanding                 --             --             --             --             --
     Unit value of accumulation units       $       --     $       --     $       --     $       --     $       --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $  181,621     $  826,244     $       --     $   27,369     $   71,581
     Accumulation units outstanding             10,712         26,509             --          2,519          4,119
     Unit value of accumulation units       $    16.95     $    31.17     $       --     $    10.87     $    17.38



                                                                                            Goldman
                                               Foreign         Global         Global          Sachs
                                                 Value           Bond       Equities       Research
                                             Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                            ----------     ----------     ----------     ----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $        0     $        0     $        0     $        0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                          0              0              0              0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                          0              0              0              0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                  5,034,728        183,008        202,738         74,066
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                          0              0              0              0
     Investments in WM Variable Trust
         (Class 2), at net asset value               0              0              0              0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                          0              0              0              0

     Receivable from First SunAmerica
         Life Insurance Company                      0              0              0              0
                                            ----------     ----------     ----------     ----------

Total Assets:                               $5,034,728     $  183,008     $  202,738     $   74,066

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                           0              0              0              0
                                            ----------     ----------     ----------     ----------

Net Assets                                  $5,034,728     $  183,008     $  202,738     $   74,066
                                            ==========     ==========     ==========     ==========

     Accumulation units                      5,034,728        183,008        202,738         74,066

     Contracts in payout
         (annuitization) period                      0              0              0              0
                                            ----------     ----------     ----------     ----------

          Total net assets                  $5,034,728     $  183,008     $  202,738     $   74,066
                                            ==========     ==========     ==========     ==========

Accumulation units outstanding                 342,611         10,789         11,836         10,719
                                            ==========     ==========     ==========     ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $4,552,682     $  174,805     $  168,094     $   74,066
     Accumulation units outstanding            309,668         10,302          9,813         10,719
     Unit value of accumulation units       $    14.70     $    16.97     $    17.13     $     6.91
Contracts With Total Expenses of 1.55%:
     Net Assets                             $       --     $       --     $    3,043     $       --
     Accumulation units outstanding                 --             --            176             --
     Unit value of accumulation units       $       --     $       --     $    17.29     $       --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $       --     $       --     $   16,984     $       --
     Accumulation units outstanding                 --             --            990             --
     Unit value of accumulation units       $       --     $       --     $    17.16     $       --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $  482,046     $    8,203     $   14,617     $       --
     Accumulation units outstanding             32,943            487            857             --
     Unit value of accumulation units       $    14.63     $    16.84     $    17.06     $       --


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)


                                                                                      International  International
                                               Growth-         Growth     High-Yield    Diversified         Growth
                                                Income  Opportunities           Bond       Equities       & Income
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                            ----------     ----------     ----------     ----------     ----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $        0     $        0     $        0     $        0     $        0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                          0              0              0              0              0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                          0              0              0              0              0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                    469,316        105,511        548,015      3,309,374        993,244
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                          0              0              0              0              0
     Investments in WM Variable Trust
         (Class 2), at net asset value               0              0              0              0              0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                          0              0              0              0              0

     Receivable from First SunAmerica
         Life Insurance Company                      0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

Total Assets:                               $  469,316     $  105,511     $  548,015     $3,309,374     $  993,244

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                           0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

Net Assets                                  $  469,316     $  105,511     $  548,015     $3,309,374     $  993,244
                                            ==========     ==========     ==========     ==========     ==========

     Accumulation units                        469,316        105,511        548,015      3,309,374        993,244

     Contracts in payout
         (annuitization) period                      0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

          Total net assets                  $  469,316     $  105,511     $  548,015     $3,309,374     $  993,244
                                            ==========     ==========     ==========     ==========     ==========

Accumulation units outstanding                  16,698         22,197         31,726        311,460         74,675
                                            ==========     ==========     ==========     ==========     ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $  438,256     $  105,511     $  477,265     $3,056,137     $  857,021
     Accumulation units outstanding             15,587         22,197         27,609        287,515         64,410
     Unit value of accumulation units       $    28.12     $     4.75     $    17.29     $    10.63     $    13.31
Contracts With Total Expenses of 1.55%:
     Net Assets                             $       --     $       --     $       --     $       --     $       --
     Accumulation units outstanding                 --             --             --             --             --
     Unit value of accumulation units       $       --     $       --     $       --     $       --     $       --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $       --     $       --     $       --     $       --     $       --
     Accumulation units outstanding                 --             --             --             --             --
     Unit value of accumulation units       $       --     $       --     $       --     $       --     $       --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $   31,060     $       --     $   70,750     $  253,237     $  136,223
     Accumulation units outstanding              1,111             --          4,117         23,945         10,265
     Unit value of accumulation units       $    27.96     $       --     $    17.18     $    10.58     $    13.27


                                                                  MFS
                                                        Massachusetts            MFS
                                               Marsico      Investors        Mid-Cap      MFS Total
                                                Growth          Trust         Growth         Return
                                             Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                            ----------     ----------     ----------     ----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $        0     $        0     $        0     $        0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                          0              0              0              0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                          0              0              0              0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                    502,317      1,232,378      1,561,584      2,278,458
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                          0              0              0              0
     Investments in WM Variable Trust
         (Class 2), at net asset value               0              0              0              0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                          0              0              0              0

     Receivable from First SunAmerica
         Life Insurance Company                      0              0              0              0
                                            ----------     ----------     ----------     ----------

Total Assets:                               $  502,317     $1,232,378     $1,561,584     $2,278,458

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                           0              0              0              0
                                            ----------     ----------     ----------     ----------

Net Assets                                  $  502,317     $1,232,378     $1,561,584     $2,278,458
                                            ==========     ==========     ==========     ==========

     Accumulation units                        502,317      1,232,378      1,561,584      2,278,458

     Contracts in payout
         (annuitization) period                      0              0              0              0
                                            ----------     ----------     ----------     ----------

          Total net assets                  $  502,317     $1,232,378     $1,561,584     $2,278,458
                                            ==========     ==========     ==========     ==========

Accumulation units outstanding                  48,359         62,425        148,387         91,432
                                            ==========     ==========     ==========     ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $  502,317     $1,118,711     $1,382,940     $2,067,362
     Accumulation units outstanding             48,359         56,644        131,361         82,920
     Unit value of accumulation units       $    10.39     $    19.75     $    10.53     $    24.93
Contracts With Total Expenses of 1.55%:
     Net Assets                             $       --     $       --     $    6,440     $       --
     Accumulation units outstanding                 --             --            610             --
     Unit value of accumulation units       $       --     $       --     $    10.56     $       --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $       --     $       --     $   39,866     $       --
     Accumulation units outstanding                 --             --          3,787             --
     Unit value of accumulation units       $       --     $       --     $    10.53     $       --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $       --     $  113,667     $  132,338     $  211,096
     Accumulation units outstanding                 --          5,781         12,629          8,512
     Unit value of accumulation units       $       --     $    19.66     $    10.48     $    24.80


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                Putnam
                                               Growth:           Real    Small & Mid     SunAmerica
                                               Voyager         Estate      Cap Value       Balanced     Technology
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                            ----------     ----------     ----------     ----------     ----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $        0     $        0     $        0     $        0     $        0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                          0              0              0              0              0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                          0              0              0              0              0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                    186,180        613,632      2,054,680        285,657        205,850
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                          0              0              0              0              0
     Investments in WM Variable Trust
         (Class 2), at net asset value               0              0              0              0              0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                          0              0              0              0              0

     Receivable from First SunAmerica
         Life Insurance Company                      0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

Total Assets:                               $  186,180     $  613,632     $2,054,680     $  285,657     $  205,850

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                           0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

Net Assets                                  $  186,180     $  613,632     $2,054,680     $  285,657     $  205,850
                                            ==========     ==========     ==========     ==========     ==========

     Accumulation units                        186,180        613,632      2,054,680        285,657        205,850

     Contracts in payout
         (annuitization) period                      0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

          Total net assets                  $  186,180     $  613,632     $2,054,680     $  285,657     $  205,850
                                            ==========     ==========     ==========     ==========     ==========

Accumulation units outstanding                  10,772         28,942        130,336         19,272         84,487
                                            ==========     ==========     ==========     ==========     ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $  119,200     $  519,671     $1,908,253     $  211,866     $  178,206
     Accumulation units outstanding              6,879         24,490        121,004         14,273         73,154
     Unit value of accumulation units       $    17.33     $    21.22     $    15.77     $    14.84     $     2.44
Contracts With Total Expenses of 1.55%:
     Net Assets                             $       --     $       --     $       --     $       --     $   27,505
     Accumulation units outstanding                 --             --             --             --         11,275
     Unit value of accumulation units       $       --     $       --     $       --     $       --     $     2.44
Contracts With Total Expenses of 1.70%:
     Net Assets                             $       --     $       --     $       --     $       --     $      139
     Accumulation units outstanding                 --             --             --             --             58
     Unit value of accumulation units       $       --     $       --     $       --     $       --     $     2.39
Contracts With Total Expenses of 1.72%:
     Net Assets                             $   66,980     $   93,961     $  146,427     $   73,791     $       --
     Accumulation units outstanding              3,893          4,452          9,332          4,999             --
     Unit value of accumulation units       $    17.21     $    21.11     $    15.69     $    14.76     $       --

                                               Telecom      Worldwide                      Emerging
                                               Utility    High Income       Comstock         Growth
                                             Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)      (Class 3)     (Class II)     (Class II)
                                            ----------     ----------     ----------     ----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $        0     $        0     $        0     $        0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                          0              0              0              0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                          0              0              0              0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                     40,653        228,508              0              0
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                          0              0      1,423,797        238,142
     Investments in WM Variable Trust
         (Class 2), at net asset value               0              0              0              0
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                          0              0              0              0

     Receivable from First SunAmerica
         Life Insurance Company                      0              0              0              0
                                            ----------     ----------     ----------     ----------

Total Assets:                               $   40,653     $  228,508     $1,423,797     $  238,142

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                           0              0              0              0
                                            ----------     ----------     ----------     ----------

Net Assets                                  $   40,653     $  228,508     $1,423,797     $  238,142
                                            ==========     ==========     ==========     ==========

     Accumulation units                         40,653        228,508      1,423,797        238,142

     Contracts in payout
         (annuitization) period                      0              0              0              0
                                            ----------     ----------     ----------     ----------

          Total net assets                  $   40,653     $  228,508     $1,423,797     $  238,142
                                            ==========     ==========     ==========     ==========

Accumulation units outstanding                   3,520         12,255        117,253         25,863
                                            ==========     ==========     ==========     ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $   40,653     $  228,508     $1,248,585     $  238,142
     Accumulation units outstanding              3,520         12,255        102,768         25,863
     Unit value of accumulation units       $    11.55     $    18.65     $    12.15     $     9.21
Contracts With Total Expenses of 1.55%:
     Net Assets                             $       --     $       --     $    6,997     $       --
     Accumulation units outstanding                 --             --            578             --
     Unit value of accumulation units       $       --     $       --     $    12.11     $       --
Contracts With Total Expenses of 1.70%:
     Net Assets                             $       --     $       --     $   46,843     $       --
     Accumulation units outstanding                 --             --          3,897             --
     Unit value of accumulation units       $       --     $       --     $    12.02     $       --
Contracts With Total Expenses of 1.72%:
     Net Assets                             $       --     $       --     $  121,372     $       --
     Accumulation units outstanding                 --             --         10,010             --
     Unit value of accumulation units       $       --     $       --     $    12.13     $       --


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)


                                            Growth and                  Conservative   Conservative
                                                Income       Balanced       Balanced         Growth  Equity Income
                                             Portfolio      Portfolio      Portfolio      Portfolio           Fund
                                            (Class II)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                            ----------     ----------     ----------     ----------     ----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $        0     $        0     $        0     $        0     $        0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                          0              0              0              0              0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                          0              0              0              0              0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                          0              0              0              0              0
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                  4,251,416              0              0              0              0
     Investments in WM Variable Trust
         (Class 2), at net asset value               0      7,381,186        809,327      1,942,961        419,245
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                          0              0              0              0              0

     Receivable from First SunAmerica
         Life Insurance Company                      0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

Total Assets:                               $4,251,416     $7,381,186     $  809,327     $1,942,961     $  419,245

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                           0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

Net Assets                                  $4,251,416     $7,381,186     $  809,327     $1,942,961     $  419,245
                                            ==========     ==========     ==========     ==========     ==========

     Accumulation units                      4,251,416      7,381,186        809,327      1,942,961        419,245

     Contracts in payout
         (annuitization) period                      0              0              0              0              0
                                            ----------     ----------     ----------     ----------     ----------

          Total net assets                  $4,251,416     $7,381,186     $  809,327     $1,942,961     $  419,245
                                            ==========     ==========     ==========     ==========     ==========

Accumulation units outstanding                 342,208        837,835        124,231        212,494         51,257
                                            ==========     ==========     ==========     ==========     ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $3,875,823     $       --     $       --     $       --     $       --
     Accumulation units outstanding            311,851             --             --             --             --
     Unit value of accumulation units       $    12.43     $       --     $       --     $       --     $       --
Contracts With Total Expenses of 1.55%:
     Net Assets                             $       --     $4,914,883     $  472,277     $1,085,342     $  351,053
     Accumulation units outstanding                 --        557,194         72,408        118,530         42,886
     Unit value of accumulation units       $       --     $     8.82     $     6.52     $     9.16     $     8.19
Contracts With Total Expenses of 1.70%:
     Net Assets                             $       --     $2,466,303     $  337,050     $  857,619     $   68,192
     Accumulation units outstanding                 --        280,641         51,823         93,964          8,371
     Unit value of accumulation units       $       --     $     8.79     $     6.50     $     9.13     $     8.15
Contracts With Total Expenses of 1.72%:
     Net Assets                             $  375,593     $       --     $       --     $       --     $       --
     Accumulation units outstanding             30,357             --             --             --             --
     Unit value of accumulation units       $    12.37     $       --     $       --     $       --     $       --


                                              Flexible                        Growth
                                                Income         Growth       & Income         Income
                                             Portfolio           Fund           Fund           Fund
                                             (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                            ----------     ----------     ----------     ----------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $        0     $        0     $        0     $        0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                          0              0              0              0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                          0              0              0              0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                          0              0              0              0
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                          0              0              0              0
     Investments in WM Variable Trust
         (Class 2), at net asset value       1,296,536         63,319         51,882        300,297
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                          0              0              0              0

     Receivable from First SunAmerica
         Life Insurance Company                      0              0              0              0
                                            ----------     ----------     ----------     ----------

Total Assets:                               $1,296,536     $   63,319     $   51,882     $  300,297

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                           0              0              0              0
                                            ----------     ----------     ----------     ----------

Net Assets                                  $1,296,536     $   63,319     $   51,882     $  300,297
                                            ==========     ==========     ==========     ==========

     Accumulation units                      1,296,536         63,319         51,882        300,297

     Contracts in payout
         (annuitization) period                      0              0              0              0
                                            ----------     ----------     ----------     ----------

          Total net assets                  $1,296,536     $   63,319     $   51,882     $  300,297
                                            ==========     ==========     ==========     ==========

Accumulation units outstanding                 170,203          9,723          8,354         43,498
                                            ==========     ==========     ==========     ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $       --     $       --     $       --     $       --
     Accumulation units outstanding                 --             --             --             --
     Unit value of accumulation units       $       --     $       --     $       --     $       --
Contracts With Total Expenses of 1.55%:
     Net Assets                             $1,128,972     $    5,589     $   27,633     $  128,191
     Accumulation units outstanding            148,127            854          4,444         18,527
     Unit value of accumulation units       $     7.62     $     6.54     $     6.22     $     6.92
Contracts With Total Expenses of 1.70%:
     Net Assets                             $  167,564     $   57,730     $   24,249     $  172,106
     Accumulation units outstanding             22,076          8,869          3,910         24,971
     Unit value of accumulation units       $     7.59     $     6.51     $     6.20     $     6.89
Contracts With Total Expenses of 1.72%:
     Net Assets                             $       --     $       --     $       --     $       --
     Accumulation units outstanding                 --             --             --             --
     Unit value of accumulation units       $       --     $       --     $       --     $       --


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                           International          Mid        Money                Short Term
                                                  Growth    Cap Stock       Market         REIT       Income
                                                    Fund         Fund         Fund         Fund         Fund
                                               (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                                --------     --------     --------     --------     --------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                     $      0     $      0     $      0     $      0     $      0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                            0            0            0            0            0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                            0            0            0            0            0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                            0            0            0            0            0
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                            0            0            0            0            0
     Investments in WM Variable Trust
         (Class 2), at net asset value            29,079      160,534       29,529      145,598      152,942
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                            0            0            0            0            0

     Receivable from First SunAmerica
         Life Insurance Company                        0            0            0            0            0
                                                --------     --------     --------     --------     --------

Total Assets:                                   $ 29,079     $160,534     $ 29,529     $145,598     $152,942

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                             0            0            0            0            0
                                                --------     --------     --------     --------     --------

Net Assets                                      $ 29,079     $160,534     $ 29,529     $145,598     $152,942
                                                ========     ========     ========     ========     ========

     Accumulation units                           29,079      160,534       29,529      145,598      152,942

     Contracts in payout
         (annuitization) period                        0            0            0            0            0
                                                --------     --------     --------     --------     --------

          Total net assets                      $ 29,079     $160,534     $ 29,529     $145,598     $152,942
                                                ========     ========     ========     ========     ========

Accumulation units outstanding                     5,190       19,419        5,228        9,622       23,867
                                                ========     ========     ========     ========     ========

Contracts With Total Expenses of 1.52%:
     Net Assets                                 $     --     $     --     $     --     $     --     $     --
     Accumulation units outstanding                   --           --           --           --           --
     Unit value of accumulation units           $     --     $     --     $     --     $     --     $     --
Contracts With Total Expenses of 1.55%:
     Net Assets                                 $ 28,923     $144,681     $ 29,461     $145,449     $145,462
     Accumulation units outstanding                5,162       17,499        5,216        9,612       22,696
     Unit value of accumulation units           $   5.60     $   8.27     $   5.65     $  15.13     $   6.41
Contracts With Total Expenses of 1.70%:
     Net Assets                                 $    156     $ 15,853     $     68     $    149     $  7,480
     Accumulation units outstanding                   28        1,920           12           10        1,171
     Unit value of accumulation units           $   5.56     $   8.26     $   5.62     $  14.94     $   6.39
Contracts With Total Expenses of 1.72%:
     Net Assets                                 $     --     $     --     $     --     $     --     $     --
     Accumulation units outstanding                   --           --           --           --           --
     Unit value of accumulation units           $     --     $     --     $     --     $     --     $     --


                                                                          U.S.
                                                        Strategic   Government   West Coast
                                           Small Cap       Growth   Securities       Equity
                                         Growth Fund    Portfolio         Fund         Fund
                                           (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                            --------     --------     --------     --------
Assets:
     Investments in American Funds
         Insurance Series (Class 2),
         at net asset value                 $      0     $      0     $      0     $      0
     Investments in Anchor Series Trust
         (Class 1 or Class 3),
         at net asset value                        0            0            0            0
     Investments in Lord Abbett Series
         Fund, Inc. (Class VC),
         at net asset value                        0            0            0            0
     Investments in SunAmerica Series
         Trust (Class 1 or Class 3),
         at net asset value                        0            0            0            0
     Investments in Van Kampen Life
         Investment Trust (Class II),
         at net asset value                        0            0            0            0
     Investments in WM Variable Trust
         (Class 2), at net asset value        49,101      327,597       49,734       60,560
     Investments in Nations Separate
         Account Trust (Class B),
         at net asset value                        0            0            0            0

     Receivable from First SunAmerica
         Life Insurance Company                    0            0            0            0
                                            --------     --------     --------     --------

Total Assets:                               $ 49,101     $327,597     $ 49,734     $ 60,560

Liabilities:
     Payable to First SunAmerica Life
         Insurance Company                         0            0            0            0
                                            --------     --------     --------     --------

Net Assets                                  $ 49,101     $327,597     $ 49,734     $ 60,560
                                            ========     ========     ========     ========

     Accumulation units                       49,101      327,597       49,734       60,560

     Contracts in payout
         (annuitization) period                    0            0            0            0
                                            --------     --------     --------     --------

          Total net assets                  $ 49,101     $327,597     $ 49,734     $ 60,560
                                            ========     ========     ========     ========

Accumulation units outstanding                 7,371       33,033        7,831        5,788
                                            ========     ========     ========     ========

Contracts With Total Expenses of 1.52%:
     Net Assets                             $     --     $     --     $     --     $     --
     Accumulation units outstanding               --           --           --           --
     Unit value of accumulation units       $     --     $     --     $     --     $     --
Contracts With Total Expenses of 1.55%:
     Net Assets                             $ 48,930     $252,277     $ 18,772     $ 44,297
     Accumulation units outstanding            7,345       25,413        2,950        4,228
     Unit value of accumulation units       $   6.66     $   9.93     $   6.36     $  10.48
Contracts With Total Expenses of 1.70%:
     Net Assets                             $    171     $ 75,320     $ 30,962     $ 16,263
     Accumulation units outstanding               26        7,620        4,881        1,560
     Unit value of accumulation units       $   6.63     $   9.88     $   6.34     $  10.43
Contracts With Total Expenses of 1.72%:
     Net Assets                             $     --     $     --     $     --     $     --
     Accumulation units outstanding               --           --           --           --
     Unit value of accumulation units       $     --     $     --     $     --     $     --


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (Continued)

                                                                                            Nations
                                                                           Nations          Marsico
                                                                        High Yield          Focused
                                                                              Bond         Equities
                                                                         Portfolio        Portfolio
                                                                         (Class B)        (Class B)
                                                                           -------          -------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                                $     0          $     0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                      0                0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                      0                0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                      0                0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                      0                0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                      0                0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                 29,576           28,206

     Receivable from First SunAmerica Life Insurance Company                     0                0
                                                                           -------          -------

Total Assets:                                                              $29,576          $28,206

Liabilities:
     Payable to First SunAmerica Life Insurance Company                          0                0
                                                                           -------          -------

Net Assets                                                                 $29,576          $28,206
                                                                           =======          =======

     Accumulation units                                                     29,576           28,206

     Contracts in payout (annuitization) period                                  0                0
                                                                           -------          -------

          Total net assets                                                 $29,576          $28,206
                                                                           =======          =======

Accumulation units outstanding                                               2,055            2,732
                                                                           =======          =======

Contracts With Total Expenses of 1.52%:
     Net Assets                                                            $22,222          $27,043
     Accumulation units outstanding                                          1,542            2,619
     Unit value of accumulation units                                      $ 14.41          $ 10.33
Contracts With Total Expenses of 1.55%:
     Net Assets                                                            $    --          $    --
     Accumulation units outstanding                                             --               --
     Unit value of accumulation units                                      $    --          $    --
Contracts With Total Expenses of 1.70%:
     Net Assets                                                            $    --          $    --
     Accumulation units outstanding                                             --               --
     Unit value of accumulation units                                      $    --          $    --
Contracts With Total Expenses of 1.72%:
     Net Assets                                                            $ 7,354          $ 1,163
     Accumulation units outstanding                                            513              113
     Unit value of accumulation units                                      $ 14.34          $ 10.29

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2004

                                                                                     Net Asset Value      Net Asset
Variable Accounts                                                          Shares          Per Share          Value             Cost
-----------------                                                     -----------    ---------------    -----------      -----------
AMERICAN FUNDS INSURANCE SERIES:
     Global Growth Fund (Class 2)                                         123,119      $     17.23      $ 2,121,346      $ 1,894,720
     Growth Fund (Class 2)                                                 59,744            51.10        3,052,929        2,684,392
     Growth-Income Fund (Class 2)                                         163,108            36.64        5,976,262        5,442,695

ANCHOR SERIES TRUST:
     Asset Allocation Portfolio (Class 1)                                 898,084      $     14.72      $13,222,798      $12,740,356
     Capital Appreciation Portfolio (Class 1)                             850,514            33.05       28,107,879       28,472,728
     Government and Quality Bond Portfolio (Class 1)                    1,588,773            14.98       23,800,048       24,059,334
     Growth Portfolio (Class 1)                                           583,832            27.56       16,089,621       16,267,978
     Natural Resources Portfolio (Class 1)                                167,558            31.37        5,257,107        3,421,713
     Asset Allocation Portfolio (Class 3)                                  50,010            14.69          734,449          691,834
     Capital Appreciation Portfolio (Class 3)                             121,470            32.82        3,986,461        3,669,315
     Government and Quality Bond Portfolio (Class 3)                      483,789            14.95        7,233,864        7,344,311
     Growth Portfolio (Class 3)                                           131,468            27.51        3,616,619        3,277,362
     Natural Resources Portfolio (Class 3)                                 12,074            31.29          377,750          325,896

LORD ABBETT SERIES FUND, INC.:
     Growth and Income Portfolio (Class VC)                                63,412      $     27.18      $ 1,723,529      $ 1,524,709

SUNAMERICA SERIES TRUST:
     Aggressive Growth Porfolio (Class 1)                                 929,260      $     10.19      $ 9,468,882      $12,181,929
     Alliance Growth Portfolio (Class 1)                                2,002,846            18.87       37,797,322       52,019,727
     Blue Chip Growth Portfolio (Class 1)                                 293,096             6.41        1,878,279        1,675,126
     Cash Management Portfolio (Class 1)                                1,003,701            10.68       10,718,308       10,834,474
     Corporate Bond Portfolio (Class 1)                                 1,013,534            11.96       12,118,766       11,552,283
     Davis Venture Value Portfolio (Class 1)                            2,081,820            26.12       54,372,456       44,180,328
     "Dogs" of Wall Street Portfolio (Class 1)                            310,015            10.70        3,318,564        2,864,469
     Emerging Markets Portfolio (Class 1)                                 500,832            11.50        5,760,779        4,298,886
     Federated American Leaders Portfolio (Class 1)                       637,575            16.33       10,411,604        9,075,630
     Global Bond Portfolio (Class 1)                                      332,581            11.60        3,858,924        3,683,749
     Global Equities Portfolio (Class 1)                                  484,570            11.54        5,589,665        7,166,213
     Goldman Sachs Research Portfolio (Class 1)                           113,881             7.43          846,671          731,711
     Growth-Income Portfolio (Class 1)                                  1,437,293            23.89       34,336,738       34,419,436
     Growth Opportunities Portfolio (Class 1)                             235,468             5.09        1,198,381        1,175,633
     High-Yield Bond Portfolio (Class 1)                                1,850,385             7.25       13,406,727       12,328,668
     International Diversified Equities Portfolio (Class 1)               895,771             7.84        7,024,917        8,090,266
     International Growth & Income Portfolio (Class 1)                    782,918            11.96        9,365,125        7,815,520
     MFS Massachusetts Investors Trust Portfolio (Class 1)                881,856            11.59       10,218,994       10,632,978
     MFS Mid-Cap Growth Portfolio (Class 1)                               786,011             9.07        7,126,580        8,910,560
     MFS Total Return Portfolio (Class 1)                               1,212,076            17.73       21,492,849       18,286,742
     Putnam Growth: Voyager Portfolio (Class 1)                           668,446            14.63        9,777,261       13,839,189
     Real Estate Portfolio (Class 1)                                      325,616            19.75        6,431,727        4,095,822
     SunAmerica Balanced Portfolio (Class 1)                              907,917            14.00       12,707,363       14,018,078
     Technology Portfolio (Class 1)                                       396,624             2.63        1,041,956          981,597
     Telecom Utility Portfolio (Class 1)                                  270,910             8.75        2,369,337        3,041,605
     Worldwide High Income Portfolio (Class 1)                            558,622             7.67        4,285,555        4,302,826
     Aggressive Growth Portfolio (Class 3)                                 25,232            10.13          255,686          224,960
     Alliance Growth Portfolio (Class 3)                                  162,024            18.83        3,051,320        2,787,110
     Blue Chip Growth Portfolio (Class 3)                                  84,144             6.39          538,030          507,723
     Cash Management Portfolio (Class 3)                                  234,673            10.65        2,499,256        2,501,167
     Corporate Bond Portfolio (Class 3)                                   179,917            11.93        2,145,696        2,139,912
     Davis Venture Value Portfolio (Class 3)                              247,169            26.05        6,438,772        5,802,113
     "Dogs" of Wall Street Portfolio (Class 3)                             27,551            10.68          294,247          253,295
     Emerging Markets Portfolio (Class 3)                                  32,440            11.47          371,993          300,384
     Federated American Leaders Portfolio (Class 3)                        62,795            16.29        1,022,770          919,598
     Foreign Value Portfolio (Class 3)                                    343,251            14.67        5,034,728        4,471,054
     Global Bond Portfolio (Class 3)                                       15,873            11.53          183,008          179,981
     Global Equities Portfolio (Class 3)                                   17,665            11.48          202,738          183,945
     Goldman Sachs Research Portfolio (Class 3)                            10,039             7.38           74,066           62,936
     Growth-Income Portfolio (Class 3)                                     19,690            23.84          469,316          427,412
     Growth Opportunities Portfolio (Class 3)                              20,895             5.05          105,511           97,801
     High-Yield Bond Portfolio (Class 3)                                   75,818             7.23          548,015          517,779
     International Diversified Equities Portfolio (Class 3)               424,487             7.80        3,309,374        2,931,443
     International Growth & Income Portfolio (Class 3)                     82,910            11.98          993,244          843,639
     Marsico Growth Portfolio (Class 3)                                    45,615            11.01          502,317          449,673
     MFS Massachusetts Investors Trust Portfolio (Class 3)                106,494            11.57        1,232,378        1,117,315
     MFS Mid-Cap Growth Portfolio (Class 3)                               173,553             9.00        1,561,584        1,360,626
     MFS Total Return Portfolio (Class 3)                                 128,754            17.70        2,278,458        2,108,606
     Putnam Growth: Voyager Portfolio (Class 3)                            12,773            14.58          186,180          174,715
     Real Estate Portfolio (Class 3)                                       31,175            19.68          613,632          507,615
     Small & Mid Cap Value Portfolio (Class 3)                            130,609            15.73        2,054,680        1,796,801
     SunAmerica Balanced Portfolio (Class 3)                               20,455            13.97          285,657          270,659
     Technology Portfolio (Class 3)                                        78,827             2.61          205,850          196,016
     Telecom Utility Portfolio (Class 3)                                    4,657             8.73           40,653           38,558
     Worldwide High Income Portfolio (Class 3)                             29,924             7.64          228,508          221,615

VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio (Class II)                                        104,003      $     13.69      $ 1,423,797      $ 1,254,461
     Emerging Growth Portfolio (Class II)                                   9,216            25.84          238,142          222,106
     Growth and Income Portfolio (Class II)                               220,395            19.29        4,251,416        3,792,108

WM VARIABLE TRUST:
     Balanced Portfolio (Class 2)                                         461,613      $     15.99      $ 7,381,186      $ 6,664,350
     Conservative Balanced Portfolio  (Class 2)                            68,879            11.75          809,327          769,718
     Conservative Growth Portfolio (Class 2)                              115,652            16.80        1,942,961        1,723,962
     Equity Income Fund (Class 2)                                          25,911            16.18          419,245          370,806
     Flexible Income Portfolio (Class 2)                                   92,478            14.02        1,296,536        1,235,287
     Growth Fund (Class 2)                                                  4,893            12.94           63,319           55,621
     Growth & Income Fund (Class 2)                                         2,866            18.10           51,882           46,819
     Income Fund (Class 2)                                                 27,250            11.01          300,297          289,088
     International Growth Fund (Class 2)                                    2,288            12.71           29,079           24,556
     Mid Cap Stock Fund (Class 2)                                           9,813            16.36          160,534          150,710
     Money Market Fund (Class 2)                                           29,529             1.00           29,529           29,529
     REIT Fund (Class 2)                                                    8,615            16.90          145,598          141,896
     Short Term Income Fund (Class 2)                                      59,743             2.56          152,942          154,577
     Small Cap Growth Fund (Class 2)                                        5,026             9.77           49,101           45,022
     Strategic Growth Portfolio (Class 2)                                  17,833            18.38          327,597          273,011
     U.S. Government Securities Fund (Class 2)                              4,661            10.66           49,734           50,825
     West Coast Equity Fund (Class 2)                                       2,976            20.35           60,560           53,157

NATIONS SEPARATE ACCOUNT TRUST (Class B):
     Nations High Yield Bond Portfolio                                      2,806      $     10.54      $    29,576      $    30,201
     Nations Marsico Focused Equities Portfolio                             1,671            16.89           28,206           25,275

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004

                                                                                                          Government
                                   Global                        Growth          Asset        Capital           and
                                   Growth         Growth         Income     Allocation   Appreciation   Quality Bond         Growth
                                     Fund           Fund           Fund      Portfolio      Portfolio      Portfolio      Portfolio
                                (Class 2)      (Class 2)      (Class 2)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $      3,903   $      4,209   $     44,807   $    362,791   $          0   $  1,246,249   $     87,416
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income         3,903          4,209         44,807        362,791              0      1,246,249         87,416
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                   (13,794)       (20,937)       (45,748)      (182,346)      (386,904)      (367,243)      (215,964)
  Distribution expense
    charge                         (1,498)        (2,259)        (4,976)       (19,964)       (42,361)       (40,210)       (23,646)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                (15,292)       (23,196)       (50,724)      (202,310)      (429,265)      (407,453)      (239,610)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)      (11,389)       (18,987)        (5,917)       160,481       (429,265)       838,796       (152,194)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold       101,219        182,823        115,913      2,166,418      5,604,952     10,145,446      2,360,779
  Cost of shares sold             (96,204)      (167,901)      (110,063)    (2,180,100)    (6,134,383)   (10,135,301)    (2,595,894)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                      5,015         14,922          5,850        (13,682)      (529,431)        10,145       (235,115)
Realized gain distributions             0              0              0              0              0         10,607              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)         5,015         14,922          5,850        (13,682)      (529,431)        20,752       (235,115)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period              42,898        110,712        156,329       (467,870)    (3,308,961)        95,697     (1,944,160)
  End of period                   226,626        368,537        533,567        482,442       (364,849)      (259,286)      (178,357)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                     183,728        257,825        377,238        950,312      2,944,112       (354,983)     1,765,803
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $    177,354   $    253,760   $    377,171   $  1,097,111   $  1,985,416   $    504,565   $  1,378,494
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                            Government
                                  Natural          Asset        Capital            and                       Natural         Growth
                                Resources     Allocation   Appreciation   Quality Bond         Growth      Resources     and Income
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                (Class 1)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class VC)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $     33,504   $     13,053   $          0   $    232,848   $      7,476   $      1,272   $     13,065
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income        33,504         13,053              0        232,848          7,476          1,272         13,065
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                   (61,658)        (5,769)       (26,160)       (55,035)       (25,211)        (2,690)       (13,739)
  Distribution expense
    charge                         (6,751)          (631)        (2,838)        (5,951)        (2,735)          (294)        (1,492)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                (68,409)        (6,400)       (28,998)       (60,986)       (27,946)        (2,984)       (15,231)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                          (34,905)         6,653        (28,998)       171,862        (20,470)        (1,712)        (2,166)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold       954,174         27,582        116,004        172,265        254,915         50,973        117,182
  Cost of shares sold            (680,912)       (26,562)      (115,117)      (172,880)      (239,669)       (44,583)      (106,444)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                    273,262          1,020            887           (615)        15,246          6,390         10,738
Realized gain distributions       150,655              0              0          2,091              0          7,615         13,281
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)       423,917          1,020            887          1,476         15,246         14,005         24,019
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period           1,254,099          6,857         57,503        (14,617)        66,787         12,833         74,035
  End of period                 1,835,394         42,615        317,146       (110,447)       339,257         51,854        198,820
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                     581,295         35,758        259,643        (95,830)       272,470         39,021        124,785
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $    970,307   $     43,431   $    231,532   $     77,508   $    267,246   $     51,314   $    146,638
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                                               Davis
                               Aggressive       Alliance      Blue Chip           Cash      Corporate        Venture      "Dogs" of
                                   Growth         Growth         Growth     Management           Bond          Value    Wall Street
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $          0   $    117,543   $      2,833   $     96,728   $    618,053   $    463,581   $     74,557
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income             0        117,543          2,833         96,728        618,053        463,581         74,557
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                  (120,055)      (528,978)       (24,351)      (166,244)      (174,092)      (738,419)       (44,878)
  Distribution expense
    charge                        (13,145)       (57,918)        (2,666)       (18,202)       (19,062)       (80,848)        (4,914)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses               (133,200)      (586,896)       (27,017)      (184,446)      (193,154)      (819,267)       (49,792)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                         (133,200)      (469,353)       (24,184)       (87,718)       424,899       (355,686)        24,765
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold     1,980,861      8,099,885        201,337     13,338,608      3,724,452      9,520,493        987,338
  Cost of shares sold          (2,963,160)   (12,200,193)      (188,395)   (13,546,392)    (3,554,208)    (8,345,321)      (885,165)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                   (982,299)    (4,100,308)        12,942       (207,784)       170,244      1,175,172        102,173
Realized gain distributions             0              0              0              0              0              0              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)      (982,299)    (4,100,308)        12,942       (207,784)       170,244      1,175,172        102,173
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period          (5,043,123)   (20,912,604)       126,094       (306,402)       529,210      5,035,153        333,703
  End of period                (2,713,047)   (14,222,405)       203,153       (116,166)       566,483     10,192,128        454,095
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                   2,330,076      6,690,199         77,059        190,236         37,273      5,156,975        120,392
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $  1,214,577   $  2,120,538   $     65,817   $   (105,266)  $    632,416   $  5,976,461   $    247,330
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                               Federated                                      Goldman
                                 Emerging       American         Global         Global          Sachs        Growth-         Growth
                                  Markets        Leaders           Bond       Equities       Research         Income  Opportunities
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $     55,081   $    144,315   $          0   $     16,673   $          0   $    235,415   $          0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income        55,081        144,315              0         16,673              0        235,415              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                   (69,664)      (139,841)       (54,974)       (78,752)       (10,228)      (476,486)       (16,291)
  Distribution expense
    charge                         (7,628)       (15,311)        (6,019)        (8,622)        (1,120)       (52,170)        (1,784)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                (77,292)      (155,152)       (60,993)       (87,374)       (11,348)      (528,656)       (18,075)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                          (22,211)       (10,837)       (60,993)       (70,701)       (11,348)      (293,241)       (18,075)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold     1,373,960      2,498,636        729,600      1,738,906         81,077      6,410,183        393,018
  Cost of shares sold          (1,213,508)    (2,322,052)      (706,276)    (2,482,884)       (78,441)    (6,980,626)      (413,508)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                    160,452        176,584         23,324       (743,978)         2,636       (570,443)       (20,490)
Realized gain distributions             0              0         45,957              0              0              0              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)       160,452        176,584         69,281       (743,978)         2,636       (570,443)       (20,490)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period             542,560        724,213         90,477     (2,899,192)        26,756     (4,080,979)       (44,641)
  End of period                 1,461,893      1,335,974        175,175     (1,576,548)       114,960        (82,698)        22,748
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                     919,333        611,761         84,698      1,322,644         88,204      3,998,281         67,389
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $  1,057,574   $    777,508   $     92,986   $    507,965   $     79,492   $  3,134,597   $     28,824
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                   MFS
                                           International  International  Massachusetts            MFS                        Putnam
                               High-Yield    Diversified         Growth      Investors        Mid-Cap            MFS        Growth:
                                     Bond       Equities       & Income          Trust         Growth   Total Return        Voyager
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     ( Class 1)      (Class 1)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $  1,106,345   $    132,341   $    105,820   $     79,248   $          0   $     39,240   $     12,784
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income     1,106,345        132,341        105,820         79,248              0         39,240         12,784
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                  (175,293)       (93,802)      (111,083)      (133,247)       (93,809)      (284,042)      (137,596)
  Distribution expense
    charge                        (19,193)       (10,270)       (12,162)       (14,589)       (10,272)       (31,100)       (15,066)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses               (194,486)      (104,072)      (123,245)      (147,836)      (104,081)      (315,142)      (152,662)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                          911,859         28,269        (17,425)       (68,588)      (104,081)      (275,902)      (139,878)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold     7,713,183      2,121,006      1,714,707      1,458,276      1,824,851      2,732,458      1,543,388
  Cost of shares sold          (7,365,128)    (2,736,774)    (1,614,343)    (1,680,630)    (2,588,547)    (2,492,454)    (2,288,935)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                    348,055       (615,768)       100,364       (222,354)      (763,696)       240,004       (745,547)
Realized gain distributions             0              0              0              0              0              0              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)       348,055       (615,768)       100,364       (222,354)      (763,696)       240,004       (745,547)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period             515,294     (2,529,006)       133,056     (1,637,228)    (3,417,242)     1,257,273     (5,253,973)
  End of period                 1,078,059     (1,065,349)     1,549,605       (413,984)    (1,783,980)     3,206,107     (4,061,928)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                     562,765      1,463,657      1,416,549      1,223,244      1,633,262      1,948,834      1,192,045
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $  1,822,679   $    876,158   $  1,499,488   $    932,302   $    765,485   $  1,912,936   $    306,620
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                     Real     SunAmerica                       Telecom      Worldwide     Aggressive       Alliance
                                   Estate       Balanced     Technology        Utility    High Income         Growth         Growth
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 3)      (Class 3)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $    139,566   $    191,334   $          0   $    102,722   $    258,099   $          0   $      2,171
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income       139,566        191,334              0        102,722        258,099              0          2,171
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                   (73,553)      (175,965)       (13,884)       (31,016)       (59,036)        (1,761)       (22,553)
  Distribution expense
    charge                         (8,053)       (19,267)        (1,520)        (3,396)        (6,464)          (189)        (2,448)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                (81,606)      (195,232)       (15,404)       (34,412)       (65,500)        (1,950)       (25,001)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                           57,960         (3,898)       (15,404)        68,310        192,599         (1,950)       (22,830)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold     1,610,387      2,243,053        416,954        508,416      1,680,561          4,038        291,921
  Cost of shares sold          (1,212,923)    (2,579,594)      (429,071)      (728,613)    (1,756,460)        (3,963)      (283,973)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                    397,464       (336,541)       (12,117)      (220,197)       (75,899)            75          7,948
Realized gain distributions             0              0              0              0              0              0              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)       397,464       (336,541)       (12,117)      (220,197)       (75,899)            75          7,948
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period           1,298,716     (2,287,877)       110,281     (1,132,402)      (178,784)         1,773         72,847
  End of period                 2,335,905     (1,310,715)        60,359       (672,268)       (17,271)        30,726        264,210
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                   1,037,189        977,162        (49,922)       460,134        161,513         28,953        191,363
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $  1,492,613   $    636,723   $    (77,443)  $    308,247   $    278,213   $     27,078   $    176,481
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                                                          Federated
                                Blue Chip           Cash      Corporate          Davis      "Dogs" of       Emerging       American
                                   Growth     Management           Bond  Venture Value    Wall Street        Markets        Leaders
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $          0   $     10,384   $     72,965   $     29,739   $      6,476   $      2,752   $      9,147
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income             0         10,384         72,965         29,739          6,476          2,752          9,147
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                    (5,309)       (20,233)       (14,387)       (44,425)        (3,580)        (3,047)        (8,013)
  Distribution expense
    charge                           (576)        (2,188)        (1,566)        (4,807)          (392)          (330)          (873)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                 (5,885)       (22,421)       (15,953)       (49,232)        (3,972)        (3,377)        (8,886)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                           (5,885)       (12,037)        57,012        (19,493)         2,504           (625)           261
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold       110,630      1,456,390         89,241        326,376         54,291         44,222         53,790
  Cost of shares sold            (110,816)    (1,457,064)       (87,855)      (303,607)       (49,782)       (39,615)       (50,167)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                       (186)          (674)         1,386         22,769          4,509          4,607          3,623
Realized gain distributions             0              0              0              0              0              0              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)          (186)          (674)         1,386         22,769          4,509          4,607          3,623
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period              11,687         (2,289)           784        151,890         28,295         14,248         41,419
  End of period                    30,307         (1,911)         5,784        636,659         40,952         71,609        103,172
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                      18,620            378          5,000        484,769         12,657         57,361         61,753
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $     12,549   $    (12,333)  $     63,398   $    488,045   $     19,670   $     61,343   $     65,637
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                               Goldman
                                  Foreign         Global         Global          Sachs        Growth-         Growth     High-Yield
                                    Value           Bond       Equities       Research         Income  Opportunities           Bond
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $     39,944   $          0   $        123   $          0   $      1,416   $          0   $     40,336
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income        39,944              0            123              0          1,416              0         40,336
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                   (32,361)        (2,185)        (1,029)          (893)        (2,934)        (1,213)        (5,074)
  Distribution expense
    charge                         (3,506)          (239)          (110)           (98)          (319)          (133)          (550)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                (35,867)        (2,424)        (1,139)          (991)        (3,253)        (1,346)        (5,624)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                            4,077         (2,424)        (1,016)          (991)        (1,837)        (1,346)        34,712
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold       227,604        201,676         10,137          9,616          9,998         37,034         69,310
  Cost of shares sold            (212,198)      (198,833)        (9,724)        (9,117)        (9,833)       (35,986)       (66,503)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                     15,406          2,843            413            499            165          1,048          2,807
Realized gain distributions        84,242          2,339              0              0              0              0              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)        99,648          5,182            413            499            165          1,048          2,807
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period              88,960            246            904          3,584          4,546          4,061          4,269
  End of period                   563,674          3,027         18,793         11,130         41,904          7,710         30,236
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                     474,714          2,781         17,889          7,546         37,358          3,649         25,967
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $    578,439   $      5,539   $     17,286   $      7,054   $     35,686   $      3,351   $     63,486
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                   MFS
                            International  International                 Massachusetts            MFS                        Putnam
                              Diversified         Growth        Marsico      Investors        Mid-Cap      MFS Total        Growth:
                                 Equities       & Income         Growth          Trust         Growth         Return        Voyager
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                     $  40,330   $      8,122   $          0   $      5,216   $          0   $      2,639   $          0
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income        40,330          8,122              0          5,216              0          2,639              0
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                   (21,949)        (7,607)        (2,526)        (8,594)       (13,528)       (16,241)        (1,152)
  Distribution expense charge      (2,381)          (825)          (277)          (932)        (1,465)        (1,770)          (122)
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                (24,330)        (8,432)        (2,803)        (9,526)       (14,993)       (18,011)        (1,274)
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)       16,000           (310)        (2,803)        (4,310)       (14,993)       (15,372)        (1,274)
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold       180,541         65,721         24,071         66,081         90,453        171,193         31,205
  Cost of shares sold           $(172,639)       (59,264)       (23,268)       (63,377)       (84,698)      (163,987)       (29,912)
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities transactions      7,902          6,457            803          2,704          5,755          7,206          1,293
Realized gain distributions             0              0              0              0              0              0              0
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)         7,902          6,457            803          2,704          5,755          7,206          1,293
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period              58,926         22,016          3,869         13,692         47,550         17,463            222
  End of period                   377,931        149,605         52,644        115,063        200,958        169,852         11,465
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation  (depreciation)
  of investments                  319,005        127,589         48,775        101,371        153,408        152,389         11,243
                                ---------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations        $ 342,907   $    133,736   $     46,775   $     99,765   $    144,170   $    144,223   $     11,262
                                =========   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                     Real    Small & Mid     SunAmerica                      Telecom       Worldwide
                                   Estate      Cap Value       Balanced     Technology       Utility     High Income       Comstock
                                Portfolio      Portfolio      Portfolio      Portfolio     Portfolio       Portfolio      Portfolio
                                (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class II)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $     11,713   $      5,329   $      2,973   $          0   $        659   $     16,474   $      3,549
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income        11,713          5,329          2,973              0            659         16,474          3,549
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                    (4,724)       (15,380)        (2,380)        (2,040)          (196)        (2,476)       (10,419)
  Distribution expense
    charge                           (511)        (1,670)          (254)          (222)           (21)          (271)        (1,128)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                 (5,235)       (17,050)        (2,634)        (2,262)          (217)        (2,747)       (11,547)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                            6,478        (11,721)           339         (2,262)           442         13,727         (7,998)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold        75,884        111,613         75,107         45,444          4,188         69,219         64,866
  Cost of shares sold             (65,145)      (102,151)       (74,308)       (45,174)        (4,025)       (69,190)       (60,549)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                     10,739          9,462            799            270            163             29          4,317
Realized gain distributions             0         56,801              0              0              0              0              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)        10,739         66,263            799            270            163             29          4,317
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period               6,100         88,338          3,959         10,665            336            100         22,678
  End of period                   106,017        257,879         14,998          9,834          2,095          6,893        169,336
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                      99,917        169,541         11,039           (831)         1,759          6,793        146,658
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $    117,134   $    224,083   $     12,177   $     (2,823)  $      2,364   $     20,549   $    142,977
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                 Emerging     Growth and                  Conservative   Conservative                      Flexible
                                   Growth         Income       Balanced       Balanced         Growth  Equity Income         Income
                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio           Fund      Portfolio
                               (Class II)     (Class II)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $          0   $     10,143   $     93,510   $      8,255   $     16,830   $      3,954   $     31,781
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income             0         10,143         93,510          8,255         16,830          3,954         31,781
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                    (2,531)       (29,870)       (73,321)        (6,777)       (19,703)        (3,427)       (13,808)
  Distribution expense
    charge                           (277)        (3,238)        (7,608)          (703)        (2,049)          (358)        (1,475)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                 (2,808)       (33,108)       (80,929)        (7,480)       (21,752)        (3,785)       (15,283)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                           (2,808)       (22,965)        12,581            775         (4,922)           169         16,498
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold        18,278        210,614        308,484         56,454        322,950         30,532         50,743
  Cost of shares sold             (18,384)      (200,648)      (295,367)       (55,628)      (296,096)       (28,429)       (48,837)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                       (106)         9,966         13,117            826         26,854          2,103          1,906
Realized gain distributions             0              0              0              0              0              0              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)          (106)         9,966         13,117            826         26,854          2,103          1,906
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period               3,040         72,574        237,963          5,207         98,549         10,476         31,971
  End of period                    16,036        459,308        716,836         39,609        218,999         48,439         61,249
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                      12,996        386,734        478,873         34,402        120,450         37,963         29,278
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $     10,082   $    373,735   $    504,571   $     36,003   $    142,382   $     40,235   $     47,682
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                  Growth                 International            Mid          Money
                                   Growth       & Income         Income         Growth      Cap Stock         Market           REIT
                                     Fund           Fund           Fund           Fund           Fund           Fund           Fund
                                (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $          0   $        272   $     11,069   $        285   $         68   $        172   $        117
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income             0            272         11,069            285             68            172            117
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                      (909)          (532)        (3,578)          (354)          (620)          (415)          (141)
  Distribution expense
    charge                            (89)           (56)          (364)           (38)           (66)           (45)           (15)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                   (998)          (588)        (3,942)          (392)          (686)          (460)          (156)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                             (998)          (316)         7,127           (107)          (618)          (288)           (39)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold           993          6,696         10,978            374          2,320        124,010            160
  Cost of shares sold                (984)        (6,313)       (10,736)          (375)        (2,123)      (124,010)          (151)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                          9            383            242             (1)           197              0              9
Realized gain distributions             0              0              0              0            562              0             53
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)             9            383            242             (1)           759              0             62
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period               3,024          1,561          6,691          1,486          2,379              0             22
  End of period                     7,698          5,063         11,209          4,523          9,824              0          3,702
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                       4,674          3,502          4,518          3,037          7,445              0          3,680
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $      3,685   $      3,569   $     11,887   $      2,929   $      7,586   $       (288)  $      3,703
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2004
                                  (Continued)

                                                                                                                            Nations
                                                                                  U.S.                       Nations        Marsico
                               Short Term          Small      Strategic     Government     West Coast     High Yield        Focused
                                   Income     Cap Growth         Growth     Securities         Equity           Bond       Equities
                                     Fund           Fund      Portfolio           Fund           Fund      Portfolio      Portfolio
                                (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class B)      (Class B)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
Investment income:
  Dividends                  $      3,470   $          0   $      1,916   $      1,785   $         57   $      1,894   $          0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------
    Total investment income         3,470              0          1,916          1,785             57          1,894              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Expenses:
  Mortality and expense
    risk charge                    (1,319)          (611)        (4,628)          (944)          (619)          (165)          (214)
  Distribution expense
    charge                           (140)           (65)          (485)           (94)           (65)           (18)           (23)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

    Total expenses                 (1,459)          (676)        (5,113)        (1,038)          (684)          (183)          (237)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net investment income
  (loss)                            2,011           (676)        (3,197)           747           (627)         1,711           (237)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions:

  Proceeds from shares sold         1,680            622        560,659        105,942            658          2,550          6,037
  Cost of shares sold              (1,692)          (644)      (544,697)      (108,095)          (632)        (2,583)        (5,820)
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)
  from securities
  transactions                        (12)           (22)        15,962         (2,153)            26            (33)           217
Realized gain distributions             0              0              0              0              0            944              0
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net realized gains (losses)           (12)           (22)        15,962         (2,153)            26            911            217
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Net unrealized appreciation
  (depreciation) of
  investments:

  Beginning of period                 276          2,686         32,684         (4,332)           711              3             17
  End of period                    (1,635)         4,079         54,586         (1,091)         7,403           (625)         2,931
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments                      (1,911)         1,393         21,902          3,241          6,692           (628)         2,914
                             ------------   ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net
  assets from operations     $         88   $        695   $     34,667   $      1,835   $      6,091   $      1,994   $      2,894
                             ============   ============   ============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004

                                                   Global                              Growth             Asset
                                                   Growth            Growth            Income        Allocation
                                                     Fund              Fund              Fund         Portfolio
                                                (Class 2)         (Class 2)         (Class 2)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (11,389)     $    (18,987)     $     (5,917)     $    160,481

     Net realized gains (losses)                    5,015            14,922             5,850           (13,682)
     Change in net unrealized
       appreciation (depreciation)
       of investments                             183,728           257,825           377,238           950,312
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from operations                 177,354           253,760           377,171         1,097,111
                                             ------------      ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold               1,233,748         1,578,685         3,347,135           436,633
     Cost of units redeemed                       (42,652)          (30,481)          (52,078)       (1,781,234)
     Annuity benefit payments                           0                 0                 0           (13,635)
     Net transfers                                451,718           522,834         1,248,338           184,809
     Contract maintenance charge                      (66)              (60)             (171)           (4,350)
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from capital
           transactions                         1,642,748         2,070,978         4,543,224        (1,177,777)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets               1,820,102         2,324,738         4,920,395           (80,666)
Net assets at beginning of period                 301,244           728,191         1,055,867        13,303,464
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $  2,121,346      $  3,052,929      $  5,976,262      $ 13,222,798
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    73,102            72,923           193,065            20,601
     Units redeemed                                (2,333)           (1,489)           (3,162)          (84,794)
     Units transferred                             29,713            36,525            85,856             8,918
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding          100,482           107,959           275,759           (55,275)
Beginning units                                    20,647            49,364            74,372           647,540
                                             ------------      ------------      ------------      ------------
Ending units                                      121,129           157,323           350,131           592,265
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                     9,001            32,541            37,005                 0
     Units redeemed                                  (472)             (496)             (407)                0
     Units transferred                                447            (1,672)              651                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding            8,976            30,373            37,249                 0
Beginning units                                         0               284                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                        8,976            30,657            37,249                 0
                                             ============      ============      ============      ============


                                                                 Government
                                                  Capital               and                             Natural
                                             Appreciation      Quality Bond            Growth         Resources
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (429,265)     $    838,796      $   (152,194)     $    (34,905)

     Net realized gains (losses)                 (529,431)           20,752          (235,115)          423,917
     Change in net unrealized
       appreciation (depreciation)
       of investments                           2,944,112          (354,983)        1,765,803           581,295
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from operations               1,985,416           504,565         1,378,494           970,307
                                             ------------      ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold                  82,879           138,044            61,404             8,805
     Cost of units redeemed                    (3,524,487)       (3,521,272)       (1,752,536)         (436,642)
     Annuity benefit payments                      (7,801)          (11,571)           (3,735)                0
     Net transfers                               (405,788)       (4,241,018)          511,099           627,506
     Contract maintenance charge                   (9,441)           (6,169)           (5,323)           (1,445)
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from capital
           transactions                        (3,864,638)       (7,641,986)       (1,189,091)          198,224
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets              (1,879,222)       (7,137,421)          189,403         1,168,531
Net assets at beginning of period              29,987,101        30,937,469        15,900,218         4,088,986
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 28,107,879      $ 23,800,048      $ 16,089,621      $  5,257,517
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                     2,452             8,201             2,236               360
     Units redeemed                              (103,803)         (210,180)          (64,962)          (18,274)
     Units transferred                            (12,693)         (252,233)           19,134            25,978
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding         (114,044)         (454,212)          (43,592)            8,064
Beginning units                                   892,518         1,856,493           595,677           183,781
                                             ------------      ------------      ------------      ------------
Ending units                                      778,474         1,402,281           552,085           191,845
                                             ============      ============      ============      ============

Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                                                   Government
                                                    Asset           Capital               and
                                               Allocation      Appreciation      Quality Bond
                                                Portfolio         Portfolio         Portfolio
                                                (Class 3)         (Class 3)         (Class 3)
                                             ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $      6,653      $    (28,998)     $    171,862

     Net realized gains (losses)                    1,020               887             1,476
     Change in net unrealized
       appreciation (depreciation)
       of investments                              35,758           259,643           (95,830)
                                             ------------      ------------      ------------
         Increase (decrease) in net
           assets from operations                  43,431           231,532            77,508
                                             ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold                 370,248         2,250,297         4,070,110
     Cost of units redeemed                           (20)          (51,153)         (134,178)
     Annuity benefit payments                           0                 0                 0
     Net transfers                                126,731           773,903         1,648,278
     Contract maintenance charge                     (108)             (209)             (407)
                                             ------------      ------------      ------------
         Increase (decrease) in net
           assets from capital
           transactions                           496,851         2,972,838         5,583,803
                                             ------------      ------------      ------------

Increase (decrease) in net assets                 540,282         3,204,370         5,661,311
Net assets at beginning of period                 194,167           782,091         1,572,553
                                             ------------      ------------      ------------
Net assets at end of period                  $    734,449      $  3,986,461      $  7,233,864
                                             ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    14,410            59,863           194,155
     Units redeemed                                    (6)           (1,464)           (7,898)
     Units transferred                              6,056            20,137            94,553
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding           20,460            78,536           280,810
Beginning units                                     9,508            23,014            94,786
                                             ------------      ------------      ------------
Ending units                                       29,968           101,550           375,596
                                             ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0
     Units redeemed                                     0                 0                 0
     Units transferred                                  0               695                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0               695                 0
Beginning units                                         0               181                 0
                                             ------------      ------------      ------------
Ending units                                            0               876                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0
     Units redeemed                                     0                 0                 0
     Units transferred                                  0               578                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0               578                 0
Beginning units                                         0                 4                 0
                                             ------------      ------------      ------------
Ending units                                            0               582                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                     3,224             6,651            49,577
     Units redeemed                                     0               (61)             (157)
     Units transferred                                  0             1,193             4,415
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding            3,224             7,783            53,835
Beginning units                                         0               124                 0
                                             ------------      ------------      ------------
Ending units                                        3,224             7,907            53,835
                                             ============      ============      ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                    Natural            Growth        Aggressive
                                                   Growth         Resources        and Income            Growth
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 3)         (Class 3)        (Class VC)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (20,470)     $     (1,712)     $     (2,166)     $   (133,200)

     Net realized gains (losses)                   15,246            14,005            24,019          (982,299)
     Change in net unrealized
       appreciation (depreciation)
          of investments                          272,470            39,021           124,785         2,330,076
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from operations                 267,246            51,314           146,638         1,214,577
                                             ------------      ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold               2,265,632           212,073           632,095            54,593
     Cost of units redeemed                      (104,590)           (1,993)          (63,880)       (1,437,741)
     Annuity benefit payments                           0                 0                 0            (2,967)
     Net transfers                                487,276            57,445           410,874           731,948
     Contract maintenance charge                     (164)              (17)             (101)           (4,190)
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from capital
           transactions                         2,648,154           267,508           978,988          (658,357)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets               2,915,400           318,822         1,125,626           556,220
Net assets at beginning of period                 701,219            58,928           597,903         8,912,662
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $  3,616,619      $    377,750      $  1,723,529      $  9,468,882
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    75,369             8,479            51,291             4,095
     Units redeemed                                (3,896)               (9)           (5,956)         (110,208)
     Units transferred                             16,977             2,742            36,444            52,967
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding           88,450            11,212            81,779           (53,146)
Beginning units                                    26,347             2,659            56,637           695,895
                                             ------------      ------------      ------------      ------------
Ending units                                      114,797            13,871           138,416           642,749
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                     8,523                70             7,426                 0
     Units redeemed                                    (9)              (70)               (3)                0
     Units transferred                              1,497                 0             1,376                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding           10,011                 0             8,799                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                       10,011                 0             8,799                 0
                                             ============      ============      ============      ============

                                                 Alliance         Blue Chip              Cash         Corporate
                                                   Growth            Growth        Management              Bond
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (469,353)     $    (24,184)     $    (87,718)     $    424,899

     Net realized gains (losses)               (4,100,308)           12,942          (207,784)          170,244
     Change in net unrealized
       appreciation (depreciation)
         of investments                         6,690,199            77,059           190,236            37,273
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from operations               2,120,538            65,817          (105,266)          632,416
                                             ------------      ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold                 202,265            48,180           945,671           326,559
     Cost of units redeemed                    (4,931,974)         (145,818)       (4,369,894)       (1,696,097)
     Annuity benefit payments                     (62,012)                0            (3,914)           (4,190)
     Net transfers                             (1,569,541)          168,403         2,934,324        (1,064,010)
     Contract maintenance charge                  (16,230)             (500)           (3,336)           (2,710)
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from capital
           transactions                        (6,377,492)           70,265          (497,149)       (2,440,448)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets              (4,256,954)          136,082          (602,415)       (1,808,032)
Net assets at beginning of period              42,054,276         1,742,197        11,320,723        13,926,798
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 37,797,322      $  1,878,279      $ 10,718,308      $ 12,118,766
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                     7,394             8,367            73,349            19,695
     Units redeemed                              (186,891)          (25,341)         (339,789)         (102,165)
     Units transferred                            (58,174)           28,999           225,668           (65,233)
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding         (237,671)           12,025           (40,772)         (147,703)
Beginning units                                 1,537,359           301,164           875,653           854,203
                                             ------------      ------------      ------------      ------------
Ending units                                    1,299,688           313,189           834,881           706,500
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                    Davis
                                                  Venture         "Dogs" of          Emerging
                                                    Value       Wall Street           Markets
                                                Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (355,686)     $     24,765      $    (22,211)

     Net realized gains (losses)                1,175,172           102,173           160,452
     Change in net unrealized
       appreciation (depreciation)
         of investments                         5,156,975           120,392           919,333
                                             ------------      ------------      ------------
         Increase (decrease) in net
           assets from operations               5,976,461           247,330         1,057,574
                                             ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold                 424,227             4,845            16,036
     Cost of units redeemed                    (7,268,892)         (231,272)         (564,075)
     Annuity benefit payments                    (112,638)           (1,166)           (3,323)
     Net transfers                              1,034,339           179,136           345,071
     Contract maintenance charge                  (18,792)             (993)           (1,465)
                                             ------------      ------------      ------------
         Increase (decrease) in net
           assets from capital
           transactions                        (5,941,756)          (49,450)         (207,756)
                                             ------------      ------------      ------------

Increase (decrease) in net assets                  34,705           197,880           849,818
Net assets at beginning of period              54,337,751         3,120,684         4,910,961
                                             ------------      ------------      ------------
Net assets at end of period                  $ 54,372,456      $  3,318,564      $  5,760,779
                                             ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    14,559               453             1,754
     Units redeemed                              (253,660)          (21,741)          (60,272)
     Units transferred                             36,942            16,806            34,692
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding         (202,159)           (4,482)          (23,826)
Beginning units                                 1,925,718           295,977           546,545
                                             ------------      ------------      ------------
Ending units                                    1,723,559           291,495           522,719
                                             ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0
     Units redeemed                                     0                 0                 0
     Units transferred                                  0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0
     Units redeemed                                     0                 0                 0
     Units transferred                                  0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0
     Units redeemed                                     0                 0                 0
     Units transferred                                  0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                Federated                                               Goldman
                                                 American            Global            Global             Sachs
                                                  Leaders              Bond          Equities          Research
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (10,837)     $    (60,993)     $    (70,701)     $    (11,348)

     Net realized gains (losses)                  176,584            69,281          (743,978)            2,636
     Change in net unrealized
       appreciation (depreciation)
       of investments                             611,761            84,698         1,322,644            88,204
                                             ------------      ------------      ------------      ------------
       Increase (decrease) in net
         assets from operations                   777,508            92,986           507,965            79,492
                                             ------------      ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold                 806,230            63,283            43,119             1,926
     Cost of units redeemed                    (1,411,097)         (364,753)         (953,632)          (26,104)
     Annuity benefit payments                      (8,346)           (3,237)             (629)                0
     Net transfers                                 20,803           (62,441)         (466,863)          136,880
     Contract maintenance charge                   (2,539)             (885)           (2,314)             (203)
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from capital
           transactions                          (594,949)         (368,033)       (1,380,319)          112,499
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets                 182,559          (275,047)         (872,354)          191,991
Net assets at beginning of period              10,224,045         4,133,971         6,461,769           654,480
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 10,406,604      $  3,858,924      $  5,589,415      $    846,471
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    48,278             3,773             2,667               296
     Units redeemed                               (86,116)          (21,869)          (60,200)           (4,031)
     Units transferred                                640            (3,799)          (30,983)           20,674
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding          (37,198)          (21,895)          (88,516)           16,939
Beginning units                                   628,595           247,753           411,886           104,419
                                             ------------      ------------      ------------      ------------
Ending units                                      591,397           225,858           323,370           121,358
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============


                                                                                                  International
                                                  Growth-            Growth        High-Yield       Diversified
                                                   Income     Opportunities              Bond          Equities
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (293,241)     $    (18,075)     $    911,859      $     28,269

     Net realized gains (losses)                 (570,443)          (20,490)          348,055          (615,768)
     Change in net unrealized
       appreciation (depreciation)
       of investments                           3,998,281            67,389           562,765         1,463,657
                                             ------------      ------------      ------------      ------------
       Increase (decrease) in net
         assets from operations                 3,134,597            28,824         1,822,679           876,158
                                             ------------      ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold                 116,789               894           695,475            14,735
     Cost of units redeemed                    (4,243,747)         (257,161)       (2,066,476)         (878,320)
     Annuity benefit payments                     (38,856)                0            (3,213)           (1,951)
     Net transfers                               (836,769)          605,116        (1,538,304)           98,514
     Contract maintenance charge                  (13,167)             (310)           (2,935)           (2,171)
                                             ------------      ------------      ------------      ------------
         Increase (decrease) in net
           assets from capital
           transactions                        (5,015,750)          348,539        (2,915,453)         (769,193)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets              (1,881,153)          377,363        (1,092,774)          106,965
Net assets at beginning of period              36,217,891           821,018        14,499,501         6,917,952
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 34,336,738      $  1,198,381      $ 13,406,727      $  7,024,917
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                     4,377               193            45,339             1,560
     Units redeemed                              (163,846)          (55,875)         (131,935)          (93,635)
     Units transferred                            (32,783)          126,673          (107,252)            6,689
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding         (192,252)           70,991          (193,848)          (85,386)
Beginning units                                 1,403,729           179,378           964,322           742,717
                                             ------------      ------------      ------------      ------------
Ending units                                    1,211,477           250,369           770,474           657,331
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============


                                                                        MFS
                                            International     Massachusetts               MFS
                                                   Growth         Investors           Mid-Cap
                                                 & Income             Trust            Growth
                                                Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (17,425)     $    (68,588)     $   (104,081)

     Net realized gains (losses)                  100,364          (222,354)         (763,696)
     Change in net unrealized
       appreciation (depreciation)
       of investments                           1,416,549         1,223,244         1,633,262
                                             ------------      ------------      ------------
       Increase (decrease) in net
         assets from operations                 1,499,488           932,302           765,485
                                             ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold                 354,578            50,197            71,829
     Cost of units redeemed                    (1,088,115)         (661,058)         (635,662)
     Annuity benefit payments                      (3,736)           (1,017)                0
     Net transfers                              1,569,234           227,390           107,710
     Contract maintenance charge                   (2,462)           (3,248)           (2,839)
                                             ------------      ------------      ------------
       Increase (decrease) in net
         assets from capital
         transactions                           829,499          (387,736)         (458,962)
                                             ------------      ------------      ------------

Increase (decrease) in net assets               2,328,987           544,566           306,523
Net assets at beginning of period               7,036,138         9,674,428         6,820,057
                                             ------------      ------------      ------------
Net assets at end of period                  $  9,365,125      $ 10,218,994      $  7,126,580
                                             ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    29,658             2,711             7,195
     Units redeemed                               (91,874)          (36,849)          (64,741)
     Units transferred                            135,468            11,930             6,906
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding           73,252           (22,208)          (50,640)
Beginning units                                   624,041           536,700           722,591
                                             ------------      ------------      ------------
Ending units                                      697,293           514,492           671,951
                                             ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0
     Units redeemed                                     0                 0                 0
     Units transferred                                  0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0
     Units redeemed                                     0                 0                 0
     Units transferred                                  0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0
     Units redeemed                                     0                 0                 0
     Units transferred                                  0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                     Putnam
                                                      MFS           Growth:              Real        SunAmerica
                                             Total Return           Voyager            Estate          Balanced
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (275,902)     $   (139,878)     $     57,960      $     (3,898)

     Net realized gains (losses)                  240,004          (745,547)          397,464          (336,541)
     Change in net unrealized
       appreciation (depreciation)
       of investments                           1,948,834         1,192,045         1,037,189           977,162
                                             ------------      ------------      ------------      ------------
       Increase (decrease) in net
           assets from operations               1,912,936           306,620         1,492,613           636,723
                                             ------------      ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold                 749,048            31,796            18,161           142,462
     Cost of units redeemed                    (1,963,697)         (889,566)         (587,973)       (1,419,198)
     Annuity benefit payments                      (4,775)             (532)             (591)          (11,370)
     Net transfers                                910,858          (430,694)           25,950           (69,643)
     Contract maintenance charge                   (6,268)           (5,283)           (1,858)           (5,608)
                                             ------------      ------------      ------------      ------------
       Increase (decrease) in net
           assets from capital
           transactions                          (314,834)       (1,294,279)         (546,311)       (1,363,357)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets               1,598,102          (987,659)          946,302          (726,634)
Net assets at beginning of period              19,894,747        10,764,920         5,485,425        13,433,997
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 21,492,849      $  9,777,261      $  6,431,727      $ 12,707,363
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    31,948             1,865               962             9,911
     Units redeemed                               (83,693)          (53,551)          (32,946)         (100,366)
     Units transferred                             39,065           (25,772)           (7,257)           (4,669)
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding          (12,680)          (77,458)          (39,241)          (95,124)
Beginning units                                   868,964           637,107           340,288           944,344
                                             ------------      ------------      ------------      ------------
Ending units                                      856,284           559,649           301,047           849,220
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                                    Telecom         Worldwide        Aggressive
                                               Technology           Utility       High Income            Growth
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 3)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (15,404)     $     68,310      $    192,599      $     (1,950)

     Net realized gains (losses)                  (12,117)         (220,197)          (75,899)               75
     Change in net unrealized
       appreciation (depreciation)
       of investments                             (49,922)          460,134           161,513            28,953
                                             ------------      ------------      ------------      ------------
       Increase (decrease) in net
           assets from operations                 (77,443)          308,247           278,213            27,078
                                             ------------      ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold                   5,738             4,290           350,557           102,875
     Cost of units redeemed                       (59,311)         (243,314)         (855,828)           (2,311)
     Annuity benefit payments                           0                 0              (250)                0
     Net transfers                                 55,086          (112,700)         (209,195)           80,044
     Contract maintenance charge                     (293)             (966)           (1,462)               (8)
                                             ------------      ------------      ------------      ------------
       Increase (decrease) in net
           assets from capital
           transactions                             1,220          (352,690)         (716,178)          180,600
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets                 (76,223)          (44,443)         (437,965)          207,678
Net assets at beginning of period               1,117,979         2,413,780         4,723,520            48,008
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $  1,041,756      $  2,369,337      $  4,285,555      $    255,686
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                     2,793               417            19,894             5,953
     Units redeemed                               (25,768)          (23,665)          (48,380)             (184)
     Units transferred                             10,205           (11,841)          (14,439)            6,103
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding          (12,770)          (35,089)          (42,925)           11,872
Beginning units                                   437,111           238,977           271,450             3,774
                                             ------------      ------------      ------------      ------------
Ending units                                      424,341           203,888           228,525            15,646
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                 0
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0             1,887
     Units redeemed                                     0                 0                 0                 0
     Units transferred                                  0                 0                 0                (1)
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0             1,886
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0             1,886
                                             ============      ============      ============      ============

                                                 Alliance         Blue Chip              Cash
                                                   Growth            Growth        Management
                                                Portfolio         Portfolio         Portfolio
                                                (Class 3)         (Class 3)         (Class 3)
                                             ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (22,830)     $     (5,885)     $    (12,037)

     Net realized gains (losses)                    7,948              (186)             (674)
     Change in net unrealized
       appreciation (depreciation)
       of investments                             191,363            18,620               378
                                             ------------      ------------      ------------
       Increase (decrease) in net
           assets from operations                 176,481            12,549           (12,333)
                                             ------------      ------------      ------------

From capital transactions:
     Net proceeds from units sold               1,998,259           418,759         2,431,413
     Cost of units redeemed                      (275,742)          (12,237)         (106,572)
     Annuity benefit payments                           0                 0                 0
     Net transfers                                358,393           (31,578)         (360,759)
     Contract maintenance charge                     (162)              (69)             (126)
                                             ------------      ------------      ------------
       Increase (decrease) in net
           assets from capital
           transactions                         2,080,748           374,875         1,963,956
                                             ------------      ------------      ------------

Increase (decrease) in net assets               2,257,229           387,424         1,951,623
Net assets at beginning of period                 794,091           150,606           547,633
                                             ------------      ------------      ------------
Net assets at end of period                  $  3,051,320      $    538,030      $  2,499,256
                                             ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    67,092            64,384           155,166
     Units redeemed                               (10,389)           (1,064)           (8,313)
     Units transferred                             11,166            (6,188)          (16,384)
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding           67,869            57,132           130,469
Beginning units                                    28,132            26,106            42,525
                                             ------------      ------------      ------------
Ending units                                       96,001            83,238           172,994
                                             ============      ============      ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0                 0                 0
     Units redeemed                                    (1)                0                 0
     Units transferred                                183                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding              182                 0                 0
Beginning units                                       198                 0                 0
                                             ------------      ------------      ------------
Ending units                                          380                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0
     Units redeemed                                     0                 0                 0
     Units transferred                                 11                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding               11                 0                 0
Beginning units                                       955                 0                 0
                                             ------------      ------------      ------------
Ending units                                          966                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.72%:
     Units sold                                     6,957             8,017            34,921
     Units redeemed                                   (10)           (1,147)              (23)
     Units transferred                              1,834               137           (11,861)
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding            8,781             7,007            23,037
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                        8,781             7,007            23,037
                                             ============      ============      ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)



                                               Corporate            Davis        "Dogs" of         Emerging
                                                    Bond    Venture Value      Wall Street          Markets
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    57,012      $   (19,493)     $     2,504      $      (625)

     Net realized gains (losses)                   1,386           22,769            4,509            4,607
     Change in net unrealized
       appreciation (depreciation)
       of investments                              5,000          484,769           12,657           57,361
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from operations                 63,398          488,045           19,670           61,343
                                             -----------      -----------      -----------      -----------

From capital transactions:
     Net proceeds from units sold              1,157,105        4,194,341           41,432          211,978
     Cost of units redeemed                      (21,078)        (296,824)          (7,696)         (11,626)
     Annuity benefit payments                          0                0                0                0
     Net transfers                               717,035          811,858           14,467           35,778
     Contract maintenance charge                     (66)            (310)             (72)             (21)
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from capital
           transactions                        1,852,996        4,709,065           48,131          236,109
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets              1,916,394        5,197,110           67,801          297,452
Net assets at beginning of period                229,242        1,241,662          226,446           74,541
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $ 2,145,636      $ 6,438,772      $   294,247      $   371,993
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   60,084          119,213            3,750           20,653
     Units redeemed                               (1,259)         (10,255)            (733)          (1,228)
     Units transferred                            42,702           26,243            1,435            3,750
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding         101,527          135,201            4,452           23,175
Beginning units                                   14,174           44,089           21,567            8,343
                                             -----------      -----------      -----------      -----------
Ending units                                     115,701          179,290           26,019           31,518
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0                0                0                0
     Units redeemed                                    0                0                0                0
     Units transferred                                 0                0                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0                0                0                0
     Units redeemed                                    0                0                0                0
     Units transferred                                 0                0                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                    9,766           24,571                0            2,531
     Units redeemed                                  (12)             (37)               0                0
     Units transferred                               958            1,827                0              (12)
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          10,712           26,361                0            2,519
Beginning units                                        0              148                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                      10,712           26,509                0            2,519
                                             ===========      ===========      ===========      ===========

                                               Federated
                                                American          Foreign           Global           Global
                                                 Leaders            Value             Bond         Equities
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $       261      $     4,077      $    (2,424)     $    (1,016)

     Net realized gains (losses)                   3,623           99,648            5,182              413
     Change in net unrealized
       appreciation (depreciation)
       of investments                             61,753          474,714            2,781           17,889
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from operations                 65,637          578,439            5,539           17,286
                                             -----------      -----------      -----------      -----------

From capital transactions:
     Net proceeds from units sold                501,883        3,159,607          164,377           99,767
     Cost of units redeemed                       (9,175)         (88,302)         (95,815)          (5,360)
     Annuity benefit payments                          0                0                0                0
     Net transfers                               169,440          601,766          (44,925)          74,537
     Contract maintenance charge                     (22)            (258)             (17)             (22)
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from capital
           transactions                          662,126        3,672,813           23,620          168,922
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                727,763        4,251,252           29,159          186,208
Net assets at beginning of period                295,007          783,476          153,849           16,530
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $ 1,022,770      $ 5,034,728      $   183,008      $   202,738
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   26,514          207,106            9,373            5,416
     Units redeemed                                 (437)          (6,737)          (5,659)            (327)
     Units transferred                            10,127           46,437           (2,673)           3,887
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          36,204          246,806            1,041            8,976
Beginning units                                   18,228           62,862            9,261              837
                                             -----------      -----------      -----------      -----------
Ending units                                      54,432          309,668           10,302            9,813
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0                0                0                0
     Units redeemed                                    0                0                0                0
     Units transferred                                 0                0                0                3
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0                3
Beginning units                                        0                0                0              173
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0              176
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0                0                0              940
     Units redeemed                                    0                0                0                0
     Units transferred                                 0                0                0                1
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0              941
Beginning units                                        0                0                0               49
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0              990
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                    3,995           32,452              485                0
     Units redeemed                                 (112)             (40)               0               (1)
     Units transferred                               236              531                2              858
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding           4,119           32,943              487              857
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                       4,119           32,943              487              857
                                             ===========      ===========      ===========      ===========

                                                 Goldman
                                                   Sachs          Growth-           Growth
                                                Research           Income    Opportunities
                                               Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)
                                             -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $      (991)     $    (1,837)     $    (1,346)

     Net realized gains (losses)                     499              165            1,048
     Change in net unrealized
       appreciation (depreciation)
       of investments                              7,546           37,358            3,649
                                             -----------      -----------      -----------
         Increase (decrease) in net
           assets from operations                  7,054           35,686            3,351
                                             -----------      -----------      -----------

From capital transactions:
     Net proceeds from units sold                 31,757          152,284           48,740
     Cost of units redeemed                       (6,436)          (1,415)          (9,380)
     Annuity benefit payments                          0                0                0
     Net transfers                                 2,035          187,664            9,055
     Contract maintenance charge                     (11)             (22)             (18)
                                             -----------      -----------      -----------
         Increase (decrease) in net
           assets from capital
           transactions                           27,345          338,511           48,397
                                             -----------      -----------      -----------

Increase (decrease) in net assets                 34,399          374,197           51,748
Net assets at beginning of period                 39,667           95,119           53,763
                                             -----------      -----------      -----------
Net assets at end of period                  $    74,066      $   469,316      $   105,511
                                             ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    4,760            5,616           10,525
     Units redeemed                                 (735)             (55)          (2,043)
     Units transferred                               320            6,319            1,916
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding           4,345           11,880           10,398
Beginning units                                    6,374            3,707           11,799
                                             -----------      -----------      -----------
Ending units                                      10,719           15,587           22,197
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0                0                0
     Units redeemed                                    0                0                0
     Units transferred                                 0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0                0                0
     Units redeemed                                    0                0                0
     Units transferred                                 0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                      270              180                0
     Units redeemed                                 (270)              (2)               0
     Units transferred                                 0              933                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0            1,111                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0            1,111                0
                                             ===========      ===========      ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                            International    International
                                              High-Yield      Diversified           Growth          Marsico
                                                    Bond         Equities         & Income           Growth
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    34,712      $    16,000      $      (310)     $    (2,803)

     Net realized gains (losses)                   2,807            7,902            6,457              803
     Change in net unrealized
       appreciation
         (depreciation) of investments            25,967          319,005          127,589           48,775
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from operations                 63,486          342,907          133,736           46,775
                                             -----------      -----------      -----------      -----------

From capital transactions:
     Net proceeds from units sold                215,051        2,207,342          427,969          365,783
     Cost of units redeemed                      (29,736)         (59,733)         (12,219)          (6,257)
     Annuity benefit payments                          0                0                0                0
     Net transfers                               123,035          257,774          216,913           19,785
     Contract maintenance charge                     (84)            (182)             (29)             (41)
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from capital
           transactions                          308,266        2,405,201          632,634          379,270
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                371,752        2,748,108          766,370          426,045
Net assets at beginning of period                176,263          561,266          226,874           76,272
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $   548,015      $ 3,309,374      $   993,244      $   502,317
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   12,178          207,191           26,861           38,855
     Units redeemed                               (1,856)          (6,256)          (1,025)            (649)
     Units transferred                             5,519           26,141           18,326            2,127
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          15,841          227,076           44,162           40,333
Beginning units                                   11,768           60,439           20,248            8,026
                                             -----------      -----------      -----------      -----------
Ending units                                      27,609          287,515           64,410           48,359
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0                0                0                0
     Units redeemed                                    0                0                0                0
     Units transferred                                 0                0                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0                0                0                0
     Units redeemed                                    0                0                0                0
     Units transferred                                 0                0                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                    1,706           23,021            8,942                0
     Units redeemed                                  (74)             (26)               0                0
     Units transferred                             2,485              950            1,323                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding           4,117           23,945           10,265                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                       4,117           23,945           10,265                0
                                             ===========      ===========      ===========      ===========

                                                     MFS
                                           Massachusetts              MFS                            Putnam
                                               Investors          Mid-Cap        MFS Total          Growth:
                                                   Trust           Growth           Return          Voyager
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (4,310)     $   (14,993)     $   (15,372)     $    (1,274)

     Net realized gains (losses)                   2,704            5,755            7,206            1,293
     Change in net unrealized
       appreciation
         (depreciation) of investments           101,371          153,408          152,389           11,243
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from operations                 99,765          144,170          144,223           11,262
                                             -----------      -----------      -----------      -----------

From capital transactions:
     Net proceeds from units sold                729,865          695,501        1,251,826          163,198
     Cost of units redeemed                      (21,762)         (53,365)          (5,335)            (772)
     Annuity benefit payments                          0                0                0                0
     Net transfers                               185,525          234,174          447,106            6,673
     Contract maintenance charge                     (83)            (137)            (155)             (13)
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from capital
           transactions                          893,545          876,173        1,693,442          169,086
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                993,310        1,020,343        1,837,665          180,348
Net assets at beginning of period                239,068          541,241          440,793            5,832
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $ 1,232,378      $ 1,561,584      $ 2,278,458      $   186,180
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   34,375           58,108           45,298            6,152
     Units redeemed                               (1,192)          (5,308)            (147)             (41)
     Units transferred                            10,157           21,353           18,617              421
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          43,340           74,153           63,768            6,532
Beginning units                                   13,304           57,208           19,152              347
                                             -----------      -----------      -----------      -----------
Ending units                                      56,644          131,361           82,920            6,879
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0                0                0                0
     Units redeemed                                    0             (173)               0                0
     Units transferred                                 0              531                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0              358                0                0
Beginning units                                        0              252                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0              610                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0            1,574                0                0
     Units redeemed                                    0                0                0                0
     Units transferred                                 0            2,048                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0            3,622                0                0
Beginning units                                        0              165                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0            3,787                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                    5,593           12,198            7,755            3,899
     Units redeemed                                   (9)             (12)             (80)              (6)
     Units transferred                               197              443              654                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding           5,781           12,629            8,329            3,893
Beginning units                                        0                0              183                0
                                             -----------      -----------      -----------      -----------
Ending units                                       5,781           12,629            8,512            3,893
                                             ===========      ===========      ===========      ===========

                                                    Real      Small & Mid       SunAmerica
                                                  Estate        Cap Value         Balanced
                                               Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)
                                             -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     6,478      $   (11,721)     $       339

     Net realized gains (losses)                  10,739           66,263              799
     Change in net unrealized
       appreciation
         (depreciation) of investments            99,917          169,541           11,039
                                             -----------      -----------      -----------
         Increase (decrease) in net
           assets from operations                117,134          224,083           12,177
                                             -----------      -----------      -----------

From capital transactions:
     Net proceeds from units sold                301,318        1,198,635          153,782
     Cost of units redeemed                       (4,432)         (44,263)         (19,012)
     Annuity benefit payments                          0                0                0
     Net transfers                               114,099          111,650           20,178
     Contract maintenance charge                     (51)            (166)             (76)
                                             -----------      -----------      -----------
         Increase (decrease) in net
           assets from capital
           transactions                          410,934        1,265,856          154,872
                                             -----------      -----------      -----------

Increase (decrease) in net assets                528,068        1,489,939          167,049
Net assets at beginning of period                 85,564          564,741          118,608
                                             -----------      -----------      -----------
Net assets at end of period                  $   613,632      $ 2,054,680      $   285,657
                                             ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   12,360           74,893            5,369
     Units redeemed                                  (24)          (3,158)            (906)
     Units transferred                             6,823            7,709            1,427
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding          19,159           79,444            5,890
Beginning units                                    5,331           41,560            8,383
                                             -----------      -----------      -----------
Ending units                                      24,490          121,004           14,273
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0                0                0
     Units redeemed                                    0                0                0
     Units transferred                                 0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0                0                0
     Units redeemed                                    0                0                0
     Units transferred                                 0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                    4,578            9,099            5,470
     Units redeemed                                 (196)              (8)            (471)
     Units transferred                                70              241                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding           4,452            9,332            4,999
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                       4,452            9,332            4,999
                                             ===========      ===========      ===========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                  Telecom        Worldwide
                                              Technology          Utility      High Income         Comstock
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)       (Class II)
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (2,262)     $       442      $    13,727      $    (7,998)

     Net realized gains (losses)                     270              163               29            4,317
     Change in net unrealized
       appreciation (depreciation)
       of investments                               (831)           1,759            6,793          146,658
                                             -----------      -----------      -----------      -----------
       Increase (decrease) in net
         assets from operations                   (2,823)           2,364           20,549          142,977
                                             -----------      -----------      -----------      -----------

From capital transactions:
     Net proceeds from units sold                 70,864           17,590          156,570          620,387
     Cost of units redeemed                       (7,844)            (512)          (1,775)         (20,154)
     Annuity benefit payments                          0                0                0                0
     Net transfers                                25,962            6,696           37,993          398,449
     Contract maintenance charge                     (36)              (7)             (13)             (74)
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from capital
           transactions                           88,946           23,767          192,775          998,608
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                 86,123           26,131          213,324        1,141,585
Net assets at beginning of period                119,727           14,522           15,184          282,212
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $   205,850      $    40,653      $   228,508      $ 1,423,797
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   29,650            1,577            9,256           45,674
     Units redeemed                               (3,182)             (50)            (101)          (1,800)
     Units transferred                             8,625              550            2,225           32,891
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          35,093            2,077           11,380           76,765
Beginning units                                   38,061            1,443              875           26,003
                                             -----------      -----------      -----------      -----------
Ending units                                      73,154            3,520           12,255          102,768
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0                0                0                0
     Units redeemed                                   (3)               0                0               (1)
     Units transferred                             2,348                0                0              139
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding           2,345                0                0              138
Beginning units                                    8,930                0                0              440
                                             -----------      -----------      -----------      -----------
Ending units                                      11,275                0                0              578
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0                0                0            1,974
     Units redeemed                                   (1)               0                0                0
     Units transferred                                 1                0                0            1,894
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0            3,868
Beginning units                                       58                0                0               29
                                             -----------      -----------      -----------      -----------
Ending units                                          58                0                0            3,897
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                        0                0                0            8,148
     Units redeemed                                    0                0                0               (3)
     Units transferred                                 0                0                0            1,469
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0            9,614
Beginning units                                        0                0                0              396
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0           10,010
                                             ===========      ===========      ===========      ===========

                                                Emerging       Growth and                      Conservative
                                                  Growth           Income         Balanced         Balanced
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                              (Class II)       (Class II)        (Class 2)        (Class 2)
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (2,808)     $   (22,965)     $    12,581      $       775

     Net realized gains (losses)                    (106)           9,966           13,117              826
     Change in net unrealized
       appreciation (depreciation)
       of investments                             12,996          386,734          478,873           34,402
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from operations                 10,082          373,735          504,571           36,003
                                             -----------      -----------      -----------      -----------

From capital transactions:
     Net proceeds from units sold                 80,840        2,612,907        3,156,874          159,401
     Cost of units redeemed                            0          (71,680)         (77,594)         (29,814)
     Annuity benefit payments                          0                0                0                0
     Net transfers                                65,204          517,219          904,376          488,103
     Contract maintenance charge                      (4)            (202)            (929)             (76)
                                             -----------      -----------      -----------      -----------
         Increase (decrease) in net
           assets from capital
           transactions                          146,040        3,058,244        3,982,727          617,614
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                156,122        3,431,979        4,487,298          653,617
Net assets at beginning of period                 82,020          819,437        2,893,888          155,710
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $   238,142      $ 4,251,416      $ 7,381,186      $   809,327
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    9,093          199,011                0                0
     Units redeemed                                    0           (6,251)               0                0
     Units transferred                             7,402           44,979                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          16,495          237,739                0                0
Beginning units                                    9,368           74,112                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                      25,863          311,851                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0                0          230,296           25,375
     Units redeemed                                    0                0           (8,575)          (4,365)
     Units transferred                                 0                0           71,499           26,490
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0          293,220           47,500
Beginning units                                        0                0          263,974           24,908
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0          557,194           72,408
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0                0          152,902                0
     Units redeemed                                    0                0             (864)            (431)
     Units transferred                                 0                0           37,575           51,804
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0          189,613           51,373
Beginning units                                        0                0           91,028              450
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0          280,641           51,823
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                        0           29,083                0                0
     Units redeemed                                    0              (35)               0                0
     Units transferred                                 0            1,309                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0           30,357                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0           30,357                0                0
                                             ===========      ===========      ===========      ===========

                                            Conservative                          Flexible
                                                  Growth    Equity Income           Income
                                               Portfolio             Fund        Portfolio
                                               (Class 2)        (Class 2)        (Class 2)
                                             -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (4,922)     $       169      $    16,498

     Net realized gains (losses)                  26,854            2,103            1,906
     Change in net unrealized
       appreciation (depreciation)
       of investments                            120,450           37,963           29,278
                                             -----------      -----------      -----------
       Increase (decrease) in net
         assets from operations                  142,382           40,235           47,682
                                             -----------      -----------      -----------

From capital transactions:
     Net proceeds from units sold                679,064           71,319          326,172
     Cost of units redeemed                     (123,154)          (6,824)         (50,899)
     Annuity benefit payments                          0                0                0
     Net transfers                               163,040          159,862          239,400
     Contract maintenance charge                    (216)             (41)            (283)
                                             -----------      -----------      -----------
         Increase (decrease) in net
           assets from capital
           transactions                          718,734          224,316          514,390
                                             -----------      -----------      -----------

Increase (decrease) in net assets                861,116          264,551          562,072
Net assets at beginning of period              1,081,845          154,694          734,464
                                             -----------      -----------      -----------
Net assets at end of period                  $ 1,942,961      $   419,245      $ 1,296,536
                                             ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                        0                0                0
     Units redeemed                                    0                0                0
     Units transferred                                 0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                   16,110            5,364           24,306
     Units redeemed                              (13,878)            (915)          (6,863)
     Units transferred                             8,421           20,171           32,553
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding          10,653           24,620           49,996
Beginning units                                  107,877           18,266           98,131
                                             -----------      -----------      -----------
Ending units                                     118,530           42,886          148,127
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                   62,178            4,492           19,398
     Units redeemed                                 (727)               0                0
     Units transferred                            10,551               23                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding          72,002            4,515           19,398
Beginning units                                   21,962            3,856            2,678
                                             -----------      -----------      -----------
Ending units                                      93,964            8,371           22,076
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                        0                0                0
     Units redeemed                                    0                0                0
     Units transferred                                 0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)


                                                               Growth                 International
                                                Growth       & Income         Income         Growth
                                                  Fund           Fund           Fund           Fund
                                             (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (998)     $    (316)     $   7,127      $    (107)

     Net realized gains (losses)                     9            383            242             (1)
     Change in net unrealized
       appreciation (depreciation)
         of investments                          4,674          3,502          4,518          3,037
                                             ---------      ---------      ---------      ---------
         Increase (decrease) in net
           assets from operations                3,685          3,569         11,887          2,929
                                             ---------      ---------      ---------      ---------

From capital transactions:
     Net proceeds from units sold                    0         21,058        115,604          2,492
     Cost of units redeemed                          0         (6,153)        (7,516)             0
     Annuity benefit payments                        0              0              0              0
     Net transfers                               1,269          8,296         11,557          3,494
     Contract maintenance charge                    (7)           (17)           (30)            (4)
                                             ---------      ---------      ---------      ---------
         Increase (decrease) in net
           assets from capital
           transactions                          1,262         23,184        119,615          5,982
                                             ---------      ---------      ---------      ---------

Increase (decrease) in net assets                4,947         26,753        131,502          8,911
Net assets at beginning of period               58,372         25,129        168,795         20,168
                                             ---------      ---------      ---------      ---------
Net assets at end of period                  $  63,319      $  51,882      $ 300,297      $  29,079
                                             =========      =========      =========      =========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                      0              0              0              0
     Units redeemed                                  0              0              0              0
     Units transferred                               0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.55%:
     Units sold                                      0              0              0            500
     Units redeemed                                 (1)        (1,033)          (646)             0
     Units transferred                             201          1,384          1,672            674
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding           200            351          1,026          1,174
Beginning units                                    654          4,093         17,501          3,988
                                             ---------      ---------      ---------      ---------
Ending units                                       854          4,444         18,527          5,162
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.70%:
     Units sold                                      0          3,647         17,579              0
     Units redeemed                                  0              0           (473)             0
     Units transferred                               3             27             52              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             3          3,674         17,158              0
Beginning units                                  8,866            236          7,813             28
                                             ---------      ---------      ---------      ---------
Ending units                                     8,869          3,910         24,971             28
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.72%:
     Units sold                                      0              0              0              0
     Units redeemed                                  0              0              0              0
     Units transferred                               0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========

                                                   Mid          Money                    Short Term
                                             Cap Stock         Market           REIT         Income
                                                  Fund           Fund           Fund           Fund
                                             (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (618)     $    (288)     $     (39)     $   2,011

     Net realized gains (losses)                   759              0             62            (12)
     Change in net unrealized
       appreciation (depreciation)
         of investments                          7,445              0          3,680         (1,911)
                                             ---------      ---------      ---------      ---------
         Increase (decrease) in net
           assets from operations                7,586           (288)         3,703             88
                                             ---------      ---------      ---------      ---------

From capital transactions:
     Net proceeds from units sold               14,134         20,185              0          7,839
     Cost of units redeemed                     (1,697)             0              0           (352)
     Annuity benefit payments                        0              0              0              0
     Net transfers                             108,811          9,494        141,671        123,895
     Contract maintenance charge                   (22)            (1)            (6)           (43)
                                             ---------      ---------      ---------      ---------
         Increase (decrease) in net
           assets from capital
           transactions                        121,226         29,678        141,665        131,339
                                             ---------      ---------      ---------      ---------

Increase (decrease) in net assets              128,812         29,390        145,368        131,427
Net assets at beginning of period               31,722            139            230         21,515
                                             ---------      ---------      ---------      ---------
Net assets at end of period                  $ 160,534      $  29,529      $ 145,598      $ 152,942
                                             =========      =========      =========      =========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                      0              0              0              0
     Units redeemed                                  0              0              0              0
     Units transferred                               0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.55%:
     Units sold                                      0          3,554              0              0
     Units redeemed                               (222)             0              0             (7)
     Units transferred                          13,421          1,649          9,602         19,361
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding        13,199          5,203          9,602         19,354
Beginning units                                  4,300             13             10          3,342
                                             ---------      ---------      ---------      ---------
Ending units                                    17,499          5,216          9,612         22,696
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.70%:
     Units sold                                  1,901              0              0          1,210
     Units redeemed                                  0              0              0            (55)
     Units transferred                               1              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding         1,902              0              0          1,155
Beginning units                                     18             12             10             16
                                             ---------      ---------      ---------      ---------
Ending units                                     1,920             12             10          1,171
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.72%:
     Units sold                                      0              0              0              0
     Units redeemed                                  0              0              0              0
     Units transferred                               0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========

                                                                                U.S.
                                                 Small      Strategic     Government
                                            Cap Growth         Growth     Securities
                                                  Fund      Portfolio           Fund
                                             (Class 2)      (Class 2)      (Class 2)
                                             ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (676)     $  (3,197)     $     747

     Net realized gains (losses)                   (22)        15,962         (2,153)
     Change in net unrealized
       appreciation (depreciation)
         of investments                          1,393         21,902          3,241
                                             ---------      ---------      ---------
         Increase (decrease) in net
           assets from operations                  695         34,667          1,835
                                             ---------      ---------      ---------

From capital transactions:
     Net proceeds from units sold                2,419         29,837              0
     Cost of units redeemed                          0        (52,952)        (3,000)
     Annuity benefit payments                        0              0              0
     Net transfers                              21,572         84,728        (97,609)
     Contract maintenance charge                    (8)          (147)           (33)
                                             ---------      ---------      ---------
         Increase (decrease) in net
           assets from capital
           transactions                         23,983         61,466       (100,642)
                                             ---------      ---------      ---------

Increase (decrease) in net assets               24,678         96,133        (98,807)
Net assets at beginning of period               24,423        231,464        148,541
                                             ---------      ---------      ---------
Net assets at end of period                  $  49,101      $ 327,597      $  49,734
                                             =========      =========      =========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                      0              0              0
     Units redeemed                                  0              0              0
     Units transferred                               0              0              0
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0
Beginning units                                      0              0              0
                                             ---------      ---------      ---------
Ending units                                         0              0              0
                                             =========      =========      =========
Contracts With Total Expenses of 1.55%:
     Units sold                                    372          3,155              0
     Units redeemed                                 (1)        (5,801)          (483)
     Units transferred                           3,229          5,386            637
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding         3,600          2,740            154
Beginning units                                  3,745         22,673          2,796
                                             ---------      ---------      ---------
Ending units                                     7,345         25,413          2,950
                                             =========      =========      =========
Contracts With Total Expenses of 1.70%:
     Units sold                                      0            150              0
     Units redeemed                                  0             (2)             0
     Units transferred                              (1)         4,299        (16,175)
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding            (1)         4,447        (16,175)
Beginning units                                     27          3,173         21,056
                                             ---------      ---------      ---------
Ending units                                        26          7,620          4,881
                                             =========      =========      =========
Contracts With Total Expenses of 1.72%:
     Units sold                                      0              0              0
     Units redeemed                                  0              0              0
     Units transferred                               0              0              0
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0
Beginning units                                      0              0              0
                                             ---------      ---------      ---------
Ending units                                         0              0              0
                                             =========      =========      =========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004
                                   (Continued)

                                                                          Nations
                                                            Nations       Marsico
                                           West Coast    High Yield       Focused
                                               Equity          Bond      Equities
                                                 Fund     Portfolio     Portfolio
                                            (Class 2)     (Class B)     (Class B)
                                             --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (627)     $  1,711      $   (237)

     Net realized gains (losses)                   26           911           217
     Change in net unrealized
       appreciation (depreciation)
       of investments                           6,692          (628)        2,914
                                             --------      --------      --------
         Increase (decrease) in net
           assets from operations               6,091         1,994         2,894
                                             --------      --------      --------

From capital transactions:
     Net proceeds from units sold              19,002        29,313        14,467
     Cost of units redeemed                         0           (44)       (1,903)
     Annuity benefit payments                       0             0             0
     Net transfers                             22,695        (1,868)       12,565
     Contract maintenance charge                   (5)          (35)          (31)
                                             --------      --------      --------
         Increase (decrease) in net
           assets from capital
           transactions                        41,692        27,366        25,098
                                             --------      --------      --------

Increase (decrease) in net assets              47,783        29,360        27,992
Net assets at beginning of period              12,777           216           214
                                             --------      --------      --------
Net assets at end of period                  $ 60,560      $ 29,576      $ 28,206
                                             ========      ========      ========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                     0         1,682         1,282
     Units redeemed                                 0            (4)           (5)
     Units transferred                              0          (144)        1,331
                                             --------      --------      --------
Increase (decrease) in units outstanding            0         1,534         2,608
Beginning units                                     0             8            11
                                             --------      --------      --------
Ending units                                        0         1,542         2,619
                                             ========      ========      ========
Contracts With Total Expenses of 1.55%:
     Units sold                                   538             0             0
     Units redeemed                                 0             0             0
     Units transferred                          2,353             0             0
                                             --------      --------      --------
Increase (decrease) in units outstanding        2,891             0             0
Beginning units                                 1,337             0             0
                                             --------      --------      --------
Ending units                                    4,228             0             0
                                             ========      ========      ========
Contracts With Total Expenses of 1.70%:
     Units sold                                 1,536             0             0
     Units redeemed                                 0             0             0
     Units transferred                              7             0             0
                                             --------      --------      --------
Increase (decrease) in units outstanding        1,543             0             0
Beginning units                                    17             0             0
                                             --------      --------      --------
Ending units                                    1,560             0             0
                                             ========      ========      ========
Contracts With Total Expenses of 1.72%:
     Units sold                                     0           492           295
     Units redeemed                                 0            (2)         (187)
     Units transferred                              0            15            (6)
                                             --------      --------      --------
Increase (decrease) in units outstanding            0           505           102
Beginning units                                     0             8            11
                                             --------      --------      --------
Ending units                                        0           513           113
                                             ========      ========      ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003


                                                   Global                              Growth             Asset
                                                   Growth            Growth            Income        Allocation
                                                     Fund              Fund              Fund         Portfolio
                                                (Class 2)         (Class 2)         (Class 2)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $     (1,357)     $     (4,565)     $      1,179      $    252,035

      Net realized gains (losses)                   5,611            17,848             3,959          (373,766)
      Change in net unrealized
        appreciation (depreciation)
        of investments                             42,903           110,721           156,336         2,469,124
                                             ------------      ------------      ------------      ------------
          Increase (decrease) in net
            assets from operations                 47,157           124,004           161,474         2,347,393
                                             ------------      ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                230,378           542,221           772,978           136,697
      Cost of units redeemed                      (31,233)          (25,392)          (18,057)       (1,518,256)
      Annuity benefit payments                          0                 0                 0           (11,374)
      Net transfers                                54,848            87,268           139,380           230,864
      Contract maintenance charge                      (1)               (1)               (2)           (4,807)
                                             ------------      ------------      ------------      ------------
          Increase (decrease) in net
            assets from capital
            transactions                          253,992           604,096           894,299        (1,166,876)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets                 301,149           728,100         1,055,773         1,180,517
Net assets at beginning of period                      95                91                94        12,122,947
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $    301,244      $    728,191      $  1,055,867      $ 13,303,464
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   18,523            44,938            64,978             7,517
      Units redeemed                               (2,150)           (1,742)           (1,285)          (84,390)
      Units transferred                             4,265             6,160            10,670             9,199
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding           20,638            49,356            74,363           (67,674)
Beginning units                                         9                 8                 9           715,214
                                             ------------      ------------      ------------      ------------
Ending units                                       20,647            49,364            74,372           647,540
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0               284                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0               284                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0               284                 0                 0
                                             ============      ============      ============      ============

                                                                 Government
                                                  Capital               and                             Natural
                                             Appreciation      Quality Bond            Growth         Resources
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (417,647)     $    874,183      $   (136,366)     $    (26,445)

      Net realized gains (losses)              (2,214,020)          840,561        (1,103,539)           99,595
      Change in net unrealized
        appreciation
          (depreciation) of investments         9,881,543        (1,337,662)        4,810,679         1,246,406
                                             ------------      ------------      ------------      ------------
          Increase (decrease) in net
            assets from operations              7,249,876           377,082         3,570,774         1,319,556
                                             ------------      ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                333,629         2,778,629           223,602            62,048
      Cost of units redeemed                   (3,472,169)       (9,131,274)       (1,499,172)         (406,589)
      Annuity benefit payments                     (3,099)          (11,846)           (2,448)                0
      Net transfers                              (160,619)       (7,895,255)          266,267          (123,282)
      Contract maintenance charge                 (10,781)           (9,001)           (5,839)           (1,203)
                                             ------------      ------------      ------------      ------------
          Increase (decrease) in net
            assets from capital
            transactions                       (3,313,039)      (14,268,747)       (1,017,590)         (469,026)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets               3,936,837       (13,891,665)        2,553,184           850,530
Net assets at beginning of period              26,050,264        44,829,134        13,347,034         3,238,456
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 29,987,101      $ 30,937,469      $ 15,900,218      $  4,088,986
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   12,064           167,951            10,881             4,000
      Units redeemed                             (120,009)         (552,196)          (65,799)          (23,312)
      Units transferred                            (9,450)         (475,545)           10,748            (8,673)
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding         (117,395)         (859,790)          (44,170)          (27,985)
Beginning units                                 1,009,913         2,716,283           639,847           211,766
                                             ------------      ------------      ------------      ------------
Ending units                                      892,518         1,856,493           595,677           183,781
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                                                   Government
                                                    Asset           Capital               and
                                               Allocation      Appreciation      Quality Bond
                                                Portfolio         Portfolio         Portfolio
                                                (Class 3)         (Class 3)         (Class 3)
                                             ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $      1,595     $     (2,778)     $     15,800

      Net realized gains (losses)                       4            2,424             5,490
      Change in net unrealized
        appreciation
          (depreciation) of investments             6,858           57,510           (14,619)
                                             ------------     ------------      ------------
          Increase (decrease) in net
            assets from operations                  8,457           57,156             6,671
                                             ------------     ------------      ------------

From capital transactions:
      Net proceeds from units sold                177,163          448,617           960,032
      Cost of units redeemed                            0          (19,802)          (40,637)
      Annuity benefit payments                          0                0                 0
      Net transfers                                 8,448          296,029           646,394
      Contract maintenance charge                       0               (2)               (9)
                                             ------------     ------------      ------------
          Increase (decrease) in net
            assets from capital
            transactions                          185,611          724,842         1,565,780
                                             ------------     ------------      ------------

Increase (decrease) in net assets                 194,068          781,998         1,572,451
Net assets at beginning of period                      99               93               102
                                             ------------     ------------      ------------
Net assets at end of period                  $    194,167     $    782,091      $  1,572,553
                                             ============     ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                    9,083           14,283            57,708
      Units redeemed                                    0             (595)           (2,452)
      Units transferred                               419            9,322            39,524
                                             ------------     ------------      ------------
Increase (decrease) in units outstanding            9,502           23,010            94,780
Beginning units                                         6                4                 6
                                             ------------     ------------      ------------
Ending units                                        9,508           23,014            94,786
                                             ============     ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0              119                 0
      Units redeemed                                    0                0                 0
      Units transferred                                 0               62                 0
                                             ------------     ------------      ------------
Increase (decrease) in units outstanding                0              181                 0
Beginning units                                         0                0                 0
                                             ------------     ------------      ------------
Ending units                                            0              181                 0
                                             ============     ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                4                 0
      Units redeemed                                    0                0                 0
      Units transferred                                 0                0                 0
                                             ------------     ------------      ------------
Increase (decrease) in units outstanding                0                4                 0
Beginning units                                         0                0                 0
                                             ------------     ------------      ------------
Ending units                                            0                4                 0
                                             ============     ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0               19               380
      Units redeemed                                    0                0                 0
      Units transferred                                 0              105              (380)
                                             ------------     ------------      ------------
Increase (decrease) in units outstanding                0              124                 0
Beginning units                                         0                0                 0
                                             ------------     ------------      ------------
Ending units                                            0              124                 0
                                             ============     ============      ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                    Natural            Growth        Aggressive
                                                   Growth         Resources        and Income            Growth
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 3)         (Class 3)        (Class VC)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $     (2,227)     $       (126)     $       (181)     $   (127,116)

      Net realized gains (losses)                   4,148               415            10,089        (2,003,625)
      Change in net unrealized
        appreciation (depreciation)
        of investments                             66,793            12,829            74,041         4,037,857
                                             ------------      ------------      ------------      ------------
        Increase (decrease) in net
          assets from operations                   68,714            13,118            83,949         1,907,116
                                             ------------      ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                384,325            36,147           407,986           199,146
      Cost of units redeemed                      (37,442)                0           (21,687)         (939,556)
      Annuity benefit payments                          0                 0                 0            (1,411)
      Net transfers                               285,529             9,559           127,561          (377,074)
      Contract maintenance charge                      (2)                0                (1)           (4,820)
                                             ------------      ------------      ------------      ------------
        Increase (decrease) in net
          assets from capital
          transactions                            632,410            45,706           513,859        (1,123,715)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets                 701,124            58,824           597,808           783,401
Net assets at beginning of period                      95               104                95         8,129,261
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $    701,219      $     58,928      $    597,903      $  8,912,662
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   16,270             2,076            45,537            16,931
      Units redeemed                               (1,409)                0            (2,073)          (83,938)
      Units transferred                            11,481               576            13,161           (40,162)
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding           26,342             2,652            56,625          (107,169)
Beginning units                                         5                 7                12           803,064
                                             ------------      ------------      ------------      ------------
Ending units                                       26,347             2,659            56,637           695,895
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                       56                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                               (56)                0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                 Alliance         Blue Chip              Cash         Corporate
                                                   Growth            Growth        Management              Bond
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (508,100)     $    (18,549)     $      5,938      $    596,863

      Net realized gains (losses)              (5,736,475)          (14,026)         (278,751)          154,964
      Change in net unrealized
        appreciation (depreciation)
        of investments                         14,805,047           348,933           106,588           507,447
                                             ------------      ------------      ------------      ------------
        Increase (decrease) in net
          assets from operations                8,560,472           316,358          (166,225)        1,259,274
                                             ------------      ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                385,540           201,700         2,355,284           767,052
      Cost of units redeemed                   (4,216,698)         (149,372)      (14,496,935)       (1,790,175)
      Annuity benefit payments                    (51,950)                0            (3,713)           (1,732)
      Net transfers                            (1,707,390)          454,435        (4,030,255)        2,314,127
      Contract maintenance charge                 (19,311)             (469)           (4,412)           (3,019)
                                             ------------      ------------      ------------      ------------
        Increase (decrease) in net
          assets from capital
          transactions                         (5,609,809)          506,294       (16,180,031)        1,286,253
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets               2,950,663           822,652       (16,346,256)        2,545,527
Net assets at beginning of period              39,103,613           919,545        27,666,979        11,381,271
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 42,054,276      $  1,742,197      $ 11,320,723      $ 13,926,798
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   16,190            41,910           181,065            50,423
      Units redeemed                             (176,227)          (28,433)       (1,117,985)         (114,274)
      Units transferred                           (73,963)           90,465          (307,640)          148,399
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding         (234,000)          103,942        (1,244,560)           84,548
Beginning units                                 1,771,359           197,222         2,120,213           769,655
                                             ------------      ------------      ------------      ------------
Ending units                                    1,537,359           301,164           875,653           854,203
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                    Davis
                                                  Venture         "Dogs" of          Emerging
                                                    Value       Wall Street           Markets
                                                Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (319,180)     $     33,262      $    (65,858)

      Net realized gains (losses)                (983,525)          (87,515)          278,412
      Change in net unrealized
        appreciation (depreciation)
        of investments                         14,611,394           467,108         1,764,373
                                             ------------      ------------      ------------
        Increase (decrease) in net
          assets from operations               13,308,689           412,855         1,976,927
                                             ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                746,987            38,073           150,494
      Cost of units redeemed                   (6,130,700)         (489,654)         (401,907)
      Annuity benefit payments                    (83,866)           (1,014)           (1,011)
      Net transfers                              (522,670)          297,614          (163,503)
      Contract maintenance charge                 (20,234)             (942)           (1,369)
                                             ------------      ------------      ------------
        Increase (decrease) in net
          assets from capital
          transactions                         (6,010,483)         (155,923)         (417,296)
                                             ------------      ------------      ------------

Increase (decrease) in net assets               7,298,206           256,932         1,559,631
Net assets at beginning of period              47,039,545         2,863,752         3,351,330
                                             ------------      ------------      ------------
Net assets at end of period                  $ 54,337,751      $  3,120,684      $  4,910,961
                                             ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   32,788             4,332            19,230
      Units redeemed                             (258,493)          (52,861)          (56,230)
      Units transferred                           (34,281)           23,425            22,569
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding         (259,986)          (25,104)          (14,431)
Beginning units                                 2,185,704           321,081           560,976
                                             ------------      ------------      ------------
Ending units                                    1,925,718           295,977           546,545
                                             ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0
      Units redeemed                                    0                 0                 0
      Units transferred                                 0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0
      Units redeemed                                    0                 0                 0
      Units transferred                                 0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0                 0                 0
      Units redeemed                                    0                 0                 0
      Units transferred                                 0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                Federated                                               Goldman
                                                 American            Global            Global             Sachs
                                                  Leaders              Bond          Equities          Research
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $      5,589      $    (66,987)     $    (76,019)     $     (8,156)

      Net realized gains (losses)                (305,081)           19,824          (904,308)          (21,862)
      Change in net unrealized
        appreciation (depreciation)
        of investments                          2,436,342           139,307         2,343,111           143,652
                                             ------------      ------------      ------------      ------------
        Increase (decrease) in net
            assets from operations              2,136,850            92,144         1,362,784           113,634
                                             ------------      ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                270,384           265,735            68,104             3,293
      Cost of units redeemed                     (944,805)         (609,961)       (1,492,490)          (46,329)
      Annuity benefit payments                     (2,500)           (3,311)             (523)                0
      Net transfers                              (157,846)           42,106           543,939            97,563
      Contract maintenance charge                  (2,748)           (1,163)           (2,714)             (181)
                                             ------------      ------------      ------------      ------------
        Increase (decrease) in net
            assets from capital
            transactions                         (837,515)         (306,594)         (883,684)           54,346
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets               1,299,335          (214,450)          479,100           167,980
Net assets at beginning of period               8,924,710         4,348,421         5,982,669           486,500
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 10,224,045      $  4,133,971      $  6,461,769      $    654,480
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   19,886            16,041             5,236               609
      Units redeemed                              (66,632)          (37,071)         (106,707)           (8,029)
      Units transferred                           (14,114)            2,982            38,114            16,104
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding          (60,860)          (18,048)          (63,357)            8,684
Beginning units                                   689,455           265,801           475,243            95,735
                                             ------------      ------------      ------------      ------------
Ending units                                      628,595           247,753           411,886           104,419
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                                                                  International
                                                  Growth-            Growth        High-Yield       Diversified
                                                   Income     Opportunities              Bond          Equities
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (179,038)     $     (9,919)     $    733,968      $    175,677

      Net realized gains (losses)              (2,126,775)            1,518          (287,210)         (491,875)
      Change in net unrealized
        appreciation (depreciation)
        of investments                          9,513,023           211,258         2,679,090         2,414,532
                                             ------------      ------------      ------------      ------------
        Increase (decrease) in net
            assets from operations              7,207,210           202,857         3,125,848         2,098,334
                                             ------------      ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                222,446             2,387           712,501            97,972
      Cost of units redeemed                   (3,866,378)          (94,170)       (1,625,812)       (1,434,146)
      Annuity benefit payments                    (33,636)                0              (627)           (1,654)
      Net transfers                                63,355           208,574         2,633,208           468,905
      Contract maintenance charge                 (14,865)             (204)           (3,438)           (2,497)
                                             ------------      ------------      ------------      ------------
        Increase (decrease) in net
            assets from capital
            transactions                       (3,629,078)          116,587         1,715,832          (871,420)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets               3,578,132           319,444         4,841,680         1,226,914
Net assets at beginning of period              32,639,759           501,574         9,657,821         5,691,038
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 36,217,891      $    821,018      $ 14,499,501      $  6,917,952
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   10,214               591            52,172            12,786
      Units redeemed                             (170,246)          (21,679)         (120,755)         (186,506)
      Units transferred                            (1,689)           54,775           200,353           124,023
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding         (161,721)           33,687           131,770           (49,697)
Beginning units                                 1,565,450           145,691           832,552           792,414
                                             ------------      ------------      ------------      ------------
Ending units                                    1,403,729           179,378           964,322           742,717
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                                        MFS
                                            International     Massachusetts               MFS
                                                   Growth         Investors           Mid-Cap
                                                 & Income             Trust            Growth
                                                Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (14,594)     $    (60,017)     $    (83,677)

      Net realized gains (losses)                 (60,946)         (539,882)         (779,601)
      Change in net unrealized
        appreciation (depreciation)
        of investments                          2,355,013         2,297,789         2,499,485
                                             ------------      ------------      ------------
        Increase (decrease) in net
            assets from operations              2,279,473         1,697,890         1,636,207
                                             ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                 40,385           110,753            78,484
      Cost of units redeemed                   (1,323,931)       (1,175,590)         (536,624)
      Annuity benefit payments                       (638)             (916)                0
      Net transfers                               175,831           561,314           991,700
      Contract maintenance charge                  (2,449)           (3,553)           (3,081)
                                             ------------      ------------      ------------
        Increase (decrease) in net
            assets from capital
            transactions                       (1,110,802)         (507,992)          530,479
                                             ------------      ------------      ------------

Increase (decrease) in net assets               1,168,671         1,189,898         2,166,686
Net assets at beginning of period               5,867,467         8,484,530         4,653,371
                                             ------------      ------------      ------------
Net assets at end of period                  $  7,036,138      $  9,674,428      $  6,820,057
                                             ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                    4,256             7,372            10,238
      Units redeemed                             (144,338)          (72,138)          (65,564)
      Units transferred                            62,326            33,525           111,513
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding          (77,756)          (31,241)           56,187
Beginning units                                   701,797           567,941           666,404
                                             ------------      ------------      ------------
Ending units                                      624,041           536,700           722,591
                                             ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0
      Units redeemed                                    0                 0                 0
      Units transferred                                 0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0
      Units redeemed                                    0                 0                 0
      Units transferred                                 0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0                 0                 0
      Units redeemed                                    0                 0                 0
      Units transferred                                 0                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                     Putnam
                                                      MFS           Growth:              Real        SunAmerica
                                             Total Return           Voyager            Estate          Balanced
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 1)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    517,296      $   (126,722)     $     62,118      $     95,791

      Net realized gains (losses)                 (35,053)         (962,489)          119,394          (621,641)
      Change in net unrealized
        appreciation (depreciation)
        of investments                          2,121,272         3,107,332         1,176,869         2,137,364
                                             ------------      ------------      ------------      ------------
          Increase (decrease) in net
            assets from operations              2,603,515         2,018,121         1,358,381         1,611,514
                                             ------------      ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                218,218            58,856            24,438           254,176
      Cost of units redeemed                   (2,353,807)         (780,317)         (467,323)       (1,415,735)
      Annuity benefit payments                     (2,556)              (90)             (463)           (7,740)
      Net transfers                             1,469,367          (304,853)          963,600           290,690
      Contract maintenance charge                  (6,411)           (6,107)           (1,716)           (6,334)
                                             ------------      ------------      ------------      ------------
          Increase (decrease) in net
            assets from capital
            transactions                         (675,189)       (1,032,511)          518,536          (884,943)
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets               1,928,326           985,610         1,876,917           726,571
Net assets at beginning of period              17,966,421         9,779,310         3,608,508        12,707,426
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $ 19,894,747      $ 10,764,920      $  5,485,425      $ 13,433,997
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   10,471             4,074             1,877            19,354
      Units redeemed                             (111,833)          (52,449)          (32,968)         (107,461)
      Units transferred                            67,135           (21,592)           67,125            19,261
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding          (34,227)          (69,967)           36,034           (68,846)
Beginning units                                   903,191           707,074           304,254         1,013,190
                                             ------------      ------------      ------------      ------------
Ending units                                      868,964           637,107           340,288           944,344
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                                    Telecom         Worldwide        Aggressive
                                               Technology           Utility       High Income            Growth
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                (Class 1)         (Class 1)         (Class 1)         (Class 3)
                                             ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $     (9,996)     $    106,144      $    297,736      $       (170)

      Net realized gains (losses)                 (44,495)         (406,537)         (167,529)                1
      Change in net unrealized
        appreciation (depreciation)
        of investments                            279,986           658,523           814,752             1,778
                                             ------------      ------------      ------------      ------------
          Increase (decrease) in net
            assets from operations                225,495           358,130           944,959             1,609
                                             ------------      ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                  9,805             6,171           152,322            44,393
      Cost of units redeemed                      (18,339)         (276,556)       (1,024,218)                0
      Annuity benefit payments                          0                 0              (231)                0
      Net transfers                               557,612          (212,524)          318,894             1,911
      Contract maintenance charge                    (228)           (1,130)           (1,804)                0
                                             ------------      ------------      ------------      ------------
          Increase (decrease) in net
            assets from capital
            transactions                          548,850          (484,039)         (555,037)           46,304
                                             ------------      ------------      ------------      ------------

Increase (decrease) in net assets                 774,345          (125,909)          389,922            47,913
Net assets at beginning of period                 343,634         2,539,689         4,333,598                95
                                             ------------      ------------      ------------      ------------
Net assets at end of period                  $  1,117,979      $  2,413,780      $  4,723,520      $     48,008
                                             ============      ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                    4,942               711            10,066             3,607
      Units redeemed                               (8,741)          (30,968)          (64,017)                0
      Units transferred                           241,469           (24,874)           16,492               158
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding          237,670           (55,131)          (37,459)            3,765
Beginning units                                   199,441           294,108           308,909                 9
                                             ------------      ------------      ------------      ------------
Ending units                                      437,111           238,977           271,450             3,774
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                        0                 0                 0                 0
      Units redeemed                                    0                 0                 0                 0
      Units transferred                                 0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0                 0
Beginning units                                         0                 0                 0                 0
                                             ------------      ------------      ------------      ------------
Ending units                                            0                 0                 0                 0
                                             ============      ============      ============      ============

                                                 Alliance         Blue Chip              Cash
                                                   Growth            Growth        Management
                                                Portfolio         Portfolio         Portfolio
                                                (Class 3)         (Class 3)         (Class 3)
                                             ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $     (3,976)     $       (613)     $      2,992

      Net realized gains (losses)                   5,716             1,793            (3,376)
      Change in net unrealized
        appreciation (depreciation)
        of investments                             72,855            11,695            (2,289)
                                             ------------      ------------      ------------
          Increase (decrease) in net
            assets from operations                 74,595            12,875            (2,673)
                                             ------------      ------------      ------------

From capital transactions:
      Net proceeds from units sold                510,312            69,238         1,196,747
      Cost of units redeemed                      (31,816)             (433)          (42,079)
      Annuity benefit payments                          0                 0                 0
      Net transfers                               240,925            68,833          (604,524)
      Contract maintenance charge                     (18)                0                (5)
                                             ------------      ------------      ------------
          Increase (decrease) in net
            assets from capital
            transactions                          719,403           137,638           550,139
                                             ------------      ------------      ------------

Increase (decrease) in net assets                 793,998           150,513           547,466
Net assets at beginning of period                      93                93               167
                                             ------------      ------------      ------------
Net assets at end of period                  $    794,091      $    150,606      $    547,633
                                             ============      ============      ============

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   20,947            13,634            92,385
      Units redeemed                               (1,189)              (83)           (3,188)
      Units transferred                             8,370            12,535           (46,685)
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding           28,128            26,086            42,512
Beginning units                                         4                20                13
                                             ------------      ------------      ------------
Ending units                                       28,132            26,106            42,525
                                             ============      ============      ============
Contracts With Total Expenses of 1.55%:
      Units sold                                      191                 0                 0
      Units redeemed                                    0                 0                 0
      Units transferred                                 7                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding              198                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                          198                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.70%:
      Units sold                                        5                 0                 0
      Units redeemed                                    0                 0                 0
      Units transferred                               950                 0                 0
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding              955                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                          955                 0                 0
                                             ============      ============      ============
Contracts With Total Expenses of 1.72%:
      Units sold                                       30                 0               233
      Units redeemed                                    0                 0                 0
      Units transferred                               (30)                0              (233)
                                             ------------      ------------      ------------
Increase (decrease) in units outstanding                0                 0                 0
Beginning units                                         0                 0                 0
                                             ------------      ------------      ------------
Ending units                                            0                 0                 0
                                             ============      ============      ============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                               Corporate            Davis        "Dogs" of         Emerging
                                                    Bond    Venture Value      Wall Street          Markets
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $     7,077      $    (1,626)     $     1,151      $      (392)

      Net realized gains (losses)                  1,801            8,688               71              168
      Change in net unrealized
        appreciation (depreciation)
        of investments                               782          151,893           28,298           14,252
                                             -----------      -----------      -----------      -----------
          Increase (decrease) in net
            assets from operations                 9,660          158,955           29,520           14,028
                                             -----------      -----------      -----------      -----------

From capital transactions:
      Net proceeds from units sold               144,814          692,325          180,985           32,208
      Cost of units redeemed                     (11,610)         (36,925)            (881)          (1,000)
      Annuity benefit payments                         0                0                0                0
      Net transfers                               86,276          427,213           16,724           29,210
      Contract maintenance charge                     (1)              (3)               0               (1)
                                             -----------      -----------      -----------      -----------
          Increase (decrease) in net
            assets from capital
            transactions                         219,479        1,082,610          196,828           60,417
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                229,139        1,241,565          226,348           74,445
Net assets at beginning of period                    103               97               98               96
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $   229,242      $ 1,241,662      $   226,446      $    74,541
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   9,455           28,686           19,860            4,492
      Units redeemed                                (716)          (1,330)             (84)            (121)
      Units transferred                            5,428           16,728            1,780            3,956
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          14,167           44,084           21,556            8,327
Beginning units                                        7                5               11               16
                                             -----------      -----------      -----------      -----------
Ending units                                      14,174           44,089           21,567            8,343
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
      Units sold                                       0                0                0                0
      Units redeemed                                   0                0                0                0
      Units transferred                                0                0                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
      Units sold                                       0                0                0                0
      Units redeemed                                   0                0                0                0
      Units transferred                                0                0                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
      Units sold                                       0               62                0                0
      Units redeemed                                   0                0                0                0
      Units transferred                                0               86                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0              148                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0              148                0                0
                                             ===========      ===========      ===========      ===========

                                               Federated
                                                American          Foreign           Global           Global
                                                 Leaders            Value             Bond         Equities
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $       772      $    (2,945)     $      (292)     $       (48)

      Net realized gains (losses)                  7,907            9,250                1               (2)
      Change in net unrealized
        appreciation (depreciation)
        of investments                            41,422           88,966              244              909
                                             -----------      -----------      -----------      -----------
          Increase (decrease) in net
            assets from operations                50,101           95,271              (47)             859
                                             -----------      -----------      -----------      -----------

From capital transactions:
      Net proceeds from units sold               181,423          450,197           19,649            6,054
      Cost of units redeemed                     (19,722)         (27,946)               0                0
      Annuity benefit payments                         0                0                0                0
      Net transfers                               83,109          265,862          134,145            9,521
      Contract maintenance charge                     (1)              (3)               0                0
                                             -----------      -----------      -----------      -----------
          Increase (decrease) in net
            assets from capital
            transactions                         244,809          688,110          153,794           15,575
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                294,910          783,381          153,747           16,434
Net assets at beginning of period                     97               95              102               96
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $   295,007      $   783,476      $   153,849      $    16,530
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                  13,557           41,301            1,164              217
      Units redeemed                              (1,226)          (2,286)               0                0
      Units transferred                            5,889           23,837            8,091              612
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          18,220           62,852            9,255              829
Beginning units                                        8               10                6                8
                                             -----------      -----------      -----------      -----------
Ending units                                      18,228           62,862            9,261              837
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
      Units sold                                       0                0                0              170
      Units redeemed                                   0                0                0                0
      Units transferred                                0                0                0                3
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0              173
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0              173
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
      Units sold                                       0                0                0               49
      Units redeemed                                   0                0                0                0
      Units transferred                                0                0                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0               49
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0               49
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
      Units sold                                       0              121                0                0
      Units redeemed                                   0                0                0                0
      Units transferred                                0             (121)               0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0                0
                                             ===========      ===========      ===========      ===========

                                                 Goldman
                                                   Sachs          Growth-           Growth
                                                Research           Income    Opportunities
                                               Portfolio        Portfolio        Portfolio
                                               (Class 3)        (Class 3)        (Class 3)
                                             -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $      (182)     $       (44)     $      (247)

      Net realized gains (losses)                    186            1,055               78
      Change in net unrealized
        appreciation (depreciation)
        of investments                             3,590            4,550            4,070
                                             -----------      -----------      -----------
          Increase (decrease) in net
            assets from operations                 3,594            5,561            3,901
                                             -----------      -----------      -----------

From capital transactions:
      Net proceeds from units sold                27,815           83,912           15,703
      Cost of units redeemed                           0          (21,518)          (1,000)
      Annuity benefit payments                         0                0                0
      Net transfers                                8,164           27,069           35,069
      Contract maintenance charge                      0               (1)              (1)
                                             -----------      -----------      -----------
          Increase (decrease) in net
            assets from capital
            transactions                          35,979           89,462           49,771
                                             -----------      -----------      -----------

Increase (decrease) in net assets                 39,573           95,023           53,672
Net assets at beginning of period                     94               96               91
                                             -----------      -----------      -----------
Net assets at end of period                  $    39,667      $    95,119      $    53,763
                                             ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   4,807            3,460            3,632
      Units redeemed                                   0             (839)            (222)
      Units transferred                            1,548            1,081            8,363
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding           6,355            3,702           11,773
Beginning units                                       19                5               26
                                             -----------      -----------      -----------
Ending units                                       6,374            3,707           11,799
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
      Units sold                                       0                0                0
      Units redeemed                                   0                0                0
      Units transferred                                0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
      Units sold                                       0                0                0
      Units redeemed                                   0                0                0
      Units transferred                                0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
      Units sold                                       0                0                0
      Units redeemed                                   0                0                0
      Units transferred                                0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                        International  International
                                            High-Yield    Diversified         Growth        Marsico
                                                  Bond       Equities       & Income         Growth
                                             Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                             ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   2,157      $   8,838      $     649      $    (244)

      Net realized gains (losses)                   62          1,034          1,808              0
      Change in net unrealized
        appreciation (depreciation)
        of investments                           4,268         58,927         22,019          3,874
                                             ---------      ---------      ---------      ---------
          Increase (decrease) in net
            assets from operations               6,487         68,799         24,476          3,630
                                             ---------      ---------      ---------      ---------

From capital transactions:
      Net proceeds from units sold              78,450        350,873         36,620         63,829
      Cost of units redeemed                    (1,000)        (8,660)        (1,576)             0
      Annuity benefit payments                       0              0              0              0
      Net transfers                             92,226        150,156        167,260          8,718
      Contract maintenance charge                   (1)            (1)            (4)             0
                                             ---------      ---------      ---------      ---------
          Increase (decrease) in net
            assets from capital
            transactions                       169,675        492,368        202,300         72,547
                                             ---------      ---------      ---------      ---------

Increase (decrease) in net assets              176,162        561,167        226,776         76,177
Net assets at beginning of period                  101             99             98             95
                                             ---------      ---------      ---------      ---------
Net assets at end of period                  $ 176,263      $ 561,266      $ 226,874      $  76,272
                                             =========      =========      =========      =========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                 5,436         43,170          3,688          7,011
      Units redeemed                               (69)          (959)          (153)             0
      Units transferred                          6,392         18,214         16,701          1,002
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding        11,759         60,425         20,236          8,013
Beginning units                                      9             14             12             13
                                             ---------      ---------      ---------      ---------
Ending units                                    11,768         60,439         20,248          8,026
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.55%:
      Units sold                                     0              0              0              0
      Units redeemed                                 0              0              0              0
      Units transferred                              0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.70%:
      Units sold                                     0              0              0              0
      Units redeemed                                 0              0              0              0
      Units transferred                              0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.72%:
      Units sold                                     0              0            156              0
      Units redeemed                                 0              0              0              0
      Units transferred                              0              0           (156)             0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========

                                                   MFS
                                         Massachusetts            MFS                        Putnam
                                             Investors        Mid-Cap      MFS Total        Growth:
                                                 Trust         Growth         Return        Voyager
                                             Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                             ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (163)     $  (2,577)     $   9,478      $      (9)

      Net realized gains (losses)                  596          5,522          1,265             (1)
      Change in net unrealized
        appreciation (depreciation)
        of investments                          13,697         47,556         17,465            228
                                             ---------      ---------      ---------      ---------
          Increase (decrease) in net
            assets from operations              14,130         50,501         28,208            218
                                             ---------      ---------      ---------      ---------

From capital transactions:
      Net proceeds from units sold             116,220        336,849        249,738              0
      Cost of units redeemed                    (1,369)       (44,700)        (1,694)             0
      Annuity benefit payments                       0              0              0              0
      Net transfers                            109,994        198,499        164,443          5,520
      Contract maintenance charge                   (2)            (2)             0              0
                                             ---------      ---------      ---------      ---------
          Increase (decrease) in net
            assets from capital
            transactions                       224,843        490,646        412,487          5,520
                                             ---------      ---------      ---------      ---------

Increase (decrease) in net assets              238,973        541,147        440,695          5,738
Net assets at beginning of period                   95             94             98             94
                                             ---------      ---------      ---------      ---------
Net assets at end of period                  $ 239,068      $ 541,241      $ 440,793      $   5,832
                                             =========      =========      =========      =========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                 6,868         39,427         11,736              0
      Units redeemed                               (81)        (4,767)           (74)             0
      Units transferred                          6,511         22,534          7,485            340
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding        13,298         57,194         19,147            340
Beginning units                                      6             14              5              7
                                             ---------      ---------      ---------      ---------
Ending units                                    13,304         57,208         19,152            347
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.55%:
      Units sold                                     0             15              0              0
      Units redeemed                                 0              0              0              0
      Units transferred                              0            237              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0            252              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0            252              0              0
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.70%:
      Units sold                                     0            150              0              0
      Units redeemed                                 0              0              0              0
      Units transferred                              0             15              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0            165              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0            165              0              0
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.72%:
      Units sold                                    58             66              0              0
      Units redeemed                                 0              0              0              0
      Units transferred                            (58)           (66)           183              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0            183              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0            183              0
                                             =========      =========      =========      =========

                                                  Real    Small & Mid     SunAmerica
                                                Estate      Cap Value       Balanced
                                             Portfolio      Portfolio      Portfolio
                                             (Class 3)      (Class 3)      (Class 3)
                                             ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $     397     $  (3,509)     $     408

      Net realized gains (losses)                   85        13,700              7
      Change in net unrealized
        appreciation (depreciation)
        of investments                           6,099        88,341          3,963
                                             ---------      ---------      ---------
          Increase (decrease) in net
            assets from operations               6,581        98,532          4,378
                                             ---------      ---------      ---------

From capital transactions:
      Net proceeds from units sold              56,390       372,001         37,612
      Cost of units redeemed                         0       (38,325)             0
      Annuity benefit payments                       0             0              0
      Net transfers                             22,492       132,448         76,521
      Contract maintenance charge                    0           (12)             0
                                             ---------      ---------      ---------
          Increase (decrease) in net
            assets from capital
            transactions                        78,882       466,112        114,133
                                             ---------      ---------      ---------

Increase (decrease) in net assets               85,463       564,644        118,511
Net assets at beginning of period                  101            97             97
                                             ---------      ---------      ---------
Net assets at end of period                  $  85,564     $ 564,741      $ 118,608
                                             =========     =========      =========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                 3,819        33,141          2,790
      Units redeemed                                 0        (2,840)             0
      Units transferred                          1,503        11,249          5,585
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding         5,322        41,550          8,375
Beginning units                                      9            10              8
                                             ---------      ---------      ---------
Ending units                                     5,331        41,560          8,383
                                             =========     =========      =========
Contracts With Total Expenses of 1.55%:
      Units sold                                     0             0              0
      Units redeemed                                 0             0              0
      Units transferred                              0             0              0
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding             0             0              0
Beginning units                                      0             0              0
                                             ---------      ---------      ---------
Ending units                                         0             0              0
                                             =========     =========      =========
Contracts With Total Expenses of 1.70%:
      Units sold                                     0             0              0
      Units redeemed                                 0             0              0
      Units transferred                              0             0              0
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding             0             0              0
Beginning units                                      0             0              0
                                             ---------      ---------      ---------
Ending units                                         0             0              0
                                             =========     =========      =========
Contracts With Total Expenses of 1.72%:
      Units sold                                     0             0              0
      Units redeemed                                 0             0              0
      Units transferred                              0             0              0
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding             0             0              0
Beginning units                                      0             0              0
                                             ---------      ---------      ---------
Ending units                                         0             0              0
                                             =========     =========      =========


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                  Telecom        Worldwide
                                              Technology          Utility      High Income       Comstock
                                               Portfolio        Portfolio        Portfolio      Portfolio
                                               (Class 3)        (Class 3)        (Class 3)     (Class II)
                                             -----------      -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $      (597)     $       514     $       122     $      (833)

      Net realized gains (losses)                  1,788                0              20           3,576
      Change in net unrealized
        appreciation (depreciation)
        of investments                            10,681              334              99          22,682
                                             -----------      -----------     -----------     -----------
          Increase (decrease) in net
            assets from operations                11,872              848             241          25,425
                                             -----------      -----------     -----------     -----------

From capital transactions:
      Net proceeds from units sold                54,924            9,779           2,345         237,538
      Cost of units redeemed                           0                0               0         (38,073)
      Annuity benefit payments                         0                0               0               0
      Net transfers                               52,847            3,793          12,497          57,227
      Contract maintenance charge                      0                0               0              (1)
                                             -----------      -----------     -----------     -----------
          Increase (decrease) in net
            assets from capital
            transactions                         107,771           13,572          14,842         256,691
                                             -----------      -----------     -----------     -----------

Increase (decrease) in net assets                119,643           14,420          15,083         282,116
Net assets at beginning of period                     84              102             101              96
                                             -----------      -----------     -----------     -----------
Net assets at end of period                  $   119,727      $    14,522     $    15,184     $   282,212
                                             ===========      ===========     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                  23,390            1,054             139          24,295
      Units redeemed                                   0                0               0          (3,637)
      Units transferred                           14,622              377             729           5,333
                                             -----------      -----------     -----------     -----------
Increase (decrease) in units outstanding          38,012            1,431             868          25,991
Beginning units                                       49               12               7              12
                                             -----------      -----------     -----------     -----------
Ending units                                      38,061            1,443             875          26,003
                                             ===========      ===========     ===========     ===========
Contracts With Total Expenses of 1.55%:
      Units sold                                     738                0               0             428
      Units redeemed                                   0                0               0               0
      Units transferred                            8,192                0               0              12
                                             -----------      -----------     -----------     -----------
Increase (decrease) in units outstanding           8,930                0               0             440
Beginning units                                        0                0               0               0
                                             -----------      -----------     -----------     -----------
Ending units                                       8,930                0               0             440
                                             ===========      ===========     ===========     ===========
Contracts With Total Expenses of 1.70%:
      Units sold                                      58                0               0              13
      Units redeemed                                   0                0               0               0
      Units transferred                                0                0               0              16
                                             -----------      -----------     -----------     -----------
Increase (decrease) in units outstanding              58                0               0              29
Beginning units                                        0                0               0               0
                                             -----------      -----------     -----------     -----------
Ending units                                          58                0               0              29
                                             ===========      ===========     ===========     ===========
Contracts With Total Expenses of 1.72%:
      Units sold                                       0                0               0               0
      Units redeemed                                   0                0               0               0
      Units transferred                                0                0               0             396
                                             -----------      -----------     -----------     -----------
Increase (decrease) in units outstanding               0                0               0             396
Beginning units                                        0                0               0               0
                                             -----------      -----------     -----------     -----------
Ending units                                           0                0               0             396
                                             ===========      ===========     ===========     ===========

                                                Emerging       Growth and                      Conservative
                                                  Growth           Income         Balanced         Balanced
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                              (Class II)       (Class II)     (Class 2)(1)     (Class 2)(1)
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $      (192)     $    (2,560)     $    (1,406)     $      (360)

      Net realized gains (losses)                     (5)           3,944            2,387                2
      Change in net unrealized
        appreciation (depreciation)
        of investments                             3,048           72,576          237,963            5,207
                                             -----------      -----------      -----------      -----------
          Increase (decrease) in net
            assets from operations                 2,851           73,960          238,944            4,849
                                             -----------      -----------      -----------      -----------

From capital transactions:
      Net proceeds from units sold                53,789          517,961        1,904,395          148,788
      Cost of units redeemed                           0          (35,520)         (18,879)               0
      Annuity benefit payments                         0                0                0                0
      Net transfers                               25,287          262,941          769,454            2,073
      Contract maintenance charge                      0               (3)             (26)               0
                                             -----------      -----------      -----------      -----------
          Increase (decrease) in net
            assets from capital
            transactions                          79,076          745,379        2,654,944          150,861
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                 81,927          819,339        2,893,888          155,710
Net assets at beginning of period                     93               98                0                0
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $    82,020      $   819,437      $ 2,893,888      $   155,710
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                   6,381           51,208                0                0
      Units redeemed                                   0           (3,251)               0                0
      Units transferred                            2,974           26,144                0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding           9,355           74,101                0                0
Beginning units                                       13               11                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                       9,368           74,112                0                0
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
      Units sold                                       0                0          172,268           24,559
      Units redeemed                                   0                0             (970)               0
      Units transferred                                0                0           92,676              349
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0          263,974           24,908
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0          263,974           24,908
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
      Units sold                                       0                0           84,559              450
      Units redeemed                                   0                0           (1,503)               0
      Units transferred                                0                0            7,972                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0           91,028              450
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0           91,028              450
                                             ===========      ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
      Units sold                                       0              176                0                0
      Units redeemed                                   0                0                0                0
      Units transferred                                0             (176)               0                0
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0                0
Beginning units                                        0                0                0                0
                                             -----------      -----------      -----------      -----------
Ending units                                           0                0                0                0
                                             ===========      ===========      ===========      ===========

                                            Conservative                          Flexible
                                                  Growth    Equity Income           Income
                                               Portfolio             Fund        Portfolio
                                            (Class 2)(1)     (Class 2)(1)     (Class 2)(1)
                                             -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (2,141)     $      (348)     $     4,350

      Net realized gains (losses)                    291                9               31
      Change in net unrealized
        appreciation (depreciation)
        of investments                            98,549           10,476           31,971
                                             -----------      -----------      -----------
          Increase (decrease) in net
            assets from operations                96,699           10,137           36,352
                                             -----------      -----------      -----------

From capital transactions:
      Net proceeds from units sold               743,274            9,922          411,086
      Cost of units redeemed                      (5,766)               0           (8,284)
      Annuity benefit payments                         0                0                0
      Net transfers                              247,638          134,635          295,310
      Contract maintenance charge                      0                0                0
                                             -----------      -----------      -----------
          Increase (decrease) in net
            assets from capital
            transactions                         985,146          144,557          698,112
                                             -----------      -----------      -----------
Increase (decrease) in net assets              1,081,845          154,694          734,464
Net assets at beginning of period                      0                0                0
                                             -----------      -----------      -----------
Net assets at end of period                  $ 1,081,845      $   154,694      $   734,464
                                             ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                       0                0                0
      Units redeemed                                   0                0                0
      Units transferred                                0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.55%:
      Units sold                                  81,912            1,393           57,209
      Units redeemed                                (449)               0           (1,146)
      Units transferred                           26,414           16,873           42,068
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding         107,877           18,266           98,131
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                     107,877           18,266           98,131
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.70%:
      Units sold                                  16,340              196            2,689
      Units redeemed                                (323)               0              (11)
      Units transferred                            5,945            3,660                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding          21,962            3,856            2,678
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                      21,962            3,856            2,678
                                             ===========      ===========      ===========
Contracts With Total Expenses of 1.72%:
      Units sold                                       0                0                0
      Units redeemed                                   0                0                0
      Units transferred                                0                0                0
                                             -----------      -----------      -----------
Increase (decrease) in units outstanding               0                0                0
Beginning units                                        0                0                0
                                             -----------      -----------      -----------
Ending units                                           0                0                0
                                             ===========      ===========      ===========

----------

(1)   For the period from February 11, 2003 (inception) to December 31, 2003.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)


                                                               Growth                 International
                                                Growth       & Income         Income         Growth
                                                  Fund           Fund           Fund           Fund
                                          (Class 2)(1)   (Class 2)(1)   (Class 2)(1)   (Class 2)(1)
                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (175)     $     (46)     $    (718)     $     (36)

      Net realized gains (losses)                    4             (1)           107             (1)
      Change in net unrealized
        appreciation (depreciation)
        of investments                           3,024          1,561          6,691          1,486
                                             ---------      ---------      ---------      ---------
          Increase (decrease) in net
            assets from operations               2,853          1,514          6,080          1,449
                                             ---------      ---------      ---------      ---------

From capital transactions:
      Net proceeds from units sold               4,557          1,197        103,772            198
      Cost of units redeemed                         0              0           (800)             0
      Annuity benefit payments                       0              0              0              0
      Net transfers                             50,962         22,418         59,743         18,521
      Contract maintenance charge                    0              0              0              0
                                             ---------      ---------      ---------      ---------
          Increase (decrease) in net
            assets from capital
            transactions                        55,519         23,615        162,715         18,719
                                             ---------      ---------      ---------      ---------

Increase (decrease) in net assets               58,372         25,129        168,795         20,168
Net assets at beginning of period                    0              0              0              0
                                             ---------      ---------      ---------      ---------
Net assets at end of period                  $  58,372      $  25,129      $ 168,795      $  20,168
                                             =========      =========      =========      =========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                     0              0              0              0
      Units redeemed                                 0              0              0              0
      Units transferred                              0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.55%:
      Units sold                                   654             22         16,343             28
      Units redeemed                                 0              0           (122)             0
      Units transferred                              0          4,071          1,280          3,960
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding           654          4,093         17,501          3,988
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                       654          4,093         17,501          3,988
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.70%:
      Units sold                                   218            230             16             28
      Units redeemed                                 0              0              0              0
      Units transferred                          8,648              6          7,797              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding         8,866            236          7,813             28
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                     8,866            236          7,813             28
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.72%:
      Units sold                                     0              0              0              0
      Units redeemed                                 0              0              0              0
      Units transferred                              0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========

                                                   Mid          Money                    Short Term
                                             Cap Stock         Market           REIT         Income
                                                  Fund           Fund           Fund           Fund
                                          (Class 2)(1)  (Class 2)(1)*  (Class 2)(2)*   (Class 2)(1)
                                          ------------  -------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (102)     $      (3)     $      (9)     $     (76)

      Net realized gains (losses)                    1              0            323             (1)
      Change in net unrealized
        appreciation (depreciation)
        of investments                           2,379              0             22            276
                                             ---------      ---------      ---------      ---------
          Increase (decrease) in net
            assets from operations               2,278             (3)           336            199
                                             ---------      ---------      ---------      ---------

From capital transactions:
      Net proceeds from units sold               7,410            242              0          5,297
      Cost of units redeemed                         0              0              0              0
      Annuity benefit payments                       0              0              0              0
      Net transfers                             22,034           (100)          (106)        16,019
      Contract maintenance charge                    0              0              0              0
                                             ---------      ---------      ---------      ---------
          Increase (decrease) in net
            assets from capital
            transactions                        29,444            142           (106)        21,316
                                             ---------      ---------      ---------      ---------

Increase (decrease) in net assets               31,722            139            230         21,515
Net assets at beginning of period                    0              0              0              0
                                             ---------      ---------      ---------      ---------
Net assets at end of period                  $  31,722      $     139      $     230      $  21,515
                                             =========      =========      =========      =========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                     0              0              0              0
      Units redeemed                                 0              0              0              0
      Units transferred                              0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.55%:
      Units sold                                 1,144             21              0            822
      Units redeemed                                 0              0              0              0
      Units transferred                          3,156             (8)            10          2,520
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding         4,300             13             10          3,342
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                     4,300             13             10          3,342
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.70%:
      Units sold                                    18             21              0             16
      Units redeemed                                 0              0              0              0
      Units transferred                              0             (9)            10              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding            18             12             10             16
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                        18             12             10             16
                                             =========      =========      =========      =========
Contracts With Total Expenses of 1.72%:
      Units sold                                     0              0              0              0
      Units redeemed                                 0              0              0              0
      Units transferred                              0              0              0              0
                                             ---------      ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0              0
Beginning units                                      0              0              0              0
                                             ---------      ---------      ---------      ---------
Ending units                                         0              0              0              0
                                             =========      =========      =========      =========

                                                                                U.S.
                                                 Small      Strategic     Government
                                            Cap Growth         Growth     Securities
                                                  Fund      Portfolio           Fund
                                          (Class 2)(1)   (Class 2)(1)   (Class 2)(1)
                                          ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $     (61)     $    (444)     $   4,515

      Net realized gains (losses)                    1             17           (232)
      Change in net unrealized
        appreciation (depreciation)
        of investments                           2,686         32,684         (4,332)
                                             ---------      ---------      ---------
          Increase (decrease) in net
            assets from operations               2,626         32,257            (49)
                                             ---------      ---------      ---------

From capital transactions:
      Net proceeds from units sold               1,897        104,882        113,565
      Cost of units redeemed                         0              0           (800)
      Annuity benefit payments                       0              0              0
      Net transfers                             19,900         94,325         35,825
      Contract maintenance charge                    0              0              0
                                             ---------      ---------      ---------
          Increase (decrease) in net
            assets from capital
            transactions                        21,797        199,207        148,590
                                             ---------      ---------      ---------

Increase (decrease) in net assets               24,423        231,464        148,541
Net assets at beginning of period                    0              0              0
                                             ---------      ---------      ---------
Net assets at end of period                  $  24,423      $ 231,464      $ 148,541
                                             =========      =========      =========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                     0              0              0
      Units redeemed                                 0              0              0
      Units transferred                              0              0              0
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0
Beginning units                                      0              0              0
                                             ---------      ---------      ---------
Ending units                                         0              0              0
                                             =========      =========      =========
Contracts With Total Expenses of 1.55%:
      Units sold                                   372         14,315          1,282
      Units redeemed                                 0              0           (129)
      Units transferred                          3,373          8,358          1,643
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding         3,745         22,673          2,796
Beginning units                                      0              0              0
                                             ---------      ---------      ---------
Ending units                                     3,745         22,673          2,796
                                             =========      =========      =========
Contracts With Total Expenses of 1.70%:
      Units sold                                    27             15         16,884
      Units redeemed                                 0              0              0
      Units transferred                              0          3,158          4,172
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding            27          3,173         21,056
Beginning units                                      0              0              0
                                             ---------      ---------      ---------
Ending units                                        27          3,173         21,056
                                             =========      =========      =========
Contracts With Total Expenses of 1.72%:
      Units sold                                     0              0              0
      Units redeemed                                 0              0              0
      Units transferred                              0              0              0
                                             ---------      ---------      ---------
Increase (decrease) in units outstanding             0              0              0
Beginning units                                      0              0              0
                                             ---------      ---------      ---------
Ending units                                         0              0              0
                                             =========      =========      =========


----------

(1)   For the period from February 11, 2003 (inception) to December 31, 2003.

(2)   For the period from October 1, 2003 (inception) to December 31, 2003.

* Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                        Nations
                                                                      Nations           Marsico
                                                West Coast         High Yield           Focused
                                                    Equity               Bond          Equities
                                                      Fund          Portfolio         Portfolio
                                              (Class 2)(1)      (Class B)(1)*     (Class B)(1)*
                                              ------------      -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                $    (17)          $     12          $      0

      Net realized gains (losses)                       (2)                 0                 0
      Change in net unrealized
        appreciation (depreciation)
        of investments                                 711                  3                17
                                                  --------           --------          --------
          Increase (decrease) in net
            assets from operations                     692                 15                17
                                                  --------           --------          --------

From capital transactions:
      Net proceeds from units sold                     193                201               197
      Cost of units redeemed                             0                  0                 0
      Annuity benefit payments                           0                  0                 0
      Net transfers                                 11,892                  0                 0
      Contract maintenance charge                        0                  0                 0
                                                  --------           --------          --------
          Increase (decrease) in net
            assets from capital
            transactions                            12,085                201               197
                                                  --------           --------          --------

Increase (decrease) in net assets                   12,777                216               214
Net assets at beginning of period                        0                  0                 0
                                                  --------           --------          --------
Net assets at end of period                       $ 12,777           $    216          $    214
                                                  ========           ========          ========

ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
      Units sold                                         0                  8                11
      Units redeemed                                     0                  0                 0
      Units transferred                                  0                  0                 0
                                                  --------           --------          --------
Increase (decrease) in units outstanding                 0                  8                11
Beginning units                                          0                  0                 0
                                                  --------           --------          --------
Ending units                                             0                  8                11
                                                  ========           ========          ========
Contracts With Total Expenses of 1.55%:
      Units sold                                        15                  0                 0
      Units redeemed                                     0                  0                 0
      Units transferred                              1,322                  0                 0
                                                  --------           --------          --------
Increase (decrease) in units outstanding             1,337                  0                 0
Beginning units                                          0                  0                 0
                                                  --------           --------          --------
Ending units                                         1,337                  0                 0
                                                  ========           ========          ========
Contracts With Total Expenses of 1.70%:
      Units sold                                        15                  0                 0
      Units redeemed                                     0                  0                 0
      Units transferred                                  2                  0                 0
                                                  --------           --------          --------
Increase (decrease) in units outstanding                17                  0                 0
Beginning units                                          0                  0                 0
                                                  --------           --------          --------
Ending units                                            17                  0                 0
                                                  ========           ========          ========
Contracts With Total Expenses of 1.72%:
      Units sold                                         0                  8                11
      Units redeemed                                     0                  0                 0
      Units transferred                                  0                  0                 0
                                                  --------           --------          --------
Increase (decrease) in units outstanding                 0                  8                11
Beginning units                                          0                  0                 0
                                                  --------           --------          --------
Ending units                                             0                  8                11
                                                  ========           ========          ========

----------

(1)   For the period from February 11, 2003 (inception) to December 31, 2003.

* Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION
      ------------

      FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products: FSA Polaris, FSA Advisor, FSA Polaris II, FSA WM Diversified Strategies III, and FSA Polaris Choice. FSA Polaris II was launched on December 2, 2002. FSA WM Diversified Strategies III was launched on February 11, 2003. FSA Polaris Choice was launched on September 3, 2003.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 91 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the three currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (2) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (3) the currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (4) the fifty-five currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust (the "Van Kampen Trust"), (6) the seventeen currently available Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), or (7) the two currently available Class B investment portfolios of the Nations Separate Account Trust (the "Nations Trust"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust and the SunAmerica Trust, the Class 2 shares in the American Series and the WM Trust, the Class II shares in the Van Kampen Trust, and the Class B shares in the Nations Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund is not subject to 12b-1 fees.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


1.    ORGANIZATION (continued)
      ------------------------

      The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, and the Nations Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

      Prior to May 1, 2004 the Small Cap Growth Fund was named Small Cap Stock Fund.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      ------------------------------------------

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
      ------------------------------------------------------

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the 1983(a) Individual Mortality Table and the Annuity 2000 Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS
      ----------------------

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the FSA Advisor contract.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


3.    CHARGES AND DEDUCTIONS (Continued)
      ----------------------------------

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: FSA Polaris 1.37%, FSA Advisor 1.37%, FSA Polaris II 1.37%, FSA WM Diversified Strategies III 1.40% or 1.55% and FSA Polaris Choice 1.37% or 1.57%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS
      ----------------------------------

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the periods ended December 31, 2004 consist of the following:

                                            Cost of Shares         Proceeds from
      Variable Accounts                           Acquired           Shares Sold
      -----------------                     ------------------------------------
      AMERICAN SERIES:
      Global Growth Fund (Class 2)              $1,732,578              $101,219
      Growth Fund (Class 2)                      2,234,814               182,823
      Growth-Income Fund (Class 2)               4,653,220               115,913

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


4.    PURCHASES AND SALES OF INVESTMENTS (Continued)
      ----------------------------------------------

                                                                 Cost of Shares     Proceeds from
      Variable Accounts                                                Acquired       Shares Sold
      -----------------                                          --------------------------------
      ANCHOR TRUST:
      Asset Allocation Portfolio (Class 1)                           $1,149,122        $2,166,418
      Capital Appreciation Portfolio (Class 1)                        1,311,049         5,604,952
      Government and Quality Bond Portfolio (Class 1)                 3,352,863        10,145,446
      Growth Portfolio (Class 1)                                      1,019,494         2,360,779
      Natural Resources Portfolio (Class 1)                           1,267,738           954,174
      Asset Allocation Portfolio (Class 3)                              531,086            27,582
      Capital Appreciation Portfolio (Class 3)                        3,059,844           116,004
      Government and Quality Bond Portfolio (Class 3)                 5,930,021           172,265
      Growth Portfolio (Class 3)                                      2,882,579           254,915
      Natural Resources Portfolio (Class 3)                             324,374            50,973

      LORD ABBETT FUND (Class VC):
      Growth and Income Portfolio                                    $1,107,285          $117,182

      SUNAMERICA TRUST:
      Aggressive Growth Portfolio (Class 1)                          $1,189,304        $1,980,861
      Alliance Growth Portfolio (Class 1)                             1,253,040         8,099,885
      Blue Chip Growth Portfolio (Class 1)                              247,018           201,337
      Cash Management Portfolio (Class 1)                            12,733,741        13,338,608
      Corporate Bond Portfolio (Class 1)                              1,708,903         3,724,452
      Davis Venture Value Portfolio (Class 1)                         3,223,051         9,520,493
      "Dogs" of Wall Street Portfolio (Class 1)                         962,653           987,338
      Emerging Markets Portfolio (Class 1)                            1,147,993         1,373,960
      Federated American Leaders Portfolio (Class 1)                  1,897,450         2,498,636
      Global Bond Portfolio (Class 1)                                   346,531           729,600
      Global Equities Portfolio (Class 1)                               288,136         1,738,906
      Goldman Sachs Research Portfolio (Class 1)                        182,428            81,077
      Growth-Income Portfolio (Class 1)                               1,101,192         6,410,183
      Growth Opportunities Portfolio (Class 1)                          723,482           393,018
      High-Yield Bond Portfolio (Class 1)                             5,712,589         7,713,183
      International Diversified Equities Portfolio (Class 1)          1,373,082         2,121,006

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


4.    PURCHASES AND SALES OF INVESTMENTS (continued)
      ----------------------------------------------

                                                                 Cost of Shares     Proceeds from
      Variable Accounts                                                Acquired       Shares Sold
      -----------------                                          --------------------------------
      SUNAMERICA TRUST (Continued):
      International Growth and Income Portfolio (Class 1)            $2,527,381        $1,714,707
      MFS Massachusetts Investors Trust Portfolio (Class 1)           1,003,952         1,458,276
      MFS Mid-Cap Growth Portfolio (Class 1)                          1,261,808         1,824,851
      MFS Total Return Portfolio (Class 1)                            2,140,922         2,732,458
      Putnam Growth: Voyager Portfolio (Class 1)                        111,231         1,543,388
      Real Estate Portfolio (Class 1)                                 1,122,036         1,610,387
      SunAmerica Balanced Portfolio (Class 1)                           881,798         2,243,053
      Technology Portfolio (Class 1)                                    402,970           416,954
      Telecom Portfolio (Class 1)                                       224,036           508,416
      Worldwide High Income Portfolio (Class 1)                       1,156,982         1,680,561
      Aggressive Growth Portfolio (Class 3)                             182,688             4,038
      Alliance Growth Portfolio (Class 3)                             2,349,839           291,921
      Blue Chip Growth Portfolio (Class 3)                              479,620           110,630
      Cash Management Portfolio (Class 3)                             3,408,309         1,456,390
      Corporate Bond Portfolio (Class 3)                              1,999,309            89,241
      Davis Venture Value Portfolio (Class 3)                         5,015,948           326,376
      "Dogs" of Wall Street Portfolio (Class 3)                         104,926            54,291
      Emerging Markets Portfolio (Class 3)                              279,706            44,222
      Federated American Leaders Portfolio (Class 3)                    716,177            53,790
      Foreign Value Portfolio (Class 3)                               3,988,736           227,604
      Global Bond Portfolio (Class 3)                                   225,211           201,676
      Global Equities Portfolio (Class 3)                               178,043            10,137
      Goldman Sachs Research Portfolio (Class 3)                         35,970             9,616
      Growth-Income Portfolio (Class 3)                                 346,672             9,998
      Growth Opportunities Portfolio (Class 3)                           84,085            37,034
      High-Yield Bond Portfolio (Class 3)                               412,288            69,310
      International Diversified Equities Portfolio (Class 3)          2,601,742           180,541
      International Growth & Income Portfolio (Class 3)                 698,045            65,721
      Marsico Growth Portfolio (Class 3)                                400,538            24,071
      MFS Massachusetts Investors Trust Portfolio (Class 3)             955,316            66,081
      MFS Mid Cap Growth Portfolio (Class 3)                            951,633            90,453

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


4.    PURCHASES AND SALES OF INVESTMENTS (continued)
      ----------------------------------------------

                                                                 Cost of Shares     Proceeds from
      Variable Accounts                                                Acquired       Shares Sold
      -----------------                                          --------------------------------
      SUNAMERICA TRUST (Continued):
      MFS Total Return Portfolio (Class 3)                           $1,849,263          $171,193
      Putnam Growth: Voyager Portfolio (Class 3)                        199,017            31,205
      Real Estate Portfolio (Class 3)                                   493,296            75,884
      Small & Mid Cap Value Portfolio (Class 3)                       1,422,549           111,613
      SunAmerica Balanced Portfolio (Class 3)                           230,318            75,107
      Technology Portfolio (Class 3)                                    132,128            45,444
      Telecom Utility Portfolio (Class 3)                                28,397             4,188
      Worldwide High Income Portfolio (Class 3)                         275,721            69,219

      VAN KAMPEN TRUST (Class II):
      Comstock Portfolio                                             $1,055,476           $64,866
      Emerging Growth Portfolio                                         161,520            18,278
      Growth and Income Portfolio                                     3,245,893           210,614

      WM TRUST:
      Balance Portfolio (Class 2)                                    $4,303,792          $308,484
      Conservative Balanced Portfolio (Class 2)                         674,843            56,454
      Conservative Growth Portfolio (Class 2)                         1,036,762           322,950
      Equity Income Fund (Class 2)                                      255,017            30,532
      Flexible Income Portfolio (Class 2)                               581,631            50,743
      Growth Fund (Class 2)                                               1,257               993
      Growth & Income Fund (Class 2)                                     29,564             6,696
      Income Fund (Class 2)                                             137,720            10,978
      International Growth Fund (Class 2)                                 6,249               374
      Mid Cap Stock Fund (Class 2)                                      123,490             2,320
      Money Market Fund (Class 2)                                       153,400           124,010
      REIT Fund (Class 2)                                               141,839               160
      Short Term Income Fund (Class 2)                                  135,030             1,680
      Small Cap Growth Fund (Class 2)                                    23,929               622
      Strategic Growth Portfolio (Class 2)                              618,928           560,659
      U.S. Government Securities Fund (Class 2)                           6,047           105,942
      West Coast Equity Fund (Class 2)                                   41,723               658

      NATIONS TRUST (Class B):
      Nations High Yield Bond Portfolio                                 $32,571            $2,550
      Nations Marsico Focused Equity Portfolio                           30,898             6,037

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES
      -----------

      A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2004, 2003, 2002 and 2001, follows:

                                   At December 31                                       For the Year Ended December 31
                -------------------------------------------------------  -----------------------------------------------------------
                                  Unit Fair Value                        Expense Ratio    Investment           Total Return
                                     Lowest to            Net Assets         Lowest        Income               Lowest to
      Year          Units          Highest($)(14)            ($)         to Highest(1)     Ratio(2)             Highest(3)
-----------------------------  ----------------------  ----------------  --------------  ------------  -----------------------------
Global Growth Fund (Class 2)
----------------------------
      2004            130,105    16.24  to      16.31         2,121,346  1.52% to 1.72%     0.36%(17)   7.05%(17)  to         11.78%
      2003             20,647                   14.59           301,244           1.52%         0.32%                         33.25%
      2002                  9                   10.95                95           1.52%      0.00%(4)                      -5.15%(4)
      2001                  -                       -                 -               -             -                              -

Growth Fund (Class 2)
---------------------
      2004            187,980    16.18  to      16.25         3,052,929  1.52% to 1.72%         0.26%      10.59%  to         10.81%
      2003             49,648    14.63  to      14.67           728,191  1.52% to 1.72%         0.18%    7.04%(5)  to         34.76%
      2002                  8                   10.88                91           1.52%      0.00%(4)                      -9.52%(4)
      2001                  -                       -                 -               -             -                             -

Growth Income Fund (Class 2)
----------------------------
      2004            387,380    15.36  to      15.43         5,976,262  1.52% to 1.72%     1.26%(15)   6.11%(15)  to          8.71%
      2003             74,372                   14.20         1,055,867           1.52%         1.59%                         30.44%
      2002                  9                   10.88                94           1.52%      0.00%(4)                      -6.17%(4)
      2001                  -                       -                 -               -             -                              -

Asset Allocation Portfolio (Class 1)
------------------------------------
      2004            592,265                   22.33        13,222,798           1.52%         2.72%                          8.67%
      2003            647,540                   20.55        13,303,464           1.52%         3.59%                         21.21%
      2002            715,214                   16.95        12,122,947           1.52%         3.43%                         -8.94%
      2001            912,870                   18.61        16,991,917           1.52%         3.31%                         -4.29%

Capital Appreciation Portfolio (Class 1)
----------------------------------------
      2004            778,474                   36.11        28,107,879           1.52%         0.00%                          7.46%
      2003            892,518                   33.60        29,987,101           1.52%         0.00%                         30.26%
      2002          1,009,913                   25.79        26,050,264           1.52%         0.00%                        -23.83%
      2001          1,094,258                   33.86        37,056,371           1.52%         0.24%                        -13.91%

Government and Quality Bond Portfolio (Class 1)
-----------------------------------------------
      2004          1,402,281                   16.97        23,800,048           1.52%         4.70%                          1.85%
      2003          1,856,493                   16.66        30,937,469           1.52%         3.78%                          0.97%
      2002          2,716,283                   16.50        44,829,134           1.52%         4.61%                          7.65%
      2001          1,470,891                   15.33        22,549,341           1.52%         4.46%                          5.31%

Growth Portfolio (Class 1)
--------------------------
      2004            552,085                   29.14        16,089,621           1.52%         0.55%                          9.18%
      2003            595,677                   26.69        15,900,218           1.52%         0.55%                         27.96%
      2002            639,847                   20.86        13,347,034           1.52%         0.36%                        -23.34%
      2001            668,099                   27.21        18,178,363           1.52%         0.15%                        -14.40%

Natural Resources Portfolio (Class 1)
-------------------------------------
      2004            191,845                   27.41         5,257,517           1.52%         0.73%                         23.16%
      2003            183,781                   22.25         4,088,986           1.52%         0.73%                         45.50%
      2002            211,766                   15.29         3,238,456           1.52%         0.91%                          6.75%
      2001            168,114                   14.33         2,408,347           1.52%         0.42%                         -2.58%

Asset Allocation Portfolio (Class 3)
------------------------------------
      2004             33,192    22.06  to      22.13           734,449  1.52% to 1.72%     2.88%(21)   2.19%(21)  to          8.39%
      2003              9,508                   20.42           194,167           1.52%         6.27%                         20.93%
      2002                  6                   16.89                99           1.52%      0.00%(4)                      -1.71%(4)
      2001                  -                       -                 -               -             -                              -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)
      -----------------------

                                   At December 31                                       For the Year Ended December 31
                -------------------------------------------------------  -----------------------------------------------------------
                                  Unit Fair Value                        Expense Ratio    Investment           Total Return
                                     Lowest to            Net Assets         Lowest        Income               Lowest to
      Year          Units          Highest($)(14)            ($)         to Highest(1)     Ratio(2)             Highest(3)
-----------------------------  ----------------------  ----------------  --------------  ------------  -----------------------------
Capital Appreciation Portfolio (Class 3)
----------------------------------------
      2004            110,915    35.80  to  35.95(12)     3,986,461  1.52% to 1.72%         0.00%       7.00%  to      7.20%(13)
      2003             23,323    33.46  to  33.53(12)       782,091  1.52% to 1.72%         0.00%    8.47%(5)  to     29.99%(13)
      2002                  4                   25.79            93           1.52%      0.00%(4)                      -6.77%(4)
      2001                  -                       -            -                -             -                              -

Government and Quality Bond Portfolio (Class 3)
-----------------------------------------------
      2004            429,431    16.78  to      16.85     7,233,864  1.52% to 1.72%     5.47%(15)   0.21%(15)  to          1.60%
      2003             94,786                   16.59     1,572,553           1.52%         3.94%                          0.71%
      2002                  6                   16.47           102           1.52%      0.00%(4)                       1.78%(4)
      2001                  -                       -             -               -             -                              -

Growth Portfolio (Class 3)
--------------------------
      2004            124,808    28.86  to      28.99     3,616,619  1.52% to 1.72%     0.38%(15)   6.87%(15)  to          8.91%
      2003             26,347                   26.61       701,219           1.52%         0.38%                         27.66%
      2002                  5                   20.85            95           1.52%      0.00%(4)                      -5.82%(4)
      2001                  -                       -             -               -             -                              -

Natural Resources Portfolio (Class 3)
-------------------------------------
      2004             13,871                   27.23       377,750           1.52%         0.60%                         22.88%
      2003              2,659                   22.16        58,928           1.52%         0.84%                         45.11%
      2002                  7                   15.27           104           1.52%      0.00%(4)                       3.90%(4)
      2001                  -                       -             -               -             -                              -

Growth and Income Portfolio (Class VC)
--------------------------------------
      2004            147,215    11.62  to      11.71     1,723,529  1.52% to 1.72%     1.24%(17)   8.60%(17)  to         10.96%
      2003             56,637                   10.56       597,903           1.52%         1.28%                         29.05%
      2002                 12                    8.18            95           1.52%      0.00%(4)                      -5.59%(4)
      2001                  -                       -             -               -             -                              -

Aggressive Growth Portfolio (Class 1)
-------------------------------------
      2004            642,749                   14.73     9,468,882           1.52%         0.00%                         15.02%
      2003            695,895                   12.81     8,912,662           1.52%         0.00%                         26.52%
      2002            803,064                   10.12     8,129,261           1.52%         0.29%                        -25.83%
      2001            951,741                   13.65    12,989,561           1.52%         0.36%                        -32.71%

Alliance Growth Portfolio (Class 1)
-----------------------------------
      2004          1,299,688                   29.08    37,797,322           1.52%         0.31%                          6.31%
      2003          1,537,359                   27.35    42,054,276           1.52%         0.26%                         23.91%
      2002          1,771,359                   22.08    39,103,613           1.52%         0.26%                        -32.33%
      2001          2,087,816                   32.62    68,106,499           1.52%         0.00%                        -15.29%

Blue Chip Growth Portfolio (Class 1)
------------------------------------
      2004            313,189                    6.00     1,878,279           1.52%         0.16%                          3.65%
      2003            301,164                    5.78     1,742,597           1.52%         0.19%                         24.11%
      2002            197,222                    4.66       919,545           1.52%         0.32%                        -30.35%
      2001             71,523                    6.69       479,064           1.52%      0.08%(7)                     -21.91%(7)

Cash Management Portfolio (Class 1)
-----------------------------------
      2004            834,881                   12.84    10,718,308           1.52%         0.80%                         -0.70%
      2003            875,653                   12.93    11,320,723           1.52%         1.61%                         -0.85%
      2002          2,120,213                   13.04    27,666,979           1.52%         5.08%                         -0.16%
      2001          2,177,838                   13.06    28,446,701           1.52%         5.30%                          2.12%

Corporate Bond Portfolio (Class 1)
----------------------------------
      2004            706,500                   17.15    12,118,766           1.52%         4.89%                          5.21%
      2003            854,203                   16.30    13,926,798           1.52%         5.86%                         10.25%
      2002            769,655                   14.79    11,381,271           1.52%         6.85%                          5.84%
      2001            683,843                   13.97     9,554,776           1.52%         5.88%                          5.93%

Davis Venture Value Portfolio (Class 1)
---------------------------------------
      2004          1,723,559                   31.55    54,372,456           1.52%         0.86%                         11.80%
      2003          1,925,718                   28.22    54,337,751           1.52%         0.86%                         31.11%
      2002          2,185,704                   21.52    47,039,545           1.52%         0.58%                        -18.00%
      2001          2,560,498                   26.25    67,198,485           1.52%         0.49%                        -12.67%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)
      -----------------------

                                   At December 31                                       For the Year Ended December 31
                -------------------------------------------------------  -----------------------------------------------------------
                                  Unit Fair Value                        Expense Ratio    Investment           Total Return
                                     Lowest to            Net Assets         Lowest        Income               Lowest to
      Year          Units          Highest($)(14)            ($)         to Highest(1)     Ratio(2)             Highest(3)
-----------------------------  ----------------------  ----------------  --------------  ------------  -----------------------------
"Dogs" of Wall Street Portfolio (Class 1)
-----------------------------------------
      2004            291,495                   11.38         3,318,564           1.52%         2.28%                          7.97%
      2003            295,977                   10.54         3,120,684           1.52%         2.76%                         18.21%
      2002            321,081                    8.92         2,863,752           1.52%         1.68%                         -7.97%
      2001            132,220                    9.69         1,281,335           1.52%         2.56%                          6.24%

Emerging Markets Portfolio (Class 1)
------------------------------------
      2004            522,719                   11.02         5,760,779           1.52%         1.08%                         22.63%
      2003            546,545                    8.99         4,906,961           1.52%         0.00%                         50.29%
      2002            560,976                    5.98         3,351,330           1.52%         0.20%                         -8.55%
      2001            803,581                    6.54         5,254,679           1.52%         0.28%                         -3.19%

Federated American Leaders Portfolio (Class 1)
----------------------------------------------
      2004            591,397                   17.60        10,406,604           1.52%         1.41%                          8.23%
      2003            628,595                   16.26        10,224,045           1.52%         1.58%                         25.65%
      2002            689,455                   12.94         8,924,710           1.52%         1.02%                        -20.98%
      2001            898,256                   16.38        14,715,514           1.52%         1.44%                         -3.81%

Global Bond Portfolio (Class 1)
-------------------------------
      2004            225,858                   17.09         3,858,924           1.52%         0.00%                          2.40%
      2003            247,753                   16.69         4,133,971           1.52%         0.00%                          1.99%
      2002            265,801                   16.36         4,348,421           1.52%         1.67%                          4.36%
      2001            299,802                   15.68         4,700,040           1.52%         8.66%                          3.43%

Global Equities Portfolio (Class 1)
-----------------------------------
      2004            323,370                   17.28         5,589,415           1.52%         0.29%                         10.18%
      2003            411,886                   15.69         6,461,769           1.52%         0.26%                         24.62%
      2002            475,243                   12.59         5,982,669           1.52%         0.00%                        -27.95%
      2001            628,357                   17.47        10,978,735           1.52%         0.08%                        -19.31%

Goldman Sachs Research Portfolio (Class 1)
-----------------------------------------
      2004            121,358                    6.97           846,471           1.52%         0.00%                         11.31%
      2003            104,419                    6.27           654,480           1.52%         0.00%                         23.34%
      2002             95,735                    5.08           486,500           1.52%         0.00%                        -29.17%
      2001             42,830                    7.17           307,232           1.52%      0.00%(8)                     -26.32%(8)

Growth-Income Portfolio (Class 1)
---------------------------------
      2004          1,211,477                   28.34        34,336,738           1.52%         0.68%                          9.85%
      2003          1,403,729                   25.80        36,217,891           1.52%         1.00%                         23.75%
      2002          1,565,450                   20.85        32,639,759           1.52%         0.82%                        -22.34%
      2001          1,845,250                   26.85        49,539,951           1.52%         0.73%                        -17.18%

Growth Opportunities Portfolio (Class 1)
----------------------------------------
      2004            250,369                    4.79         1,198,381           1.52%         0.00%                          4.57%
      2003            179,378                    4.58           821,018           1.52%         0.00%                         32.94%
      2002            145,691                    3.44           501,574           1.52%         0.00%                        -40.71%
      2001             93,154                    5.81           541,072           1.52%      0.02%(9)                     -34.23%(9)

High-Yield Bond Portfolio (Class 1)
-----------------------------------
      2004            770,474                   17.40        13,406,727           1.52%         8.71%                         15.69%
      2003            964,322                   15.04        14,496,501           1.52%         7.53%                         29.58%
      2002            832,552                   11.61         9,657,821           1.52%        13.09%                         -7.23%
      2001            796,205                   12.51         9,956,246           1.52%        10.36%                         -5.78%

International Diversified Equities Portfolio (Class 1)
------------------------------------------------------
      2004            657,331                   10.69         7,024,917           1.52%         1.92%                         14.73%
      2003            742,717                    9.31         6,917,952           1.52%         4.19%                         29.81%
      2002            792,414                    7.17         5,691,038           1.52%         0.00%                        -29.63%
      2001          1,106,719                   10.20        11,283,072           1.52%         0.00%                        -25.11%

International Growth & Income Portfolio (Class 1)
-------------------------------------------------
      2004            697,293                   13.43         9,365,125           1.52%         1.29%                         19.04%
      2003            624,041                   11.28         7,036,138           1.52%         1.29%                         34.86%
      2002            701,797                    8.37         5,867,467           1.52%         0.33%                        -22.12%
      2001            848,603                   10.74         9,116,687           1.52%         0.29%                        -23.39%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)
      -----------------------

                                   At December 31                                       For the Year Ended December 31
                -------------------------------------------------------  -----------------------------------------------------------
                                  Unit Fair Value                        Expense Ratio    Investment           Total Return
                                     Lowest to            Net Assets         Lowest        Income               Lowest to
      Year          Units          Highest($)(14)            ($)         to Highest(1)     Ratio(2)             Highest(3)
-----------------------------  ----------------------  ----------------  --------------  ------------  -----------------------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
-----------------------------------------------------
      2004            514,492                   19.86        10,218,994           1.52%         0.81%                         10.17%
      2003            536,700                   18.03         9,674,428           1.52%         0.85%                         20.64%
      2002            567,941                   14.94         8,484,530           1.52%         0.78%                        -22.18%
      2001            553,981                   19.20        10,634,558           1.52%         0.57%                        -17.31%

MFS Mid-Cap Growth Portfolio (Class 1)
--------------------------------------
      2004            671,951                   10.61         7,126,580           1.52%         0.00%                         12.37%
      2003            722,591                    9.44         6,820,057           1.52%         0.00%                         35.17%
      2002            666,404                    6.98         4,653,371           1.52%         0.00%                        -47.97%
      2001            598,426                   13.42         8,030,752           1.52%         0.00%                        -23.78%

MFS Total Return Portfolio (Class 1)
------------------------------------
      2004            856,284                   25.10        21,492,849           1.52%         0.19%                          9.63%
      2003            868,964                   22.89        19,894,747           1.52%         4.31%                         15.10%
      2002            903,191                   19.89        17,966,421           1.52%         1.92%                         -6.28%
      2001            756,534                   21.22        16,056,706           1.52%         2.22%                         -0.97%

Putnam Growth: Voyager Portfolio (Class 1)
------------------------------------------
      2004            559,649                   17.47         9,777,261           1.52%         0.13%                          3.42%
      2003            637,107                   16.90        10,764,920           1.52%         0.26%                         22.15%
      2002            707,074                   13.83         9,779,310           1.52%         0.17%                        -27.57%
      2001            888,249                   19.10        16,960,896           1.52%         0.00%                        -25.27%

Real Estate Portfolio (Class 1)
-------------------------------
      2004            301,047                   21.36         6,431,727           1.52%         2.56%                         32.53%
      2003            340,288                   16.12         5,485,425           1.52%         2.92%                         35.91%
      2002            304,254                   11.86         3,608,508           1.52%         2.68%                          4.60%
      2001            251,509                   11.34         2,851,593           1.52%         2.98%                          4.45%

SunAmerica Balanced Portfolio (Class 1)
---------------------------------------
      2004            849,220                   14.96        12,707,363           1.52%         1.49%                          5.16%
      2003            944,344                   14.23        13,433,997           1.52%         2.27%                         13.38%
      2002          1,013,190                   12.55        12,707,426           1.52%         2.51%                        -16.45%
      2001          1,195,940                   15.02        17,955,100           1.52%         2.06%                        -14.45%

Technology Portfolio (Class 1)
------------------------------
      2004            424,341                    2.45         1,041,756           1.52%         0.00%                         -4.00%
      2003            437,111                    2.56         1,117,979           1.52%         0.00%                         48.49%
      2002            199,441                    1.72           343,634           1.52%         0.00%                        -50.12%
      2001            102,033                    3.45           352,288           1.52%     0.00%(10)                    -48.41%(10)

Telecom Utility Portfolio (Class 1)
-----------------------------------
      2004            203,888                   11.62         2,369,337           1.52%         4.54%                         15.01%
      2003            238,977                   10.10         2,413,780           1.52%         6.08%                         16.98%
      2002            294,108                    8.64         2,539,689           1.52%         8.82%                        -24.92%
      2001            385,837                   11.50         4,437,756           1.52%         3.03%                        -15.02%

Worldwide High Income Portfolio (Class 1)
-----------------------------------------
      2004            228,525                   18.75         4,285,555           1.52%         6.03%                          7.77%
      2003            271,450                   17.40         4,723,520           1.52%         8.16%                         24.04%
      2002            308,909                   14.03         4,333,598           1.52%        12.11%                         -1.89%
      2001            374,063                   14.30         5,349,143           1.52%        11.13%                         -4.70%

Aggressive Growth Portfolio (Class 3)
-------------------------------------
      2004             17,532    14.49  to      14.59           255,686  1.52% to 1.72%     0.00%(16)  14.70%(16)  to         14.74%
      2003              3,774                   12.72            48,008           1.52%         0.00%                         26.22%
      2002                  9                   10.08                95           1.52%      0.00%(4)                      -5.28%(4)
      2001                  -                       -                 -               -             -                              -

Alliance Growth Portfolio (Class 3)
-----------------------------------
      2004            106,128    28.63  to  28.76(12)         3,051,320  1.52% to 1.72%     0.12%(15)   3.17%(15)  to          6.06%
      2003             29,285    26.93  to  27.12(12)           794,091  1.52% to 1.70%         0.10%       23.62% to  29.48%(6)(13)
      2002                  4                   21.94                93           1.52%      0.00%(4)                      -7.72%(4)
      2001                  -                       -                 -               -             -                              -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)
      -----------------------

                                   At December 31                                       For the Year Ended December 31
                -------------------------------------------------------  -----------------------------------------------------------
                                  Unit Fair Value                        Expense Ratio    Investment           Total Return
                                     Lowest to            Net Assets         Lowest        Income               Lowest to
      Year          Units          Highest($)(14)            ($)         to Highest(1)     Ratio(2)             Highest(3)
-----------------------------  ----------------------  ----------------  --------------  ------------  -----------------------------
Blue Chip Growth Portfolio (Class 3)
------------------------------------
      2004             90,245     5.93  to       5.96       538,030  1.52% to 1.72%     0.00%(16)       3.40%  to      5.09%(16)
      2003             26,106                    5.77       150,606           1.52%         0.00%                         23.82%
      2002                 20                    4.66            93           1.52%      0.00%(4)                      -7.79%(4)
      2001                  -                       -             -               -             -                              -

Cash Management Portfolio (Class 3)
-----------------------------------
      2004            196,031    12.70  to      12.76     2,499,256  1.52% to 1.72%     0.67%(15)      -0.94%  to     -1.08%(15)
      2003             42,525                   12.88       547,633           1.52%         2.62%                         -1.08%
      2002                 13                   13.02           167           1.52%      0.00%(4)                      -0.05%(4)
      2001                  -                       -             -               -             -                              -

Corporate Bond Portfolio (Class 3)
----------------------------------
      2004            126,413    16.95  to      16.97     2,145,636  1.52% to 1.72%     6.44%(18)   3.92%(18)  to          4.95%
      2003             14,174                   16.17       229,242           1.52%         6.93%                          9.99%
      2002                  7                   14.70           103           1.52%      0.00%(4)                       2.26%(4)
      2001                  -                       -             -               -             -                              -

Davis Venture Value Portfolio (Class 3)
---------------------------------------
      2004            205,799    31.17  to      31.30     6,438,772  1.52% to 1.72%         0.86%      11.31%  to         11.53%
      2003             44,237    28.00  to      28.07     1,241,662  1.52% to 1.72%         0.98%   12.82%(5)  to         30.80%
      2002                  5                   21.46            97           1.52%      0.00%(4)                      -3.28%(4)
      2001                  -                       -             -               -             -                              -

"Dogs" of Wall Street Portfolio (Class 3)
-----------------------------------------
      2004             26,019                   11.31       294,247           1.52%         2.46%                          7.71%
      2003             21,567                   10.50       226,446           1.52%         2.77%                         17.94%
      2002                 11                    8.90            98           1.52%      0.00%(4)                     -2.99%(4)
      2001                  -                       -             -               -             -                              -

Emerging Markets Portfolio (Class 3)
------------------------------------
      2004             34,037    10.87  to      10.93      371,993  1.52% to 1.72%     1.17%(16)  14.87%(16)  to         22.39%
      2003              8,343                    8.93       74,541           1.52%         0.00%                         49.93%
      2002                 16                    5.96           96           1.52%      0.00%(4)                      -4.09%(4)
      2001                  -                        -            -               -             -                              -

Federated American Leaders Portfolio (Class 3)
----------------------------------------------
      2004             58,551    17.38  to      17.47     1,022,770  1.52% to 1.72%     1.48%(18)   6.22%(18)  to          7.98%
      2003             18,228                   16.18       295,007           1.52%         1.85%                         25.34%
      2002                  8                   12.91            97           1.52%      0.00%(4)                      -3.15%(4)
      2001                  -                       -             -               -             -                              -

Foreign Value Portfolio (Class 3)
---------------------------------
      2004            342,611    14.63  to      14.70     5,034,728  1.52% to 1.72%     1.57%(15)  14.41%(15)  to         17.96%
      2003             62,862                   12.46       783,476           1.52%         0.08%                         32.49%
      2002                 10                    9.41            95           1.52%         0.00%(4)                      -5.55%(4)
      2001                  -                       -             -               -             -                              -

Global Bond Portfolio (Class 3)
-------------------------------
      2004             10,789    16.84  to      16.97       183,008  1.52% to 1.72%     0.00%(19)  -0.34%(19)  to          2.14%
      2003              9,261                   16.61       153,849           1.52%         0.00%                          1.76%
      2002                  6                   16.32           102           1.52%     0.00%(4)                        1.73%(4)
      2001                  -                       -             -               -             -                              -

Global Equities Portfolio (Class 3)
-----------------------------------
      2004             11,836    17.06  to  17.13(12)       202,738  1.52% to 1.72%     0.15%(22)       9.91%  to 19.21%(22)(13)
      2003              1,059    15.58  to  15.66(12)        16,530  1.52% to 1.70%         0.13%      24.21%  to  32.45%(6)(13)
      2002                  8                   12.55            96           1.52%      0.00%(4)                      -4.63%(4)
      2001                  -                       -             -               -             -                              -

Goldman Sachs Research Portfolio (Class 3)
------------------------------------------
      2004             10,719                    6.91        74,066           1.52%         0.00%                         11.03%
      2003              6,374                    6.22        39,667           1.52%         0.00%                         23.05%
      2002                 19                    5.06            94           1.52%      0.00%(4)                     -6.13%(4)
      2001                  -                       -             -               -             -                              -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)
      -----------------------

                                   At December 31                                       For the Year Ended December 31
                -------------------------------------------------------  -----------------------------------------------------------
                                  Unit Fair Value                        Expense Ratio    Investment           Total Return
                                     Lowest to            Net Assets         Lowest        Income               Lowest to
      Year          Units          Highest($)(14)            ($)         to Highest(1)     Ratio(2)             Highest(3)
-----------------------------  ----------------------  ----------------  --------------  ------------  -----------------------------
Growth-Income Portfolio (Class 3)
---------------------------------
      2004             16,698    27.96  to      28.12           469,316  1.52% to 1.72%     0.61%(22)       9.58%  to     15.88%(22)
      2003              3,707                   25.66            95,119           1.52%         1.21%                         23.43%
      2002                  5                   20.79                96           1.52%      0.00%(4)                      -4.27%(4)
      2001                  -                       -                 -               -             -                              -

Growth Opportunities Portfolio (Class 3)
----------------------------------------
      2004             22,197                    4.75           105,511           1.52%         0.00%                          4.31%
      2003             11,799                    4.56            53,763           1.52%         0.00%                         32.64%
      2002                 26                    3.44                91           1.52%      0.00%(4)                      -9.56%(4)
      2001                  -                       -                 -               -             -                              -

High-Yield Bond Portfolio (Class 3)
-----------------------------------
      2004             31,726    17.18  to      17.29           548,015  1.52% to 1.72%    10.52%(20)  13.06%(20)  to         15.41%
      2003             11,768                   14.98           176,263           1.52%         7.34%                         29.27%
      2002                  9                   11.59               101           1.52%      0.00%(4)                       0.45%(4)
      2001                  -                       -                 -               -             -                              -

International Diversified Equities Portfolio (Class 3)
------------------------------------------------------
      2004            311,460    10.58  to      10.63         3,309,374  1.52% to 1.72%     2.35%(17)   9.98%(17)  to         14.46%
      2003             60,439                    9.29           561,266           1.52%         6.55%                         29.52%
      2002                 14                    7.17                99           1.52%      0.00%(4)                      -1.64%(4)
      2001                  -                       -                 -               -             -                              -

International Growth and Income Portfolio (Class 3)
---------------------------------------------------
      2004             74,675    13.27  to      13.30           993,244  1.52% to 1.72%     1.38%(15)  15.47%(15)  to         18.75%
      2003             20,248                   11.20           226,874           1.52%         2.24%                         34.51%
      2002                 12                    8.33                98           1.52%      0.00%(4)                      -2.84%(4)
      2001                  -                       -                 -               -             -                              -

Marsico Growth Portfolio (Class 3)
----------------------------------
      2004             48,359                   10.39           502,317           1.52%         0.00%                          9.31%
      2003              8,026                    9.50            76,272           1.52%         0.00%                         27.96%
      2002                 13                    7.43                95           1.52%      0.00%(4)                      -5.19%(4)
      2001                  -                       -                 -               -             -                              -

MFS Massachusetts Investors Trust Portfolio (Class 3)
-----------------------------------------------------
      2004             62,425    19.66  to      19.75         1,232,378  1.52% to 1.72%     0.78%(15)   8.09%(15)  to          9.90%
      2003             13,304                   17.97           239,068           1.52%         0.92%                         20.36%
      2002                  6                   14.93                95           1.52%      0.00%(4)                      -4.98%(4)
      2001                  -                       -                 -               -             -                              -

MFS Mid Cap Growth Portfolio (Class 3)
--------------------------------------
      2004            148,387    10.48  to  10.53(12)         1,561,584  1.52% to 1.72%         0.00%      11.87%  to     12.09%(13)
      2003             57,625     9.39  to   9.41(12)           541,241  1.52% to 1.70%         0.00%   34.85%(5)  to  38.01%(6)(13)
      2002                 14                    6.96                94           1.52%      0.00%(4)                      -6.17%(4)
      2001                  -                       -                 -               -             -                              -

MFS Total Return Portfolio (Class 3)
------------------------------------
      2004             91,432    24.80  to      24.93         2,278,458  1.52% to 1.72%         0.21%       9.14%  to          9.36%
      2003             19,335    22.72  to      22.80           440,793  1.52% to 1.72%         8.42%    6.00%(5)  to         14.83%
      2002                  5                   19.85                98           1.52%      0.00%(4)                      -2.46%(4)
      2001                  -                       -                 -               -             -                              -

Putnam Growth: Voyager Portfolio (Class 3)
------------------------------------------
      2004             10,772    17.21  to      17.33           186,180  1.52% to 1.72%         0.00%       3.16%  to      9.71%(23)
      2003                347                   16.80             5,832           1.52%         0.00%                         21.84%
      2002                  7                   13.78                94           1.52%      0.00%(4)                      -6.47%(4)
      2001                  -                       -                 -               -             -                              -

Real Estate Portfolio (Class 3)
-------------------------------
      2004             28,942    21.11  to      21.22           613,632  1.52% to 1.72%     3.21%(26)  31.19%(26)  to         32.21%
      2003              5,331                   16.05            85,564           1.52%         2.95%                         35.60%
      2002                  9                   11.84               101           1.52%      0.00%(4)                       0.99%(4)
      2001                  -                       -                 -               -             -                              -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)
      -----------------------

                                   At December 31                                       For the Year Ended December 31
                -------------------------------------------------------  -----------------------------------------------------------
                                  Unit Fair Value                        Expense Ratio    Investment           Total Return
                                     Lowest to            Net Assets         Lowest        Income               Lowest to
      Year          Units          Highest($)(14)            ($)         to Highest(1)     Ratio(2)             Highest(3)
-----------------------------  ----------------------  ----------------  --------------  ------------  -----------------------------
Small & Mid Cap Value Portfolio (Class 3)
-----------------------------------------
      2004            130,336    15.69  to      15.77         2,054,680  1.52% to 1.72%     0.45%(17)  12.20%(17)  to         16.05%
      2003             41,560                   13.59           564,741           1.52%         0.01%                         34.25%
      2002                 10                   10.12                97           1.52%      0.00%(4)                      -3.27%(4)
      2001                  -                       -                 -               -             -                              -

SunAmerica Balanced Portfolio (Class 3)
---------------------------------------
      2004             19,272    14.76  to      14.84           285,657  1.52% to 1.72%     1.66%(24)   3.81%(24)  to          4.91%
      2003              8,383                   14.15           118,608           1.52%         2.74%                         13.11%
      2002                  8                   12.51                97           1.52%      0.00%(4)                      -3.76%(4)
      2001                  -                       -                 -               -             -                              -

Technology Portfolio (Class 3)
------------------------------
      2004             84,487     2.39  to       2.44           205,850  1.52% to 1.70%         0.00%      -5.34%  to         -4.24%
      2003             47,049     2.53  to   2.54(12)           119,727  1.52% to 1.70%         0.00%    48.20%(5) to  49.29%(6)(13)
      2002                 49                    1.72                84           1.52%      0.00%(4)                     -16.19%(4)
      2001                  -                       -                 -               -             -                              -

Telecom Utility Portfolio (Class 3)
-----------------------------------
      2004              3,520                   11.55            40,653           1.52%         4.13%                         14.72%
      2003              1,443                   10.07            14,522           1.52%         9.16%                         16.76%
      2002                 12                    8.62               102           1.52%      0.00%(4)                       1.51%(4)
      2001                  -                       -                 -               -             -                              -

Worldwide High Income Portfolio (Class 3)
-----------------------------------------
      2004             12,255                   18.65           228,508           1.52%         8.78%                          7.50%
      2003                875                   17.34            15,184           1.52%         6.26%                         23.94%
      2002                  7                   13.99               101           1.52%      0.00%(4)                       0.88%(4)
      2001                  -                       -                 -               -             -                              -

Comstock Portfolio (Class II)
-----------------------------
      2004            117,253  12.13(12)to      12.15         1,423,797  1.52% to 1.72%         0.44%      15.43%  to         15.66%
      2003             26,868  10.50    to  10.50(12)           282,212  1.52% to 1.72%         0.14%     9.41%(5) to  28.80%(5)(13)
      2002                 12                    8.15                96           1.52%      0.00%(4)                      -4.54%(4)
      2001                  -                       -                 -               -             -                              -

Emerging Growth Portfolio (Class II)
------------------------------------
      2004             25,863                    9.21           238,142           1.52%         0.00%                          5.17%
      2003              9,368                    8.76            82,020           1.52%         0.00%                         25.12%
      2002                 13                    7.00                93           1.52%      0.00%(4)                      -7.90%(4)
      2001                  -                       -                 -               -             -                              -

Growth and Income Portfolio (Class II)
--------------------------------------
      2004            342,208    12.37  to      12.43         4,251,416  1.52% to 1.72%     0.44%(15)  10.64%(15)  to         12.41%
      2003             74,112                   11.06           819,437           1.52%         0.15%                         25.77%
      2002                 11                    8.79                98           1.52%      0.00%(4)                      -2.44%(4)
      2001                  -                       -                 -               -             -                              -

Balanced Portfolio (Class 2)
----------------------------
      2004            837,835     8.79  to       8.82         7,381,186  1.55% to 1.70%         1.77%       7.98%  to          8.15%
      2003            355,002     8.14  to       8.16         2,893,888  1.55% to 1.70%      1.17%(6)   23.52%(6)  to      23.69%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Conservative Balanced Portfolio (Class 2)
-----------------------------------------
      2004            124,231     6.50  to       6.52           809,327  1.55% to 1.70%         1.64%       6.06%  to          6.22%
      2003             25,358     6.13  to       6.14           155,710  1.55% to 1.70%      0.01%(6)   16.28%(6)  to      16.44%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Conservative Growth Portfolio (Class 2)
---------------------------------------
      2004            212,494     9.13  to       9.16         1,942,961  1.55% to 1.70%         1.20%       9.70%  to          9.86%
      2003            129,839     8.32  to       8.33         1,081,845  1.55% to 1.70%      0.72%(6)   30.99%(6)  to      31.16%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)
      -----------------------

                                   At December 31                                       For the Year Ended December 31
                -------------------------------------------------------  -----------------------------------------------------------
                                  Unit Fair Value                        Expense Ratio    Investment           Total Return
                                     Lowest to            Net Assets         Lowest        Income               Lowest to
      Year          Units          Highest($)(14)            ($)         to Highest(1)     Ratio(2)             Highest(3)
-----------------------------  ----------------------  ----------------  --------------  ------------  -----------------------------
Equity Income Fund (Class 2)
----------------------------
      2004             51,257     8.15  to       8.19           419,245  1.55% to 1.70%         1.57%      16.82%  to         16.99%
      2003             22,122     6.97  to       7.00           154,694  1.55% to 1.70%      0.13%(6)   34.28%(6)  to      34.46%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Flexible Income Portfolio (Class 2)
-----------------------------------
      2004            170,203     7.59  to       7.62         1,296,536  1.55% to 1.70%         3.15%       4.45%  to          4.61%
      2003            100,809     7.27  to       7.29           734,464  1.55% to 1.70%      2.32%(6)   11.79%(6)  to      11.94%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Growth Fund (Class 2)
---------------------
      2004              9,723     6.51  to       6.54            63,319  1.55% to 1.70%         0.00%       6.19%  to          6.35%
      2003              9,520     6.13  to       6.15            58,372  1.55% to 1.70%      0.00%(6)   34.42%(6)  to      34.59%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Growth & Income Fund (Class 2)
------------------------------
      2004              8,354     6.20  to       6.22            51,882  1.55% to 1.70%         0.70%       6.95%  to          7.11%
      2003              4,329     5.80  to       5.81            25,129  1.55% to 1.70%      0.29%(6)   31.57%(6)  to      31.74%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Income Fund (Class 2)
---------------------
      2004             43,498     6.89  to       6.92           300,297  1.55% to 1.70%         4.44%       3.54%  to          3.69%
      2003             25,314     6.66  to       6.67           168,795  1.55% to 1.70%      0.06%(6)    6.75%(6)  to       6.89%(6)
      2002
      2001                  -                       -                 -               -             -                              -

International Growth Fund (Class 2)
-----------------------------------
      2004              5,190     5.56  to       5.60            29,079  1.55% to 1.70%         1.11%      11.42%  to         11.58%
      2003              4,016     4.99  to       5.02            20,168  1.55% to 1.70%      0.08%(6)   40.91%(6)  to      41.07%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Mid Cap Stock Fund (Class 2)
----------------------------
      2004             19,419     8.26  to       8.27           160,534  1.55% to 1.70%         0.13%      12.35%  to         12.52%
      2003              4,318     7.35  to       7.35            31,722  1.55% to 1.70%      0.01%(6)   31.04%(6)  to      31.22%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Money Market Fund (Class 2)
---------------------------
      2004              5,228     5.62  to       5.65            29,529  1.55% to 1.70%         0.48%      -1.09%  to         -0.94%
      2003                 25     5.68  to       5.70               139  1.55% to 1.70%      0.00%(6)   -1.18%(6)  to      -1.05%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

REIT Fund (Class 2)
-------------------
      2004              9,622    14.94  to      15.13           145,598  1.55% to 1.70%         0.64%      29.89%  to         31.18%
      2003                 20    11.50  to      11.54               230  1.55% to 1.70%     0.00%(11)   8.45%(11)  to      8.82%(11)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Short Term Income Fund (Class 2)
--------------------------------
      2004             23,867     6.39  to       6.41           152,942  1.55% to 1.70%         3.38%      -0.11%  to          0.04%
      2003              3,358     6.40  to       6.41            21,515  1.55% to 1.70%      0.28%(6)    2.74%(6)  to       2.87%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Small Cap Growth Fund (Class 2)
-------------------------------
      2004              7,371     6.63  to       6.66            49,101  1.55% to 1.70%         0.00%       2.73%  to          2.89%
      2003              3,772     6.45  to       6.47            24,423  1.55% to 1.70%      0.00%(6)   73.79%(6)  to      74.03%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)
      -----------------------

                                   At December 31                                       For the Year Ended December 31
                -------------------------------------------------------  -----------------------------------------------------------
                                  Unit Fair Value                        Expense Ratio    Investment           Total Return
                                     Lowest to            Net Assets         Lowest        Income               Lowest to
      Year          Units          Highest($)(14)            ($)         to Highest(1)     Ratio(2)             Highest(3)
-----------------------------  ----------------------  ----------------  --------------  ------------  -----------------------------
Strategic Growth Portfolio (Class 2)
------------------------------------
      2004             33,033     9.88  to       9.93           327,597  1.55% to 1.70%         0.61%      10.64%  to         10.81%
      2003             25,846     8.93  to       8.96           231,464  1.55% to 1.70%      0.87%(6)   36.78%(6)  to      36.97%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

U.S. Government Securities Fund (Class 2)
-----------------------------------------
      2004              7,831     6.34  to       6.36            49,734  1.55% to 1.70%         3.08%       1.84%  to          1.99%
      2003             23,852     6.23  to       6.24           148,541  1.55% to 1.70%      5.16%(6)    0.17%(6)  to       0.30%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

West Coast Equity Fund (Class 2)
--------------------------------
      2004              5,788    10.43  to      10.48            60,560  1.55% to 1.70%         0.12%      10.82%  to         10.99%
      2003              1,354     9.41  to       9.44            12,777  1.55% to 1.70%      0.00%(6)   46.11%(6)  to      46.30%(6)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Nations High Yield Bond Portfolio
---------------------------------
      2004              2,055    14.34  to      14.41            29,576  1.52% to 1.72%        14.18%       9.51%  to          9.73%
      2003                 16    13.10  to      13.13               216  1.52% to 1.72%      6.20%(5)    8.30%(5)  to       8.37%(5)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

Nations Marsico Focused Equities Portfolio
------------------------------------------
      2004              2,732    10.29  to      10.33            28,206  1.52% to 1.72%         0.00%       9.45%  to          9.67%
      2003                 22     9.40  to       9.42               214  1.52% to 1.72%      0.00%(5)    6.99%(5)  to       7.06%(5)
      2002                  -                       -                 -               -             -                              -
      2001                  -                       -                 -               -             -                              -

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4)   For the period from December 2, 2002 (inception) to December 31, 2002.

(5)   For the period from September 3, 2003 (inception) to December 31, 2003.

(6)   For the period from February 11, 2003 (inception) to December 31, 2003.

(7)   For the period from January 4, 2001 (inception) to December 31, 2001.

(8)   For the period from January 9, 2001 (inception) to December 31, 2001.

(9)   For the period from February 7, 2001 (inception) to December 31, 2001.

(10)  For the period from January 19, 2001 (inception) to December 31, 2001.

(11)  For the period from October 1, 2003 (inception) to December 31, 2003.

(12) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(13) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(14) The unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual contract unit fair values are not within the ranges presented.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (continued)
      -----------------------

(15)  For the period from January 15, 2004 (inception) to December 31, 2004.

(16)  For the period from March 26, 2004 (inception) to December 31, 2004.

(17)  For the period from January 22, 2004 (inception) to December 31, 2004.

(18)  For the period from April 13, 2004 (inception) to December 31, 2004.

(19)  For the period from December 20, 2004 (inception) to December 31, 2004.

(20)  For the period from April 8, 2004 (inception) to December 31, 2004.

(21)  For the period from November 29, 2004 (inception) to December 31, 2004.

(22)  For the period from August 12, 2004 (inception) to December 31, 2004.

(23)  For the period from August 31, 2004 (inception) to December 31, 2004.

(24)  For the period from April 1, 2004 (inception) to December 31, 2004.

(25)  For the period from January 26, 2004 (inception) to December 31, 2004.

(26)  For the period from April 19, 2004 (inception) to December 31, 2004.

                           PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits


(a)   Financial Statements

      The following financial statements are included in Part B of the Registration Statement:

      The financial statements of First SunAmerica Life Insurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004.

      The financial statements of FS Variable Separate Account at December 31, 2004 and for each of the two years in the period ended December 31, 2004.

(b)   Exhibits


(1)      Resolutions Establishing Separate Account------------------------------        **
(2)      Custody Agreements-----------------------------------------------------        Not Applicable
(3)      (a)      Form of Distribution Contract---------------------------------        **
         (b)      Form of Selling Agreement-------------------------------------        **
(4)      (a)      Variable Annuity Contract-------------------------------------        ***
         (b)      Endorsement---------------------------------------------------        +
         (c)      Capital Protector Endorsement---------------------------------        ++++
         (d)      Polaris Income Rewards Endorsement----------------------------        Filed Herewith
(5)      Application for Contract-----------------------------------------------        ***
(6)      Depositor -- Corporate Documents
         (a)      Certificate of Incorporation----------------------------------        **
         (b)      By-Laws-------------------------------------------------------        **
(7)      Reinsurance Contract---------------------------------------------------        Not Applicable
(8)      Form of Fund Participation Agreements
         (a)      Anchor Series Trust Form of Fund Participation Agreement------        **
         (b)      SunAmerica Series Trust Form of Fund Participation Agreement--        **
         (c)      American Funds Form of Fund Participation Agreement-----------        ++
         (d)      Lord Abbett Form of Fund Participation Agreement--------------        ++
         (e)      Van Kampen Form of Fund Participation Agreement---------------        ++
(9)      Opinion of Counsel-----------------------------------------------------        **
         Consent of Counsel-----------------------------------------------------        Not Applicable
(10)     Consent of Independent Registered Public Accounting Firm---------------        Filed Herewith
(11)     Financial Statements Omitted from Item 23------------------------------        Not Applicable
(12)     Initial Capitalization Agreement---------------------------------------        Not Applicable
(13)     Performance Computations-----------------------------------------------        +++
(14)     Diagram and Listing of All Persons Directly or Indirectly Controlled
         By or Under Common Control with AIG SunAmerica, the Depositor of
         Registrant-------------------------------------------------------------        Filed Herewith
(15)     Power of Attorney                                                              +
         (a)      December 2000-------------------------------------------------        *
         (b)      December 2002-------------------------------------------------        ++
         (c)      April 2003----------------------------------------------------        +++
         (d)      November 2003-------------------------------------------------        ++++

* Incorporated by reference to Post-Effective Amendment Nos. 14 and 16 to File Nos. 033-85014 and 811-08810, filed December 8, 2000, Accession No. 000095048-00-002477.

** Incorporated by reference to Post-Effective Amendment Nos. 5 and 7 to File Nos. 033-85014 and 811-08810, filed January 30, 1998, Accession No. 0000950148-98-000132.

*** Incorporated by reference to Post-Effective Amendment Nos. 6 and 8 to File Nos. 033-85014 and 811-08810, filed March 31, 1998, Accession No.
      000095048-98-000732.

**** Incorporated by reference to Post-Effective Amendment Nos. 10 and 12 to File Nos. 033-85014 and 811-08810, filed April 13, 2001, Accession No. 000095048-01-500358.

+ Incorporated by reference to Post-Effective Amendment Nos. 16 and 18 to File Nos. 033-85014 and 811-08810, filed February 8, 2002, Accession No. 000095048-02-000266.

++ Incorporated by reference to Post-Effective Amendment Nos. 18 and 20 to File Nos. 033-85014 and 811-08810, filed November 27, 2002, Accession No. 000095048-02-002786.

+++ Incorporated by reference to Post-Effective Amendment Nos. 19 and 21 to File Nos. 033-85014 and 811-08810, filed April 7, 2003, Accession No. 0000950148-03-000793.

++++ Incorporated by reference to Post-Effective Amendment Nos. 21 and 23 to File Nos. 033-85014 and 811-08810, filed April 21, 2004, Accession No. 0000950148-04-000768.

Item 25. Directors and Officers of the Depositor

The officers and directors of First SunAmerica Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
----                         --------
Jay S. Wintrob               Director, Chief Executive Officer & President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis***           Director, Senior Vice President and Chief Financial Officer
Jana W. Greer***             Director and Senior Vice President
Bruce R. Abrams**            Director, Senior Vice President
Christine A. Nixon           Director, Senior Vice President and Secretary
M. Bernard Aidinoff*         Director
Marion E. Fagen*             Director
Patrick J. Foley*            Director
Cecil C. Gamwell III*        Director
Jack R. Harnes*              Director
David L. Herzog*             Director
John I. Howell*              Director
Ernest T. Patrikis*          Director
Michael J. Akers**           Senior Vice President
Gregory M. Outcalt           Senior Vice President
Stewart R. Polakov***        Senior Vice President and Controller
Edwin R. Raquel***           Senior Vice President and Chief Actuary
Kurt W. Bernlohr**           Vice President
Michelle H. Powers**         Vice President
Mallary L. Reznik            Vice President
Stephen Stone***             Vice President
Edward T. Texeria***         Vice President
Virginia N. Puzon            Assistant Secretary

-----------

*    Principal business address 70 Pine Street, New York, NY 10270
**   Principal business address is 2727 Allen Parkway, Houston, TX 77019
***  Principal business address is 21650 Oxnard Street, Woodland Hills, CA 91367

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith.



An organization chart can be found in the Company's Form 10-K, SEC file number 033-81474, accession number 0000950148-05-000048, filed April 15, 2005. An organization chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-00330, filed March 15, 2004. That organization chart is current as of December 2003. As of the date of this filing, AIG has not yet filed its 2004 Form 10-K.


Item 27. Number of Contract Owners


As of February 28, 2005, the number of Polaris/Polaris II contracts funded by FS Variable Separate Account was 9,738 of which 4,722 were qualified contracts and 5,016 were non-qualified contracts.


Item 28. Indemnification

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of New York, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SUNAMERICA CAPITAL SERVICES, INC. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.


Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

        AIG SunAmerica Life Assurance Company - Variable Separate Account
        AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Two AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account
          One
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Two
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Five
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Nine
        Presidential Life Insurance Company - Variable Account One
        Anchor Series Trust
        Seasons Series Trust
        SunAmerica Series Trust
        SunAmerica Style Select Series, Inc. issued by AIG SunAmerica Asset
          Management Corp. (AIG SAAMCo)
        SunAmerica Equity Funds issued by AIG SAAMCo
        SunAmerica Income Funds issued by AIG SAAMCo
        SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
        SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
        VALIC Company I and
        VALIC Company II

(b) Directors, Officers and principal place of business:

     Officer/Directors*         Position
     -------------------------------------------------------------------------
     Peter A. Harbeck           Director
     J. Steven Neamtz           Director, President & Chief Executive Officer
     Debbie Potash-Turner       Senior Vice President, Chief Financial Officer &
                                  Controller
     John T. Genoy              Vice President
     James Nichols              Vice President
     Thomas Lynch               Chief Compliance Officer
     Christine A. Nixon**       Secretary
     \Virginia N. Puzon**       Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

First SunAmerica Life, the Depositor for the Registrant, is located at 733 Third Avenue, New York, New York 10017. First SunAmerica Life maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.




Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 22 and 24 to its Registration Statement on Form N-4 (File Nos. 033-85014 and 811-08810 to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 28th day of April 2005.



                                     FS VARIABLE SEPARATE ACCOUNT
                                     (Registrant)


                                     By: FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                     By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                     (Depositor)

                                     By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


            SIGNATURE                          TITLE                           DATE
            ---------                          -----                           ----
JAY S. WINTROB*                       Chief Executive Officer,            April 28, 2005
---------------------------------             President
Jay S. Wintrob                               & Director
                                   (Principal Executive Officer)

BRUCE R. ABRAMS*                              Director                    April 28, 2005
---------------------------------
Bruce R. Abrams

M. BERNARD AIDINOFF*                          Director                    April 28, 2005
---------------------------------
M. Bernard Aidinoff

JAMES R. BELARDI*                             Director                    April 28, 2005
---------------------------------
James R. Belardi

MARION E. FAJEN*                              Director                    April 28, 2005
---------------------------------
Marion E. Fajen

PATRICK J. FOLEY*                             Director                    April 28, 2005
---------------------------------
Patrick J. Foley

MARC H. GAMSIN*                               Director                    April 28, 2005
---------------------------------
Marc H. Gamsin

CECIL C. GAMWELL III*                         Director                    April 28, 2005
---------------------------------
Cecil C. Gamwell III

N. SCOTT GILLIS*                       Senior Vice President,             April 28, 2005
---------------------------------     Chief Financial Officer &
N. Scott Gillis                               Director
                                   (Principal Financial Officer)

JANA W. GREER*                                Director                    April 28, 2005
---------------------------------
Jana W. Greer

JACK R. HARNES*                               Director                    April 28, 2005
---------------------------------
Jack R. Harnes

DAVID L. HERZOG*                              Director                    April 28, 2005
---------------------------------
David L. Herzog

JOHN I. HOWELL*                               Director                    April 28, 2005
---------------------------------
John I. Howell

CHRISTINE A. NIXON*                           Director                    April 28, 2005
---------------------------------
Christine A. Nixon

ERNEST T. PATRIKIS*                           Director                    April 28, 2005
---------------------------------
Ernest T. Patrikis

STEWART R. POLAKOV*                  Senior Vice President and            April 28, 2005
---------------------------------            Controller
Stewart R. Polakov                 (Principal Accounting Officer)

*/s/ MALLARY L. REZNIK                                                    April 28, 2005
---------------------------------
Mallary L. Reznik
Attorney-in-fact

                                  EXHIBIT INDEX



EXHIBIT NO.             DESCRIPTION
----------              -----------
(4)(d)                  Polaris Income Rewards Endorsement

(10)                    Consent of Independent Registered Public Accounting Firm

(14)                    Diagram and Listing of All Person Directly or Indirectly
                        Controlled by or Under Common Owner Control with First
                        SunAmerica Life Insurance Company, the Depositor of
                        Registrant